                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4323

                             CDC Nvest Funds Trust I
               (Exact name of registrant as specified in charter)

          399 Boylston Street, Boston, Massachusetts           02116
           (Address of principal executive offices)         (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30, 2004

Date of reporting period: September 30, 2004

This Form N-CSR/A is being filed SOLELY to amend and restate the Section 302 certification attached to Form N-CSR filed on December 2, 2004 (Accessim No. 0001193125-04-206444) in order to correct a clerical error within such certification.

Item 1. Reports to Stockholders.

The Registrant's annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 for the Loomis Sayles Core Plus Bond Fund and Loomis Sayles Government Securities Fund (the "Funds") are as follows:

--------------------------------------------------------------------------------
                        Loomis Sayles Core Plus Bond Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Objective:

Seeks a high level of current income consistent with what the fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.
--------------------------------------------------------------------------------

Strategy:

Invests primarily in U.S. corporate and U.S. government bonds
--------------------------------------------------------------------------------

Fund Inception:

November 7, 1973
--------------------------------------------------------------------------------

Managers:

Peter W. Palfrey
Richard G. Raczkowski
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NEFRX
Class B   NERBX
Class C   NECRX
Class Y   NERYX
--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. This fund may invest in lower-rated bonds with higher yields and increased risks; securities subject to prepayment risk; and foreign market securities with special risks.
--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

Even though the Federal Reserve Bank began raising short-term interest rates early in the summer, bonds in general turned in a positive total return for the 12 months ended September 30, 2004. Longer-term and higher-yielding bonds performed particularly well, and mortgage-backed government agency securities did better than U.S. Treasuries.

For the fiscal year ended September 30, 2004, the total return of Loomis Sayles Core Plus Bond Fund's Class A shares at net asset value was 5.28%, including $0.54 in dividends reinvested during the period. The fund's benchmark, the Lehman Aggregate Bond Index, returned 3.68% for the same period, while Morningstar's Intermediate-Term Bond category averaged a 3.29% return. At the end of September 2004, the fund's SEC yield was 3.69%.

A period of strong overall performance

Successful security selection and our emphasis on corporate issues were primary reasons for the fund's good performance. Corporate bonds generally benefited from expanding earnings and improved creditworthiness tied to stronger balance sheets. High-yield issues were the largest contributor to fund results, with investment grade issues not far behind. Non-dollar holdings also boosted returns, as the U.S. budget and trade deficits kept the dollar weak. U.S. Treasury and agency issues, as well as securities backed by mortgages or other assets, added lesser amounts to fund returns.

Wireline and chemical issues led returns

LCI International, a division of Qwest Communications, was among the wireline companies that performed well, as its profits and finances improved. Bonds issued by IMC Global, a major producer of agricultural chemicals, rose following the announcement of a proposed merger, and IMC benefited further from a worldwide increase in agricultural activity.

The improving economy fed solid performance by bonds of cable, media, and automobile companies. These sectors had fallen sharply during the weak credit market period of two years ago. Other areas, including brokerage and retail companies, made smaller overall contributions.

Negatives were few and minor

The broadly positive tone of bond markets left few issues behind. The highest-quality securities - U.S. Treasuries, agencies, and asset-backed securities - were the weakest performers, but they were still positive. None of the fund's holdings showed a significant decline over this period, with only a handful of laggards. Goldman Sachs and Philip Morris were unchanged, while Dow Chemical recorded a modest decline. We have since sold Dow because its valuation appeared high. We are holding Philip Morris despite negative press regarding tobacco litigation.

Prospect for rising interest rates warrants defensive strategy shifts

With the economy still in recovery, further interest rate increases seem likely. For that reason, we took steps in recent months to reduce the portfolio's sensitivity to interest rate changes. We kept Treasury obligations underweighted compared to the benchmark because they are highly sensitive to changes in interest rates. Altogether, approximately 15% of the fund was in government obligations at the end of the period. Those assets could easily be redeployed into corporate and mortgage-backed securities as opportunities appear.

Since prices of lower-quality, higher-yielding bonds are tied more closely to issuers' fortunes than to interest rates, our emphasis remains on corporate bonds, with a particular focus on lower-tier, investment-grade and better quality high-yield issues. In another defensive measure, we cut exposure to non-dollar-denominated holdings to around 6% of the portfolio, in part by reducing holdings in Australia. However, we are maintaining commitments to securities denominated in Canadian and Singapore dollars and the euro because, unless there are unforeseen reductions in the U.S. trade and budget deficits, we believe the U.S. dollar should stay weak.

--------------------------------------------------------------------------------
                        Loomis Sayles Core Plus Bond Fund
--------------------------------------------------------------------------------

                                   Investment Results through September 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                        Loomis Sayles Core Plus Bond Fund
                 Growth of $10,000 Investment in Class A Shares
                  September 30, 1994 through September 30, 2004

                                     [CHART]

                                   Line chart

                          Class A       Lehman      Lehman
                         @ Maximum    Aggregate       US
   Month     Net Asset     Sales         Bond       Credit
    End      Value (1)   Charge (2)   Index (3)   Index (4)
----------   ---------   ----------   ---------   ---------
 9/30/1994     10,000       9,550       10000       10,000
10/31/1994      9,973       9,524        9991        9,977
11/30/1994      9,946       9,498        9969        9,961
12/31/1994      9,998       9,548       10038       10,043
 1/31/1995     10,166       9,708       10236       10,256
 2/28/1995     10,500      10,028       10480       10,552
 3/31/1995     10,503      10,031       10544       10,638
 4/30/1995     10,710      10,228       10691       10,817
 5/31/1995     11,183      10,679       11105       11,327
 6/30/1995     11,282      10,774       11186       11,429
 7/31/1995     11,221      10,716       11162       11,379
 8/31/1995     11,420      10,906       11296       11,562
 9/30/1995     11,563      11,042       11406       11,699
10/31/1995     11,716      11,189       11554       11,851
11/30/1995     11,899      11,364       11728       12,078
12/31/1995     12,072      11,528       11892       12,277
 1/31/1996     12,122      11,577       11971       12,356
 2/29/1996     11,859      11,326       11763       12,063
 3/31/1996     11,800      11,269       11681       11,960
 4/30/1996     11,701      11,174       11616       11,861
 5/31/1996     11,690      11,164       11592       11,840
 6/30/1996     11,861      11,327       11748       12,014
 7/31/1996     11,891      11,356       11780       12,037
 8/31/1996     11,891      11,356       11760       12,000
 9/30/1996     12,167      11,619       11965       12,254
10/31/1996     12,476      11,914       12230       12,589
11/30/1996     12,776      12,201       12440       12,858
12/31/1996     12,628      12,060       12324       12,680
 1/31/1997     12,699      12,127       12362       12,698
 2/28/1997     12,779      12,204       12392       12,751
 3/31/1997     12,588      12,022       12255       12,553
 4/30/1997     12,727      12,154       12439       12,743
 5/31/1997     12,899      12,318       12556       12,887
 6/30/1997     13,126      12,535       12705       13,070
 7/31/1997     13,653      13,039       13048       13,548
 8/31/1997     13,421      12,817       12936       13,348
 9/30/1997     13,688      13,072       13127       13,582
10/31/1997     13,818      13,196       13318       13,754
11/30/1997     13,882      13,257       13379       13,832
12/31/1997     14,025      13,394       13514       13,978
 1/31/1998     14,211      13,572       13687       14,144
 2/28/1998     14,257      13,615       13677       14,139
 3/31/1998     14,345      13,700       13724       14,192
 4/30/1998     14,411      13,763       13796       14,281
 5/31/1998     14,558      13,903       13926       14,451
 6/30/1998     14,612      13,955       14044       14,558
 7/31/1998     14,574      13,918       14074       14,544
 8/31/1998     14,430      13,780       14303       14,612
 9/30/1998     14,987      14,312       14638       15,085
10/31/1998     14,829      14,162       14561       14,853
11/30/1998     15,125      14,444       14644       15,132
12/31/1998     15,149      14,467       14688       15,176
 1/31/1999     15,312      14,623       14792       15,326
 2/28/1999     15,003      14,328       14534       14,963
 3/31/1999     15,210      14,526       14615       15,069
 4/30/1999     15,330      14,640       14661       15,113
 5/31/1999     14,998      14,323       14533       14,911
 6/30/1999     14,902      14,231       14486       14,833
 7/31/1999     14,844      14,176       14425       14,751
 8/31/1999     14,784      14,119       14417       14,715
 9/30/1999     15,034      14,357       14585       14,875
10/31/1999     15,069      14,390       14639       14,943
11/30/1999     15,091      14,412       14637       14,959
12/31/1999     15,099      14,419       14567       14,880
 1/31/2000     15,035      14,359       14519       14,827
 2/29/2000     15,205      14,521       14695       14,965
 3/31/2000     15,414      14,720       14888       15,092
 4/30/2000     15,130      14,449       14846       14,960
 5/31/2000     15,018      14,342       14839       14,904
 6/30/2000     15,473      14,777       15148       15,278
 7/31/2000     15,564      14,864       15285       15,463
 8/31/2000     15,765      15,056       15507       15,665
 9/30/2000     15,789      15,078       15604       15,747
10/31/2000     15,699      14,992       15707       15,763
11/30/2000     15,848      15,135       15964       15,967
12/31/2000     16,216      15,486       16260       16,277
 1/31/2001     16,618      15,870       16526       16,722
 2/28/2001     16,782      16,027       16670       16,868
 3/31/2001     16,802      16,046       16754       16,972
 4/30/2001     16,707      15,955       16684       16,911
 5/31/2001     16,813      16,057       16785       17,066
 6/30/2001     16,819      16,062       16848       17,153
 7/31/2001     17,244      16,468       17225       17,601
 8/31/2001     17,435      16,651       17422       17,837
 9/30/2001     17,362      16,581       17625       17,810
10/31/2001     17,704      16,908       17994       18,252
11/30/2001     17,587      16,796       17746       18,094
12/31/2001     17,390      16,608       17633       17,970
 1/31/2002     17,350      16,570       17776       18,122
 2/28/2002     17,283      16,505       17948       18,258
 3/31/2002     17,094      16,325       17650       17,921
 4/30/2002     17,255      16,479       17992       18,171
 5/31/2002     17,400      16,617       18145       18,411
 6/30/2002     16,981      16,217       18302       18,441
 7/31/2002     16,784      16,028       18523       18,432
 8/31/2002     17,166      16,394       18836       18,909
 9/30/2002     17,223      16,448       19141       19,268
10/31/2002     17,127      16,356       19053       19,045
11/30/2002     17,452      16,667       19048       19,292
12/31/2002     17,885      17,080       19442       19,861
 1/31/2003     17,985      17,176       19458       19,925
 2/28/2003     18,244      17,423       19728       20,324
 3/31/2003     18,297      17,473       19712       20,338
 4/30/2003     18,571      17,736       19875       20,715
 5/31/2003     18,941      18,088       20246       21,368
 6/30/2003     18,971      18,117       20205       21,316
 7/31/2003     18,320      17,496       19526       20,407
 8/31/2003     18,496      17,664       19656       20,566
 9/30/2003     19,029      18,173       20176       21,285
10/31/2003     18,981      18,127       19988       21,058
11/30/2003     19,097      18,238       20036       21,155
12/31/2003     19,407      18,533       20240       21,391
 1/31/2004     19,573      18,693       20403       21,607
 2/29/2004     19,724      18,837       20623       21,878
 3/31/2004     19,872      18,978       20778       22,090
 4/30/2004     19,365      18,494       20237       21,394
 5/31/2004     19,195      18,331       20156       21,244
 6/30/2004     19,312      18,443       20270       21,333
 7/31/2004     19,530      18,651       20471       21,596
 8/31/2004     19,921      19,024       20862       22,106
 9/30/2004     20,028      19,135       20918       22,230

                              Average Annual Total Returns -- September 30, 2004
--------------------------------------------------------------------------------

                                                                          Since
                               1 Year/7/   5 Years/7/   10 Years/7/   Inception/7/
                               ---------   ----------   -----------   ------------
Class A (Inception 11/7/73)
Net Asset Value/1/                5.28%       5.91%         7.19%           --
With Maximum Sales Charge/2/      0.52        4.94          6.70            --

Class B (Inception 9/13/93)
Net Asset Value/1/                4.55        5.13          6.40            --
With CDSC/5/                     -0.45        4.80          6.40            --

Class C (Inception 12/30/94)
Net Asset Value/1/                4.55        5.13            --          6.45%
With CDSC5                        3.55        5.13            --          6.45

Class Y (Inception 12/30/94)
Net Asset Value/1/                5.50        6.35            --          7.69

--------------------------------------------------------------------------------

                                                                            Since
                                                                        Class C & Y
Comparative Performance                   1 Year   5 Years   10 Years   Inception/8/
-----------------------                   ------   -------   --------   ------------
Lehman Aggregate Bond Index/3/             3.68%    7.48%      7.66%        7.82%
Lehman U.S. Credit Index/4/                4.44     8.37       8.32         8.49
Morningstar Int. Term Bond Fund Avg./6/    3.29     6.59       6.82         6.96

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of any dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              Portfolio as of September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  Credit Quality
--------------------------------------------------------------------------------

                                    [CHART]

                                   Pie chart

Aaa                  46.3%
Aa                    0.6%
A                     4.9%
Baa                  23.5%
Ba                   16.3%
B                     4.0%
Caa                   1.0%
Short-Term & Other    3.4%

Credit quality is based on bond ratings from Moody's Investor Services, Inc.
--------------------------------------------------------------------------------

                                                              Effective Maturity
--------------------------------------------------------------------------------

                                    [CHART]

                                   Pie chart

1 year or less        3.4%
1-5 years            53.2%
5-10 years           32.4%
10+ years            11.0%

                      Average Effective Maturity: 6.3 years
--------------------------------------------------------------------------------

Notes to Charts

/1/ Does not include a sales charge. Effective 2/1/04, a 1% front end sales charge was removed from Class C shares.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/ Lehman U.S. Credit Index is an unmanaged index that includes all publicly issued, fixed-rate, nonconvertible, dollar-denominated, SEC-registered, U.S. investment-grade corporate debt, and foreign debt that meets specific maturity, liquidity and quality requirements.
/5/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/ Morningstar Intermediate Term Bond Fund Average is the average performance without sales charges of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/8/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class C from 12/31/94; Class Y from 12/31/94.

--------------------------------------------------------------------------------
                    Loomis Sayles Government Securities Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Objective:

Seeks a high level of current income consistent with safety of principal by investing in U.S. government securities
--------------------------------------------------------------------------------

Strategy:

Invests primarily in securities issued or guaranteed by the U.S. government or its agencies
--------------------------------------------------------------------------------

Fund Inception:

September 16, 1985
--------------------------------------------------------------------------------

Managers:

John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NEFUX
Class B   NEUBX
Class Y   NEUYX
--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. The fund also invests in real estate-related securities that are subject to prepayment risks, and U.S. government bonds that are guaranteed by the U.S. government; mutual funds that invest in these securities are not guaranteed.
--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

Loomis Sayles Government Securities Fund provided a total return of 2.77% during the fiscal year ended September 30, 2004, based on the net asset value of Class A shares and $0.44 in dividends reinvested during the period. The fund's benchmark, the Lehman U.S. Long Government Index, outperformed the fund for the period, returning 5.06%, while the fund's Morningstar category, the Long Government Average, returned 2.75%. The fund's 30-day SEC yield was 2.35% at the end of September, 2004.

The fund underperformed its benchmark primarily because of its relatively short duration during the period. Duration is a measure of the fund's sensitivity to changing bond prices; a shorter duration normally shelters net assets from price declines when interest rates rise. However, as the Federal Reserve Board's three rate hikes raised the federal funds rate (the only rate the Fed directly controls) from 1.00% to 1.75%, long-term interest rates actually fell, lifting prices of long-term bonds. The result of rising short-term rates and falling long rates was a flattening of the yield curve, as the difference between short- and long-term interest rates narrowed. Long-term bonds outperformed shorter issues.

The longer the bond, the better the results in this 12-month period

Since this fund's investment universe is composed of bonds issued or guaranteed by the U.S. government or its agencies, selecting securities is a matter of strategy. Within this universe, we seek a high level of current income consistent with safety of principal. The primary risks to principal faced by a fund of this high quality are inflation and market risks - declines in bond prices that occur when interest rates rise. The best performers in the fund's universe during most of the year were long-term U.S. Treasury securities and Treasury Inflation-Protected Securities, called TIPS. TIPS are Treasury securities whose coupon payments are adjusted for inflation. Of the securities in the fund's portfolio, the best results came from Treasury securities and TIPS with long maturities - dates ranging from 2029 to 2033. TIPS also performed well as demand for these issues was heightened by inflation expectations. The fund's weakest performers during the reporting period were Treasuries and government agency obligations with maturities in the one- to two-year range.

The lower-coupon, 30-year, mortgage-backed securities we selected were attractive because of their valuations and long duration. As falling interest rates on home mortgages triggered concerns about refinancing, mortgage-backed securities in general lagged U.S. Treasuries. However, the securities we selected offer a yield advantage over Treasuries - and are deemed to be riskier
- because they are backed by government agencies rather than the U.S. government itself. We also purchased and sold TIPS at intervals during the year as their valuations shifted.

Outlook for rising interest rates across the board

The yield curve flattened considerably during the reporting period, and typically when this occurs, interest rates rise across the board. However, this past year the increase was primarily in the short- to intermediate- area of the yield curve. In light of this, and our forecast for the Federal Reserve to continue to raise the federal funds rate, we will look for an opportunity to further reduce the fund's duration and possibly shift to what is known as a "barbell" configuration. This is a strategy in which portfolio maturities are concentrated in both the long and the short end of the spectrum, allowing us to reach for higher income at one end, and balance it with some measure of price stability at the other. We may also add to the fund's mortgage holdings, especially if volatility remains moderate and the Fed continues its "measured" path of interest-rate increases.

--------------------------------------------------------------------------------
                    Loomis Sayles Government Securities Fund
--------------------------------------------------------------------------------

                                   Investment Results through September 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                    Loomis Sayles Government Securities Fund
                 Growth of $10,000 Investment in Class A Shares
                  September 30, 1994 through September 30, 2004

                                     [CHART]

                                   Line chart

                           Class A      Lehman       Lehman
                          @ Maximum   Government      Long
   Month     Net Asset      Sales        Bond      Govt Bond
    End      Value (1)   Charge (2)    Index (3)   Index (4)
----------   ---------   ----------   ----------   ---------
 9/30/1994     10,000       9,550       10,000       10000
10/31/1994      9,999       9,549        9,992        9963
11/30/1994      9,941       9,494        9,974       10026
12/31/1994      9,965       9,516       10,035       10179
 1/31/1995     10,119       9,664       10,222       10443
 2/28/1995     10,351       9,885       10,442       10742
 3/31/1995     10,418       9,950       10,507       10835
 4/30/1995     10,526      10,052       10,644       11027
 5/31/1995     11,101      10,602       11,074       11877
 6/30/1995     11,170      10,668       11,159       12016
 7/31/1995     11,062      10,564       11,118       11821
 8/31/1995     11,181      10,678       11,248       12086
 9/30/1995     11,321      10,812       11,357       12311
10/31/1995     11,534      11,015       11,530       12654
11/30/1995     11,759      11,230       11,709       12978
12/31/1995     11,961      11,423       11,875       13325
 1/31/1996     12,008      11,467       11,948       13321
 2/29/1996     11,714      11,186       11,705       12675
 3/31/1996     11,582      11,061       11,607       12425
 4/30/1996     11,492      10,975       11,533       12216
 5/31/1996     11,432      10,918       11,514       12152
 6/30/1996     11,550      11,030       11,662       12414
 7/31/1996     11,571      11,050       11,691       12420
 8/31/1996     11,497      10,979       11,665       12263
 9/30/1996     11,699      11,173       11,859       12605
10/31/1996     11,975      11,436       12,119       13101
11/30/1996     12,221      11,671       12,330       13541
12/31/1996     12,056      11,513       12,204       13213
 1/31/1997     12,070      11,527       12,218       13119
 2/28/1997     12,077      11,534       12,235       13126
 3/31/1997     11,916      11,379       12,105       12791
 4/30/1997     12,062      11,519       12,280       13102
 5/31/1997     12,165      11,617       12,386       13250
 6/30/1997     12,335      11,780       12,525       13507
 7/31/1997     12,853      12,275       12,880       14301
 8/31/1997     12,564      11,998       12,753       13906
 9/30/1997     12,793      12,217       12,945       14284
10/31/1997     13,045      12,458       13,169       14764
11/30/1997     13,138      12,547       13,236       14962
12/31/1997     13,301      12,703       13,375       15212
 1/31/1998     13,489      12,882       13,575       15517
 2/28/1998     13,426      12,821       13,538       15408
 3/31/1998     13,416      12,812       13,576       15441
 4/30/1998     13,456      12,851       13,637       15499
 5/31/1998     13,626      13,013       13,777       15795
 6/30/1998     13,832      13,209       13,934       16162
 7/31/1998     13,805      13,184       13,956       16092
 8/31/1998     14,231      13,590       14,319       16804
 9/30/1998     14,622      13,964       14,705       17408
10/31/1998     14,439      13,789       14,655       17133
11/30/1998     14,520      13,867       14,660       17283
12/31/1998     14,500      13,847       14,692       17251
 1/31/1999     14,640      13,982       14,778       17409
 2/28/1999     14,077      13,443       14,426       16570
 3/31/1999     14,110      13,476       14,483       16523
 4/30/1999     14,157      13,520       14,516       16542
 5/31/1999     13,967      13,339       14,388       16288
 6/30/1999     13,804      13,183       14,359       16110
 7/31/1999     13,702      13,085       14,338       16023
 8/31/1999     13,599      12,987       14,338       15966
 9/30/1999     13,776      13,156       14,454       16078
10/31/1999     13,766      13,147       14,478       16088
11/30/1999     13,706      13,089       14,458       15983
12/31/1999     13,567      12,957       14,364       15745
 1/31/2000     13,581      12,970       14,384       15960
 2/29/2000     13,820      13,198       14,589       16427
 3/31/2000     14,124      13,488       14,845       16960
 4/30/2000     14,009      13,379       14,804       16819
 5/31/2000     13,960      13,332       14,813       16749
 6/30/2000     14,203      13,564       15,078       17127
 7/31/2000     14,337      13,692       15,224       17418
 8/31/2000     14,588      13,931       15,449       17822
 9/30/2000     14,531      13,877       15,493       17630
10/31/2000     14,663      14,003       15,641       17911
11/30/2000     14,999      14,324       15,948       18473
12/31/2000     15,318      14,629       16,266       18940
 1/31/2001     15,422      14,728       16,430       18990
 2/28/2001     15,618      14,915       16,617       19301
 3/31/2001     15,629      14,926       16,675       19203
 4/30/2001     15,404      14,711       16,505       18692
 5/31/2001     15,457      14,761       16,559       18715
 6/30/2001     15,483      14,786       16,636       18867
 7/31/2001     15,944      15,227       17,035       19568
 8/31/2001     16,121      15,396       17,247       19983
 9/30/2001     16,337      15,602       17,547       20137
10/31/2001     16,896      16,136       18,000       21160
11/30/2001     16,316      15,582       17,596       20143
12/31/2001     16,075      15,352       17,443       19762
 1/31/2002     16,232      15,502       17,556       20006
 2/28/2002     16,429      15,690       17,718       20243
 3/31/2002     15,969      15,250       17,332       19433
 4/30/2002     16,410      15,671       17,745       20175
 5/31/2002     16,523      15,779       17,852       20240
 6/30/2002     16,767      16,013       18,101       20611
 7/31/2002     17,166      16,394       18,499       21249
 8/31/2002     17,651      16,856       18,865       22190
 9/30/2002     18,113      17,298       19,308       23103
10/31/2002     17,856      17,052       19,153       22438
11/30/2002     17,668      16,873       18,988       22199
12/31/2002     18,220      17,400       19,448       23120
 1/31/2003     18,178      17,360       19,399       23041
 2/28/2003     18,592      17,755       19,712       23750
 3/31/2003     18,428      17,599       19,656       23463
 4/30/2003     18,515      17,682       19,747       23703
 5/31/2003     19,208      18,343       20,259       25054
 6/30/2003     19,000      18,145       20,153       24659
 7/31/2003     17,750      16,951       19,320       22399
 8/31/2003     17,963      17,155       19,428       22791
 9/30/2003     18,712      17,870       19,993       23997
10/31/2003     18,263      17,441       19,708       23327
11/30/2003     18,321      17,497       19,731       23435
12/31/2003     18,488      17,656       19,906       23723
 1/31/2004     18,684      17,843       20,071       24142
 2/29/2004     18,925      18,073       20,311       24626
 3/31/2004     19,092      18,232       20,490       24995
 4/30/2004     18,162      17,345       19,873       23597
 5/31/2004     18,258      17,436       19,800       23469
 6/30/2004     18,380      17,553       19,880       23692
 7/31/2004     18,614      17,776       20,065       24102
 8/31/2004     19,157      18,295       20,456       25003
 9/30/2004     19,230      18,367       20,498       25212

                              Average Annual Total Returns -- September 30, 2004
--------------------------------------------------------------------------------

                                               1 Year   5 Years   10 Years
                                               ------   -------   --------
   Class A (Inception 9/16/85)
   Net Asset Value/1/                           2.77%    6.90%      6.76%
   With Maximum Sales Charge/2/                -1.85     5.92       6.27

   Class B (Inception 9/23/93)
   Net Asset Value/1/                           1.92     6.10       5.96
   With CDSC/6/                                -3.02     5.79       5.96

   Class Y (Inception 3/31/94)
   Net Asset Value/1/                           2.52     7.14       7.01
--------------------------------------------------------------------------------

Comparative Performance                        1 Year   5 Years   10 Years
-----------------------                        ------   -------   --------
   Lehman U.S. Government Bond Index/3/         2.53%    7.24%      7.44%
   Lehman U.S. Long Government Bond Index/4/    5.06     9.41       9.69
   Morningstar Long Government Fund Avg./5/     2.75     8.47       8.22

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              Portfolio as of September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Portfolio Mix
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie chart

Treasuries            82.4%
Mortgage-Backed       15.6%
Government Agencies    1.0%
Short Term & Other     1.0%
--------------------------------------------------------------------------------

                                                              Effective Maturity
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie chart

1 year or less         7.2%
1-5 years              4.1%
5-10 years            17.5%
10+ years             71.2%

                     Average Effective Maturity: 12.2 years
--------------------------------------------------------------------------------

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman U.S. Government Bond Index is an unmanaged index of U.S. Treasury and U.S. Government Agency securities.
/4/ Lehman U.S. Long Government Bond Index is an unmanaged index of U.S. Treasury and U.S. government agency securities with a maturity of 10 years or more.
/5/ Morningstar Long Government Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%.

--------------------------------------------------------------------------------
                         Loomis Sayles High Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Objective:

Seeks high current income plus the opportunity for capital appreciation to produce a high total return
--------------------------------------------------------------------------------

Strategy:

Invests primarily in lower-quality fixed-income securities
--------------------------------------------------------------------------------

Fund Inception:

February 22, 1984
--------------------------------------------------------------------------------

Managers:

Kathleen C. Gaffney
Matthew J. Eagan
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NEFHX
Class B   NEHBX
Class C   NEHCX
--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. This fund emphasizes lower-rated, high-yield bonds that may involve extra risks. It also invests in foreign securities which have special risks, including political, economic, regulatory and currency risks.
--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

High-yield bonds extended their run of favorable returns over the past 12 months, but gains were more modest than in previous years. Emerging market issues gained thanks to improving conditions in many developing nations, and selected convertible securities also moved higher.

For the fiscal year ended September 30, 2004, the total return on Loomis Sayles High Income Fund's Class A shares was 11.14% at net asset value, including $0.33 in reinvested dividends. The fund's benchmark, the Lehman High Yield Composite Index, returned 12.55% for the same period, while Morningstar's High Yield Bond category averaged 11.15%. As of September 30, 2004, the fund's SEC yield was 5.54%.

Despite the lag, emerging markets and convertibles contributed

The fund lagged its benchmark because we had reduced the fund's allocation to high-yielding securities in order to increase exposure to non-dollar-denominated debt and other securities. While performance for these two sectors was positive during the period, it was not as strong as higher-yielding securities. However, the weak U.S. dollar also heightened the value of bonds denominated in stronger currencies. The fund's commitment to emerging markets - as well as stable global economic conditions and healthy economies in several countries - was a positive. Convertible bonds, which can be converted into common stock of the issuing company under specified conditions, were also productive for the fund. Technology and utility companies rebounded after a period of poor results, and successful selection among certain high-yield issues aided returns.

Basic industries and energy issues added to returns

Companies in basic industries benefited from the expansion of the U.S. economy and continued global growth. Worldwide demand for chemicals, paper and metals has increased, creating higher prices for industrial commodities and better earnings for materials producers. Dana Corporation, a manufacturer of automobile and truck parts, used proceeds from the sale of a division to pay down debt and strengthen its balance sheet. Increased vehicle production and aggressive cost cutting boosted the company's credit standing. Fast-rising energy prices lifted the bonds of Coastal Corp., a subsidiary of energy conglomerate El Paso Corporation. Investors also rewarded Coastal's plan to address problems within its exploration and production division.

Airlines and oil services held back returns

The U.S airline industry has been buffeted by the rising cost of jet fuel, weak fare structures and costly labor agreements. Delta Airlines has seen its once-solid financial position erode significantly; debt levels are high and cash generation has lagged. With Delta facing a risk of bankruptcy, we eliminated the fund's position. Bonds of Trico Marine, which services oil company rigs in the Gulf of Mexico and the North Sea, fell on concerns about the company's ability to weather its financial difficulties. We eliminated the position.

Forecast for strength in high-yield and non-dollar denominated issues

Economic conditions continue to improve for high-yield issuers and investors still have a healthy appetite for yield. Demand also appears sufficient to absorb new issues coming to market. Consequently, we believe lower-rated issues will perform satisfactorily in upcoming quarters, although security selection will be key in a market that has risen substantially in the last few years. With no reason to believe the dollar will strengthen, we intend to seek opportunities to increase exposure to non-dollar-denominated issues, including those in emerging markets. In sector terms, we expect to cut exposure to consumer cyclical areas, as U.S. consumers feel the pinch of high energy costs and sluggish job creation.

--------------------------------------------------------------------------------
                         Loomis Sayles High Income Fund
--------------------------------------------------------------------------------

                                   Investment Results through September 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                         Loomis Sayles High Income Fund
                 Growth of $10,000 Investment in Class A Shares
                  September 30, 1994 through September 30, 2004

                                    [CHART]

                                   Line chart

                           Class A      Lehman
                          @ Maximum   High Yield
   Month     Net Asset      Sales      Composite
    End      Value (1)   Charge (2)      Index
----------   ---------   ----------   ----------
 9/30/1994     10,000       9,550       10,000
10/31/1994      9,984       9,535       10,024
11/30/1994      9,826       9,384        9,897
12/31/1994      9,852       9,408        9,970
 1/31/1995      9,924       9,477       10,105
 2/28/1995     10,181       9,723       10,452
 3/31/1995     10,247       9,786       10,564
 4/30/1995     10,450       9,980       10,833
 5/31/1995     10,643      10,164       11,137
 6/30/1995     10,630      10,152       11,208
 7/31/1995     10,813      10,327       11,349
 8/31/1995     10,821      10,334       11,385
 9/30/1995     10,876      10,387       11,525
10/31/1995     10,919      10,428       11,596
11/30/1995     10,939      10,447       11,698
12/31/1995     11,013      10,518       11,882
 1/31/1996     11,215      10,710       12,091
 2/29/1996     11,292      10,784       12,101
 3/31/1996     11,271      10,764       12,092
 4/30/1996     11,406      10,893       12,119
 5/31/1996     11,529      11,011       12,192
 6/30/1996     11,603      11,081       12,293
 7/31/1996     11,716      11,189       12,350
 8/31/1996     11,855      11,322       12,483
 9/30/1996     12,220      11,670       12,784
10/31/1996     12,193      11,645       12,883
11/30/1996     12,445      11,885       13,139
12/31/1996     12,655      12,085       13,231
 1/31/1997     12,665      12,095       13,352
 2/28/1997     13,108      12,518       13,575
 3/31/1997     12,934      12,352       13,379
 4/30/1997     13,006      12,421       13,509
 5/31/1997     13,438      12,834       13,809
 6/30/1997     13,526      12,917       14,000
 7/31/1997     13,895      13,270       14,385
 8/31/1997     13,984      13,354       14,352
 9/30/1997     14,400      13,752       14,637
10/31/1997     14,275      13,633       14,650
11/30/1997     14,466      13,815       14,790
12/31/1997     14,601      13,944       14,919
 1/31/1998     14,820      14,153       15,188
 2/28/1998     14,799      14,133       15,277
 3/31/1998     14,952      14,279       15,420
 4/30/1998     15,032      14,356       15,481
 5/31/1998     15,008      14,333       15,535
 6/30/1998     15,059      14,382       15,591
 7/31/1998     15,037      14,360       15,679
 8/31/1998     13,993      13,364       14,814
 9/30/1998     13,860      13,237       14,881
10/31/1998     13,569      12,959       14,576
11/30/1998     14,544      13,889       15,181
12/31/1998     14,350      13,704       15,198
 1/31/1999     14,673      14,013       15,424
 2/28/1999     14,765      14,101       15,333
 3/31/1999     15,005      14,329       15,479
 4/30/1999     15,327      14,638       15,779
 5/31/1999     14,952      14,279       15,565
 6/30/1999     14,910      14,239       15,532
 7/31/1999     14,850      14,182       15,594
 8/31/1999     14,619      13,961       15,422
 9/30/1999     14,524      13,870       15,311
10/31/1999     14,654      13,995       15,209
11/30/1999     14,751      14,087       15,387
12/31/1999     14,924      14,252       15,561
 1/31/2000     14,758      14,094       15,494
 2/29/2000     14,824      14,157       15,524
 3/31/2000     14,377      13,730       15,198
 4/30/2000     14,368      13,721       15,222
 5/31/2000     13,967      13,339       15,066
 6/30/2000     14,390      13,743       15,373
 7/31/2000     14,475      13,824       15,490
 8/31/2000     14,417      13,769       15,596
 9/30/2000     14,119      13,484       15,460
10/31/2000     13,414      12,811       14,965
11/30/2000     12,300      11,746       14,372
12/31/2000     12,520      11,956       14,650
 1/31/2001     13,973      13,345       15,747
 2/28/2001     13,903      13,278       15,957
 3/31/2001     13,193      12,599       15,581
 4/30/2001     12,788      12,213       15,387
 5/31/2001     12,822      12,245       15,664
 6/30/2001     12,086      11,543       15,225
 7/31/2001     12,325      11,770       15,449
 8/31/2001     12,230      11,679       15,631
 9/30/2001     11,117      10,617       14,581
10/31/2001     10,995      10,500       14,941
11/30/2001     11,351      10,840       15,486
12/31/2001     11,186      10,683       15,423
 1/31/2002     11,255      10,749       15,530
 2/28/2002     10,913      10,422       15,314
 3/31/2002     11,207      10,703       15,682
 4/30/2002     11,115      10,615       15,933
 5/31/2002     10,953      10,460       15,845
 6/30/2002     10,170       9,712       14,676
 7/31/2002      9,484       9,057       14,035
 8/31/2002      9,817       9,375       14,436
 9/30/2002      9,453       9,027       14,246
10/31/2002      9,448       9,023       14,122
11/30/2002     10,076       9,623       14,996
12/31/2002     10,196       9,738       15,206
 1/31/2003     10,412       9,944       15,712
 2/28/2003     10,558      10,083       15,906
 3/31/2003     10,831      10,343       16,364
 4/30/2003     11,457      10,941       17,334
 5/31/2003     11,657      11,133       17,514
 6/30/2003     11,909      11,373       18,017
 7/31/2003     11,672      11,147       17,819
 8/31/2003     11,796      11,265       18,024
 9/30/2003     12,183      11,634       18,517
10/31/2003     12,442      11,882       18,891
11/30/2003     12,702      12,131       19,177
12/31/2003     13,041      12,454       19,611
 1/31/2004     13,243      12,647       19,986
 2/29/2004     13,185      12,592       19,935
 3/31/2004     13,260      12,664       20,071
 4/30/2004     12,957      12,374       19,934
 5/31/2004     12,621      12,053       19,597
 6/30/2004     12,894      12,313       19,878
 7/31/2004     12,998      12,413       20,148
 8/31/2004     13,353      12,752       20,543
 9/30/2004     13,537      12,923       20,841

                              Average Annual Total Returns -- September 30, 2004
--------------------------------------------------------------------------------

                                                                    Since
                               1 Year   5 Years   10 Years/6/   Inception/6/
                               ------   -------   -----------   ------------
Class A (Inception 2/22/84)
Net Asset Value/1/              11.14%   -1.39%      3.07%             --
With Maximum Sales Charge/2/     6.12    -2.29       2.60              --

Class B (Inception 9/20/93)
Net Asset Value/1/              10.54    -2.09       2.35              --
With CDSC/4/                     5.54    -2.34       2.35              --

Class C (Inception 3/2/98)
Net Asset Value/1/              10.54    -2.09         --           -2.08%
With CDSC/4/                     9.54    -2.09         --           -2.08
--------------------------------------------------------------------------------

                                                                             Since
                                                                            Class C
Comparative Performance                    1 Year   5 Years   10 Years   Inception/7/
-----------------------                    ------   -------   --------   ------------
Lehman High Yield Composite Index/3/        12.55%   6.36%      7.62%        4.74%
Morningstar High Yield Bond Fund Avg./5/    11.15    4.40       5.74         2.55

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Performance history includes periods from a predecessor fund.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              Portfolio as of September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  Credit Quality
--------------------------------------------------------------------------------

                                    [CHART]

                                   Pie chart

Aaa                   2.3%
Baa                   2.4%
Ba                   36.8%
B                    31.1%
Caa                  13.1%
Ca                    1.1%
Not Rated*            9.8%
Short Term & Other    3.4%

Credit quality is based on bond ratings from Moody's Investor Services Inc.

*Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.
--------------------------------------------------------------------------------

                                                              Effective Maturity
--------------------------------------------------------------------------------

                                    [CHART]

                                   Pie chart

1 year or less        2.7%
1-5 years            24.2%
5-10 years           38.3%
10+ years            34.8%

                     Average Effective Maturity: 11.2 years
--------------------------------------------------------------------------------

Notes to Charts

/1/ Does not include a sales charge. Effective 2/1/04, a 1% front end sales charge was removed from Class C shares.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman High Yield Composite Index is a market-weighted, unmanaged index of fixed-rate, non-investment grade debt.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/5/ Morningstar High Yield Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/7/ The since-inception comparative performance figures shown for Class C shares are calculated from 3/31/98.

--------------------------------------------------------------------------------
              Loomis Sayles Limited Term Government and Agency Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Objective:

Seeks a high current return consistent with preservation of capital
--------------------------------------------------------------------------------

Strategy:

Invests primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities
--------------------------------------------------------------------------------

Fund Inception:

January 3, 1989
--------------------------------------------------------------------------------

Managers:

John Hyll
Clifton V. Rowe
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A    NEFLX
Class B    NELBX
Class C    NECLX
Class Y    NELYX
--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. Securities, issued by the U.S. government are guaranteed by the U.S. government if held to maturity; mutual funds that invest in these securities are not guaranteed. Securities issued by U.S. government agencies may not be government guaranteed.
--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

Loomis Sayles Limited Term Government and Agency Fund provided a total return of 1.87% during the fiscal year ended September 30, 2004, based on the net asset value of Class A shares and $0.42 in dividends reinvested. The fund's benchmark, the Lehman Intermediate Government Bond Index, had a slight edge over the fund for the period, returning 1.91%, while the average return on the fund's category, Morningstar's Short Government, was 1.15%. For the same period, the Lehman 1-5 Year Government Bond Index returned 1.46%. The fund's 30-day SEC yield was 2.51% at the end of September, 2004.

Yield curve flattens, giving advantage to higher-yielding securities

Between June and September of 2004, the Federal Reserve Board raised the federal funds rate (the only rate the Fed directly controls) from 1.00% to 1.75%, in a series of three highly publicized moves. Although yields on short-term Treasury bills rose along with the federal funds rate, the strength of the economy and the low inflation rate seemed to ease investor concerns about the future. As a result, long-term interest rates actually fell during the period. On the long-end of the yield curve, falling interest rates meant rising prices, while rising rates hurt prices in the short-term market.

Even though long- and short-term interest rates converged during the period - flattening the yield curve - securities with more distant maturity dates continue to offer investors a yield advantage because longer timelines mean higher risk. Mortgage-backed securities also typically offer higher coupons than Treasury securities because they are regarded as higher risk. The fund was able to outperform its Morningstar category for the fiscal year because it had a slightly longer duration and relatively high income from the mortgage-backed and agency securities in the portfolio.

Outlook for a stronger economy and moderate increases in interest rates

We expect the Fed to continue to raise interest rates through the end of the calendar year, maintaining what has been described as a measured pace. However, we are less convinced than we were of the need for continued Fed tightening in 2005. We believe the Fed may pause once the federal funds rate reaches 2%. If data suggests that what Fed Chairman Alan Greenspan described as an economic "soft patch" is decisively past, yields could rise again.

Given the fact that interest rates at the short end of the yield curve have risen, we believe the opportunities to extend duration to earn additional income currently outweigh our concerns. We plan to continue to look for opportunities in intermediate-term securities because we believe they will provide the best price return for the fund and its shareholders. Although they continue to account for a major portion of assets, we have reduced the fund's position in mortgage-backed securities. We believe they will perform well in a moderately rising interest-rate environment, but the sector as a whole no longer has the attractive valuations it had one year ago.

--------------------------------------------------------------------------------
              Loomis Sayles Limited Term Government and Agency Fund
--------------------------------------------------------------------------------

                                   Investment Results through September 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                 Loomis Sayles Limited Term U.S. Government Fund
                 Growth of $10,000 Investment in Class A Shares
                  September 30, 1994 through September 30, 2004

                                     [CHART]

                                   Line chart

                          Class A       Lehman
                         @ Maximum   Intermediate   Lehman 1-5 Yr.
   Month     Net Asset     Sales      Gov't Bond      Gov't Bond
    End       Value(1)   Charge(2)     Index(3)          Index
----------   ---------   ---------   ------------   --------------
 9/30/1994     10,000       9,700       10,000           10000
10/31/1994     10,000       9,700       10,002           10013
11/30/1994      9,966       9,667        9,957            9962
12/31/1994      9,973       9,674        9,990            9984
 1/31/1995     10,107       9,803       10,153           10136
 2/28/1995     10,250       9,943       10,348           10308
 3/31/1995     10,279       9,970       10,405           10365
 4/30/1995     10,381      10,069       10,526           10471
 5/31/1995     10,671      10,351       10,823           10711
 6/30/1995     10,718      10,397       10,892           10774
 7/31/1995     10,713      10,391       10,897           10798
 8/31/1995     10,807      10,483       10,987           10873
 9/30/1995     10,874      10,548       11,060           10934
10/31/1995     11,024      10,693       11,182           11039
11/30/1995     11,156      10,822       11,318           11153
12/31/1995     11,274      10,935       11,430           11249
 1/31/1996     11,336      10,996       11,526           11349
 2/29/1996     11,200      10,864       11,404           11273
 3/31/1996     11,129      10,795       11,352           11239
 4/30/1996     11,100      10,767       11,319           11230
 5/31/1996     11,062      10,730       11,313           11237
 6/30/1996     11,149      10,814       11,428           11335
 7/31/1996     11,173      10,838       11,464           11375
 8/31/1996     11,169      10,834       11,477           11404
 9/30/1996     11,311      10,971       11,625           11528
10/31/1996     11,493      11,148       11,816           11686
11/30/1996     11,636      11,287       11,958           11795
12/31/1996     11,543      11,197       11,894           11766
 1/31/1997     11,592      11,244       11,940           11819
 2/28/1997     11,607      11,259       11,959           11842
 3/31/1997     11,546      11,200       11,891           11806
 4/30/1997     11,648      11,299       12,025           11920
 5/31/1997     11,719      11,367       12,119           12006
 6/30/1997     11,832      11,477       12,222           12098
 7/31/1997     12,027      11,666       12,448           12272
 8/31/1997     12,006      11,646       12,400           12258
 9/30/1997     12,131      11,767       12,535           12370
10/31/1997     12,267      11,899       12,681           12486
11/30/1997     12,288      11,919       12,709           12510
12/31/1997     12,381      12,010       12,812           12603
 1/31/1998     12,561      12,184       12,980           12748
 2/28/1998     12,532      12,156       12,966           12745
 3/31/1998     12,511      12,135       13,006           12789
 4/30/1998     12,559      12,183       13,068           12850
 5/31/1998     12,641      12,262       13,158           12927
 6/30/1998     12,733      12,351       13,247           13001
 7/31/1998     12,750      12,367       13,298           13056
 8/31/1998     12,954      12,565       13,549           13257
 9/30/1998     13,324      12,925       13,865           13498
10/31/1998     13,195      12,799       13,888           13551
11/30/1998     13,154      12,760       13,846           13521
12/31/1998     13,182      12,786       13,900           13567
 1/31/1999     13,253      12,855       13,962           13626
 2/28/1999     13,101      12,708       13,770           13511
 3/31/1999     13,162      12,767       13,861           13605
 4/30/1999     13,200      12,804       13,899           13644
 5/31/1999     13,101      12,708       13,814           13599
 6/30/1999     13,016      12,626       13,834           13637
 7/31/1999     12,954      12,565       13,836           13660
 8/31/1999     12,949      12,560       13,855           13693
 9/30/1999     13,096      12,703       13,974           13796
10/31/1999     13,121      12,727       14,002           13828
11/30/1999     13,134      12,740       14,011           13846
12/31/1999     13,092      12,699       13,967           13833
 1/31/2000     13,036      12,645       13,920           13805
 2/29/2000     13,152      12,757       14,036           13910
 3/31/2000     13,315      12,916       14,196           14020
 4/30/2000     13,272      12,874       14,190           14038
 5/31/2000     13,279      12,881       14,228           14085
 6/30/2000     13,469      13,065       14,454           14269
 7/31/2000     13,536      13,130       14,550           14362
 8/31/2000     13,678      13,268       14,713           14493
 9/30/2000     13,784      13,370       14,842           14619
10/31/2000     13,833      13,418       14,943           14705
11/30/2000     14,021      13,601       15,163           14875
12/31/2000     14,185      13,760       15,430           15091
 1/31/2001     14,366      13,935       15,635           15297
 2/28/2001     14,473      14,039       15,779           15413
 3/31/2001     14,565      14,128       15,893           15535
 4/30/2001     14,535      14,099       15,843           15545
 5/31/2001     14,608      14,170       15,909           15622
 6/30/2001     14,618      14,180       15,960           15675
 7/31/2001     14,890      14,444       16,257           15904
 8/31/2001     14,989      14,539       16,402           16023
 9/30/2001     15,224      14,767       16,752           16335
10/31/2001     15,452      14,989       17,013           16531
11/30/2001     15,251      14,794       16,810           16422
12/31/2001     15,158      14,704       16,729           16396
 1/31/2002     15,239      14,781       16,801           16448
 2/28/2002     15,389      14,928       16,940           16555
 3/31/2002     15,168      14,713       16,685           16383
 4/30/2002     15,445      14,982       16,997           16628
 5/31/2002     15,550      15,084       17,116           16721
 6/30/2002     15,706      15,235       17,329           16897
 7/31/2002     15,931      15,453       17,656           17159
 8/31/2002     16,087      15,604       17,858           17281
 9/30/2002     16,231      15,745       18,165           17490
10/31/2002     16,267      15,779       18,152           17518
11/30/2002     16,192      15,707       18,009           17422
12/31/2002     16,395      15,903       18,341           17657
 1/31/2003     16,387      15,895       18,301           17640
 2/28/2003     16,529      16,033       18,507           17768
 3/31/2003     16,518      16,022       18,511           17795
 4/30/2003     16,546      16,049       18,563           17836
 5/31/2003     16,647      16,147       18,855           17993
 6/30/2003     16,617      16,118       18,824           18001
 7/31/2003     16,271      15,783       18,367           17762
 8/31/2003     16,325      15,835       18,400           17771
 9/30/2003     16,596      16,098       18,799           18040
10/31/2003     16,479      15,985       18,615           17920
11/30/2003     16,524      16,028       18,616           17912
12/31/2003     16,640      16,140       18,761           18038
 1/31/2004     16,711      16,210       18,863           18103
 2/29/2004     16,840      16,335       19,042           18237
 3/31/2004     16,904      16,397       19,175           18330
 4/30/2004     16,600      16,102       18,746           18038
 5/31/2004     16,545      16,048       18,686           17999
 6/30/2004     16,608      16,109       18,734           18019
 7/31/2004     16,701      16,200       18,869           18115
 8/31/2004     16,911      16,404       19,150           18311
 9/30/2004     16,903      16,399       19,157           18303

                              Average Annual Total Returns -- September 30, 2004
--------------------------------------------------------------------------------

                                                                         Since
                                         1 Year   5 Years   10 Years   Inception
                                         ------   -------   --------   ---------
Class A (Inception 1/3/89)
Net Asset Value/1/                        1.87%    5.24%      5.39%        --
With Maximum Sales Charge/2/             -1.22     4.61       5.07         --

Class B (Inception 9/27/93)
Net Asset Value/1/                        1.18     4.56       4.70         --
With CDSC/5/                             -3.73     4.23       4.70         --

Class C (Inception 12/30/94)
Net Asset Value/1/                        1.27     4.58         --       4.79%
With CDSC/5/                              0.29     4.58         --       4.79

Class Y (Inception 3/31/94)
Net Asset Value/1/                        2.07     5.64       5.77         --
--------------------------------------------------------------------------------

                                                                         Since
                                                                        Class C
Comparative Performance                1 Year   5 Years   10 Years   Inception/7/
-----------------------                ------   -------   --------   ------------
Lehman Int. Gov't. Bond Index/3/        1.91%     6.51%     6.72%        6.91%
Lehman 1-5 Yr. Gov't Bond Index/4/      1.46      5.82      6.23         6.41
Morningstar Short Gov't Fund Avg./6/    1.15      5.00      5.49         5.63

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Performance history includes periods from a predecessor fund. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              Portfolio as of September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                   Portfolio Mix
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie chart

Mortgage-Backed           50.0%
Treasuries                30.7%
Government Agencies       13.8%
Asset-Backed Securities    4.8%
Short-Term & Other         0.7%
--------------------------------------------------------------------------------

                                                              Effective Maturity
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie chart

1 year or less    8.4%
1-5 years        61.4%
5-10 years       30.2%

                      Average Effective Maturity: 3.7 years
--------------------------------------------------------------------------------

Notes to Charts

/1/ Does not include a sales charge. Effective 2/1/04, a 1% front end sales charge was removed from Class C shares.
/2/  Includes the maximum sales charge of 3.00%.
/3/ Lehman Intermediate Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies with maturities between one and ten years.
/4/ Lehman 1-5 Year Government Bond Index is an unmanaged, market-weighted index of bonds issued by the U.S. government and its agencies, with maturities between 1 and 5 years.
/5/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/ Morningstar Short Government Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/ The since-inception comparative performance figures shown for Class C shares are calculated from 12/31/94.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Objective:

Seeks to maintain a high level of current income exempt from federal and Massachusetts personal income taxes
--------------------------------------------------------------------------------

Strategy:

Invests primarily in Massachusetts municipal bonds, including general obligation bonds and issues secured by specific revenue streams
--------------------------------------------------------------------------------

Inception Date:

March 23, 1984
--------------------------------------------------------------------------------

Manager:

Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NEFMX
Class B   NEMBX
--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. This fund concentrates in a single geographic region, which can affect your fund's performance. Some income may be subject to federal and state taxes. Capital gains are fully taxable.
--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

Loomis Sayles Massachusetts Tax Free Income Fund provided a total return of 4.88% based on the net asset value of Class A shares and $0.61 in dividends reinvested during the fiscal year ended September 30, 2004. For the same period, the fund's benchmark, Lehman Municipal Bond Index, returned 4.60%, while the average return on Morningstar's Muni Massachusetts category was 3.68%. The fund's emphasis on longer-term bonds and on some of the better performing sectors - healthcare and higher education - helped keep it slightly ahead of its nationally diversified benchmark, and allowed it to outperform its Massachusetts peer group.

The fund's 30-day SEC yield at the end of September 2004 was 2.97%, equivalent to 4.82% adjusted for the combined maximum federal and Massachusetts income tax rates of 38.45%.

Higher education and healthcare bonds performed well

Demand for the higher yields found in the healthcare and higher education sectors was the driving force behind their positive price performance. Specific bonds that performed well include Massachusetts Health & Educational Facilities Authority for Nichols College, which received a boost when the school's bond rating was upgraded. The superior performance of Massachusetts Development Finance Agency for Mount Holyoke College was largely attributable to its longer maturity. We continue to hold both the Nichols and Mount Holyoke bonds. However, we sold bonds issued by Massachusetts Development Finance Agency for Concord Assabet Family Services. Concord Assabet has been in the portfolio for some time; we decided to take advantage of the price rise in these formerly distressed securities and eliminated the position. Relatively high yields from several of the fund's healthcare bonds also contributed to the fund's positive results, as did some of its longer-term bonds in the transportation sector. In general, higher education and healthcare remain the two most promising sectors in Massachusetts.

Tax-backed bonds, housing, and one healthcare bond underperformed

Sectors with the most negative impact on fund performance included state General Obligation bonds (GOs) and the leases and housing sectors. GOs are backed by receipts from taxpayers and, like the lease sector, they are generally of higher credit quality and offer lower yields. Demand for higher-quality, lower-yielding issues has been relatively weak, so price performance has been relatively anemic. The housing sector was weak as refinancings continued during the year, making the bonds less attractive.

Specific bonds that performed poorly included Massachusetts Development Finance Agency for Alliance Health, which experienced operating difficulties. We sold the bonds. Massachusetts Industrial Finance Agency for Briscoe Housing Assisted Living bonds hurt the fund when they were called well ahead of the scheduled maturity date. Massachusetts Housing Finance Agency, Single-Family Housing bonds suffered with the sector as a whole.

Short rates rose as long rates fell during the past 12 months

Surprisingly, as the Federal Reserve Board raised the federal funds rate (the only interest rate it directly controls), yields on long-term bonds have actually fallen. Meanwhile, the economy has continued to grow with relatively low inflation, supporting lower yields on long bonds. Although we expect interest rates to continue to rise, we believe the Fed will be able to keep up its "measured" pace. However, even a gradual increase in rates is likely to have a negative impact on bond prices. Consequently, we have shortened the average maturity of the portfolio, trimming exposure to longer maturity bonds.

Looking ahead, we believe the credit markets will stabilize as investors become more comfortable with the measured pace at which interest rates are expected to rise. We also believe the municipal markets will be less volatile than other markets in the gradually rising environment for interest rates that we anticipate.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
--------------------------------------------------------------------------------

                                   Investment Results through September 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                Loomis Sayles Massachusetts Tax Free Income Fund
                 Growth of $10,000 Investment in Class A Shares
                  September 30, 1994 through September 30, 2004

                                     [CHART]

                                   Line chart

                           Class A      Lehman
                          @ Maximum   Municipal
   Month     Net Asset      Sales        Bond
    End      Value (1)   Charge (2)   Index (3)
----------   ---------   ----------   ---------
 9/30/1994     10,000       9,575       10,000
10/31/1994      9,759       9,344        9,822
11/30/1994      9,523       9,118        9,645
12/31/1994      9,795       9,379        9,857
 1/31/1995     10,129       9,699       10,139
 2/28/1995     10,459      10,015       10,434
 3/31/1995     10,535      10,087       10,554
 4/30/1995     10,552      10,103       10,566
 5/31/1995     10,885      10,422       10,903
 6/30/1995     10,716      10,261       10,808
 7/31/1995     10,791      10,333       10,910
 8/31/1995     10,920      10,456       11,049
 9/30/1995     10,995      10,528       11,118
10/31/1995     11,180      10,705       11,280
11/30/1995     11,399      10,914       11,467
12/31/1995     11,543      11,052       11,577
 1/31/1996     11,579      11,087       11,665
 2/29/1996     11,464      10,976       11,586
 3/31/1996     11,320      10,839       11,438
 4/30/1996     11,288      10,808       11,406
 5/31/1996     11,303      10,823       11,401
 6/30/1996     11,411      10,926       11,526
 7/31/1996     11,496      11,008       11,630
 8/31/1996     11,491      11,002       11,627
 9/30/1996     11,670      11,174       11,790
10/31/1996     11,792      11,291       11,923
11/30/1996     11,995      11,485       12,141
12/31/1996     11,916      11,410       12,090
 1/31/1997     11,937      11,430       12,113
 2/28/1997     12,052      11,540       12,224
 3/31/1997     11,916      11,409       12,061
 4/30/1997     12,012      11,502       12,162
 5/31/1997     12,183      11,665       12,345
 6/30/1997     12,310      11,787       12,477
 7/31/1997     12,660      12,122       12,822
 8/31/1997     12,543      12,010       12,702
 9/30/1997     12,710      12,169       12,853
10/31/1997     12,772      12,229       12,936
11/30/1997     12,848      12,302       13,012
12/31/1997     13,026      12,472       13,202
 1/31/1998     13,131      12,573       13,338
 2/28/1998     13,113      12,556       13,342
 3/31/1998     13,076      12,520       13,354
 4/30/1998     13,030      12,477       13,293
 5/31/1998     13,231      12,669       13,504
 6/30/1998     13,277      12,713       13,557
 7/31/1998     13,285      12,721       13,591
 8/31/1998     13,497      12,923       13,801
 9/30/1998     13,646      13,066       13,973
10/31/1998     13,590      13,013       13,973
11/30/1998     13,614      13,035       14,022
12/31/1998     13,665      13,085       14,057
 1/31/1999     13,822      13,235       14,224
 2/28/1999     13,759      13,174       14,162
 3/31/1999     13,742      13,158       14,181
 4/30/1999     13,784      13,198       14,217
 5/31/1999     13,694      13,112       14,135
 6/30/1999     13,471      12,898       13,931
 7/31/1999     13,518      12,943       13,982
 8/31/1999     13,326      12,760       13,870
 9/30/1999     13,286      12,721       13,876
10/31/1999     13,100      12,543       13,725
11/30/1999     13,215      12,654       13,871
12/31/1999     13,100      12,544       13,768
 1/31/2000     12,993      12,441       13,708
 2/29/2000     13,154      12,595       13,867
 3/31/2000     13,400      12,830       14,170
 4/30/2000     13,340      12,773       14,086
 5/31/2000     13,288      12,723       14,013
 6/30/2000     13,555      12,979       14,384
 7/31/2000     13,727      13,143       14,585
 8/31/2000     13,898      13,308       14,809
 9/30/2000     13,843      13,255       14,732
10/31/2000     13,955      13,362       14,893
11/30/2000     14,014      13,418       15,006
12/31/2000     14,312      13,704       15,377
 1/31/2001     14,362      13,752       15,529
 2/28/2001     14,412      13,800       15,578
 3/31/2001     14,408      13,796       15,718
 4/30/2001     14,260      13,654       15,547
 5/31/2001     14,398      13,786       15,715
 6/30/2001     14,500      13,884       15,820
 7/31/2001     14,721      14,095       16,054
 8/31/2001     14,997      14,360       16,319
 9/30/2001     14,913      14,280       16,264
10/31/2001     15,052      14,412       16,458
11/30/2001     14,941      14,306       16,319
12/31/2001     14,772      14,144       16,165
 1/31/2002     14,855      14,223       16,445
 2/28/2002     15,023      14,384       16,643
 3/31/2002     14,746      14,119       16,317
 4/30/2002     15,016      14,378       16,636
 5/31/2002     15,133      14,490       16,737
 6/30/2002     15,309      14,658       16,914
 7/31/2002     15,503      14,844       17,132
 8/31/2002     15,692      15,025       17,338
 9/30/2002     16,045      15,363       17,717
10/31/2002     15,753      15,084       17,424
11/30/2002     15,654      14,989       17,351
12/31/2002     15,967      15,288       17,717
 1/31/2003     15,934      15,256       17,672
 2/28/2003     16,184      15,496       17,919
 3/31/2003     16,198      15,510       17,930
 4/30/2003     16,302      15,609       18,049
 5/31/2003     16,719      16,009       18,471
 6/30/2003     16,644      15,937       18,393
 7/31/2003     15,922      15,245       17,749
 8/31/2003     16,025      15,344       17,881
 9/30/2003     16,459      15,760       18,407
10/31/2003     16,433      15,735       18,315
11/30/2003     16,615      15,909       18,505
12/31/2003     16,770      16,057       18,659
 1/31/2004     16,884      16,166       18,766
 2/29/2004     17,132      16,404       19,048
 3/31/2004     17,093      16,366       18,982
 4/30/2004     16,633      15,926       18,532
 5/31/2004     16,560      15,856       18,465
 6/30/2004     16,580      15,875       18,532
 7/31/2004     16,817      16,102       18,776
 8/31/2004     17,146      16,418       19,152
 9/30/2004     17,273      16,543       19,254

                              Average Annual Total Returns -- September 30, 2004
--------------------------------------------------------------------------------

                                               1 Year   5 Years/5/   10 Years/5/
                                               ------   ----------   -----------
Class A (Inception 3/23/84)
Net Asset Value/1/                              4.88%      5.39%        5.62%
With Maximum Sales Charge/2/                    0.41       4.47         5.16

Class B (Inception 9/13/93)
Net Asset Value/1/                              4.18       4.69         4.93
With CDSC/4/                                   -0.82       4.36         4.93
--------------------------------------------------------------------------------

Comparative Performance                              1 Year   5 Years   10 Years
-----------------------                              ------   -------   --------
Lehman Municipal Bond Index/3/                        4.60%    6.77%      6.77%
Morningstar Muni Massachusetts                        3.68     5.84       5.70
Fund Avg./6/
--------------------------------------------------------------------------------

                                                 Yields as of September 30, 2004
--------------------------------------------------------------------------------

                                                               Class A   Class B
                                                               -------   -------
SEC 30-day yield/7/                                              2.97%    2.34%
Taxable equivalent yield/8/                                      4.82     3.80

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              Portfolio as of September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  Credit Quality
--------------------------------------------------------------------------------

                                     [Chart]

                                    Pie chart

Aaa                  33.2%
Aa                   25.7%
A                    22.7%
Baa                   9.3%
Not Rated*            6.2%
Short-Term & Other    2.9%
--------------------------------------------------------------------------------

Credit quality is based on bond ratings from Moody's Investor Services, Inc.

*Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.

                                                              Effective Maturity
--------------------------------------------------------------------------------

1 year or less    2.3%
1-5 years         6.0%
5-10 years       71.5%
10+ years        20.2%

                      Average effective maturity: 8.0 years
--------------------------------------------------------------------------------

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.25%.
/3/  Lehman Municipal Bond Index is an unmanaged index of municipal bonds.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%.
/5/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/6/ Morningstar Muni Massachusetts Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/ SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/8/ Taxable equivalent yield is based on the maximum combined federal and MA income tax bracket of 38.45%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

--------------------------------------------------------------------------------
                       Loomis Sayles Municipal Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Objective:

Seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital
--------------------------------------------------------------------------------

Strategy:

Invests primarily in municipal securities that pay interest exempt from federal income tax
--------------------------------------------------------------------------------

Fund Inception:

May 9, 1977
--------------------------------------------------------------------------------

Manager:

Martha A. Strom
Robert Payne
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NEFTX
Class B   NETBX
--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. Some income may be subject to federal and state taxes. Capital gains are fully taxable. Investors may be subject to the Alternative Minimum Tax (AMT). Lower-rated bonds offer higher risks.
--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

Municipal bonds outperformed both Treasury securities and high-quality corporate bonds during the past 12 months, as demand for their attractive, after-tax yields remained solid. Since interest rates in general were low by historical standards, higher-yielding municipal bonds were in especially strong demand.

Loomis Sayles Municipal Income Fund provided a total return of 4.88%, based on the net asset value of Class A shares and $0.29 in dividends reinvested during the fiscal year ended September 30, 2004. This was slightly above both its benchmark, the Lehman Municipal Bond Index, which returned 4.60% for the period, and the average performance of the Morningstar Municipal National Long category, which returned 4.06%.

The fund's 30-day SEC yield at the end of September 2004 was 3.07%, equivalent to 4.72% adjusted for the maximum federal income tax rate of 35.00%.

Strongest performers were healthcare and resource recovery bonds

The fund's portfolio included industrial development bonds (IDBs) and resource recovery bonds. IDBs are issued by municipalities for the benefit of local companies and backed by revenues from the corporations that benefit from the financing. Bonds that contributed most to the fund's performance included the University of Michigan for University Hospital, and Western Generation Agency, Oregon, for Wauna Cogeneration Project. Both of these experienced strong demand during the period. Houston Texas Water & Sewer System bonds also got a lift in price when the bonds were pre-refunded to their 2010 call date. This means that the bonds are now secured by U.S. government securities (the highest credit quality), with payment due in 2010, much earlier than their original maturity date of 2023.

Tobacco settlement bonds were among weakest performers

Bonds having the most negative performance included state appropriation-backed tobacco bonds, such as the fund's Golden State Tobacco Securitization Corporation, California Tobacco Settlement Enhanced Asset-Backed revenue bonds. Payments from these bonds are secured by income promised to the state of California through legal settlements from tobacco companies, as well as by an appropriation from the state in case tobacco revenues prove insufficient to service the debt. Despite this appropriation, these bonds were affected by negative press and we sold them to avoid price volatility.

Massachusetts Housing Finance Agency, Single-Family Housing bonds also had a tough year, as refinancings increased the likelihood that the bonds would be called away, which reduced their attractiveness. We continue to hold these bonds because the housing sector tends to perform relatively well in a rising interest rate environment. However, litigation risks prompted us to eliminate the fund's position in Lehigh County, Pennsylvania, General Purpose Authority for Saint Luke's Hospital.

Short rates rose as long rates fell during the past 12 months

Surprisingly, as the Federal Reserve Board raised the federal funds rate (the only rate the Fed directly controls), yields on long-term bonds have actually fallen. Meanwhile, the economy has continued to grow with relatively low inflation, easing concerns about sharply rising rates and supporting lower yields on long bonds. Although we expect interest rates to continue to rise, we believe the Fed will be able to keep the pace "measured." However, even a gradual increase in rates is likely to have a negative impact on bond prices. Consequently, we have shortened the average maturity of the portfolio, trimming exposure to longer maturity bonds.

Looking ahead, we believe the credit markets will stabilize as investors become more comfortable with the graduated pace at which interest rates are expected to rise. We also believe the municipal markets will be less volatile than other fixed-income markets.

--------------------------------------------------------------------------------
                       Loomis Sayles Municipal Income Fund
--------------------------------------------------------------------------------

                                   Investment Results through September 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                       Loomis Sayles Municipal Income Fund
                 Growth of $10,000 Investment in Class A Shares
                  September 30, 1994 through September 30, 2004

                                    [CHART]

                                   Line chart

                          Class A      Lehman
                         @ Maximum    Municipal
  Month      Net Asset     Sales        Bond
   End       Value (1)   Charge (2)   Index (3)
----------   ---------   ----------   ---------
 9/30/1994     10,000       9,550       10,000
10/31/1994      9,780       9,340        9,822
11/30/1994      9,489       9,062        9,645
12/31/1994      9,738       9,300        9,857
 1/31/1995     10,078       9,624       10,139
 2/28/1995     10,428       9,958       10,434
 3/31/1995     10,562      10,087       10,554
 4/30/1995     10,582      10,106       10,566
 5/31/1995     10,878      10,388       10,903
 6/30/1995     10,738      10,255       10,808
 7/31/1995     10,832      10,344       10,910
 8/31/1995     10,911      10,420       11,049
 9/30/1995     10,990      10,496       11,118
10/31/1995     11,144      10,643       11,280
11/30/1995     11,329      10,819       11,467
12/31/1995     11,417      10,903       11,577
 1/31/1996     11,507      10,989       11,665
 2/29/1996     11,438      10,923       11,586
 3/31/1996     11,307      10,798       11,438
 4/30/1996     11,282      10,775       11,406
 5/31/1996     11,273      10,766       11,401
 6/30/1996     11,402      10,889       11,526
 7/31/1996     11,485      10,968       11,630
 8/31/1996     11,476      10,960       11,627
 9/30/1996     11,669      11,144       11,790
10/31/1996     11,801      11,270       11,923
11/30/1996     11,980      11,441       12,141
12/31/1996     11,944      11,407       12,090
 1/31/1997     11,956      11,418       12,113
 2/28/1997     12,062      11,520       12,224
 3/31/1997     11,909      11,373       12,061
 4/30/1997     11,996      11,456       12,162
 5/31/1997     12,132      11,586       12,345
 6/30/1997     12,300      11,747       12,477
 7/31/1997     12,632      12,064       12,822
 8/31/1997     12,557      11,992       12,702
 9/30/1997     12,662      12,092       12,853
10/31/1997     12,751      12,177       12,936
11/30/1997     12,790      12,215       13,012
12/31/1997     12,967      12,383       13,202
 1/31/1998     13,128      12,537       13,338
 2/28/1998     13,167      12,574       13,342
 3/31/1998     13,187      12,593       13,354
 4/30/1998     13,125      12,534       13,293
 5/31/1998     13,266      12,669       13,504
 6/30/1998     13,322      12,723       13,557
 7/31/1998     13,345      12,744       13,591
 8/31/1998     13,522      12,914       13,801
 9/30/1998     13,632      13,018       13,973
10/31/1998     13,585      12,974       13,973
11/30/1998     13,643      13,029       14,022
12/31/1998     13,659      13,044       14,057
 1/31/1999     13,793      13,172       14,224
 2/28/1999     13,764      13,144       14,162
 3/31/1999     13,769      13,150       14,181
 4/30/1999     13,811      13,189       14,217
 5/31/1999     13,762      13,143       14,135
 6/30/1999     13,605      12,993       13,931
 7/31/1999     13,646      13,032       13,982
 8/31/1999     13,507      12,899       13,870
 9/30/1999     13,512      12,904       13,876
10/31/1999     13,316      12,717       13,725
11/30/1999     13,442      12,837       13,871
12/31/1999     13,282      12,684       13,768
 1/31/2000     13,211      12,617       13,708
 2/29/2000     13,358      12,757       13,867
 3/31/2000     13,564      12,953       14,170
 4/30/2000     13,489      12,882       14,086
 5/31/2000     13,451      12,846       14,013
 6/30/2000     13,697      13,081       14,384
 7/31/2000     13,849      13,226       14,585
 8/31/2000     14,041      13,409       14,809
 9/30/2000     14,003      13,373       14,732
10/31/2000     14,118      13,482       14,893
11/30/2000     14,214      13,574       15,006
12/31/2000     14,448      13,798       15,377
 1/31/2001     14,549      13,894       15,529
 2/28/2001     14,572      13,917       15,578
 3/31/2001     14,692      14,031       15,718
 4/30/2001     14,535      13,881       15,547
 5/31/2001     14,673      14,013       15,715
 6/30/2001     14,790      14,125       15,820
 7/31/2001     15,049      14,372       16,054
 8/31/2001     15,288      14,600       16,319
 9/30/2001     15,025      14,349       16,264
10/31/2001     15,228      14,543       16,458
11/30/2001     15,064      14,386       16,319
12/31/2001     14,880      14,210       16,165
 1/31/2002     15,124      14,443       16,445
 2/28/2002     15,328      14,638       16,643
 3/31/2002     15,077      14,398       16,317
 4/30/2002     15,324      14,634       16,636
 5/31/2002     15,402      14,709       16,737
 6/30/2002     15,545      14,846       16,914
 7/31/2002     15,645      14,941       17,132
 8/31/2002     15,767      15,057       17,338
 9/30/2002     16,019      15,298       17,717
10/31/2002     15,612      14,910       17,424
11/30/2002     15,587      14,886       17,351
12/31/2002     15,968      15,249       17,717
 1/31/2003     15,768      15,059       17,672
 2/28/2003     16,000      15,280       17,919
 3/31/2003     15,992      15,272       17,930
 4/30/2003     16,134      15,408       18,049
 5/31/2003     16,536      15,792       18,471
 6/30/2003     16,501      15,759       18,393
 7/31/2003     15,785      15,075       17,749
 8/31/2003     15,951      15,233       17,881
 9/30/2003     16,428      15,689       18,407
10/31/2003     16,351      15,615       18,315
11/30/2003     16,561      15,816       18,505
12/31/2003     16,707      15,955       18,659
 1/31/2004     16,809      16,053       18,766
 2/29/2004     17,070      16,302       19,048
 3/31/2004     17,058      16,290       18,982
 4/30/2004     16,638      15,889       18,532
 5/31/2004     16,601      15,854       18,465
 6/30/2004     16,611      15,864       18,532
 7/31/2004     16,826      16,069       18,776
 8/31/2004     17,130      16,359       19,152
 9/30/2004     17,226      16,443       19,254

                              Average Annual Total Returns -- September 30, 2004
--------------------------------------------------------------------------------

                                                     1 Year   5 Years   10 Years
                                                     ------   -------   --------
Class A (Inception 5/9/77)
Net Asset Value/1/                                    4.88%    4.97%      5.59%
With Maximum Sales Charge/2/                          0.15     4.01       5.10

Class B (Inception 9/13/93)
Net Asset Value/1/                                    4.24     4.22       4.82
With CDSC/4/                                         -0.76     3.88       4.82
--------------------------------------------------------------------------------

Comparative Performance                              1 Year   5 Years   10 Years
-----------------------                              ------   -------   --------
Lehman Municipal Bond Index/3/                        4.60%    6.77%      6.77%
Morningstar Muni National Long
Fund Avg./5/                                          4.06     5.76       5.84

                                                 Yields as of September 30, 2004
--------------------------------------------------------------------------------

                                                               Class A   Class B
                                                               -------   -------
SEC 30-day yield/6/                                             3.07%      2.47%
Taxable equivalent yield/7/                                     4.72       3.80

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes performance from a predecessor fund. For performance current to the most recent month-end, visit www.cdcnvestfunds.com.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              Portfolio as of September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  Credit Quality
--------------------------------------------------------------------------------

                                    [CHART]

                                   Pie chart

Aaa                  31.8%
Aa                    9.1%
A                    23.9%
Baa                  21.0%
Not Rated*           12.1%
Short Term & Other    2.1%
--------------------------------------------------------------------------------

Credit quality is based on bond ratings from Moody's Investor Services, Inc.

*Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.

                                                              Effective Maturity
--------------------------------------------------------------------------------

                                    [CHART]

                                   Pie chart

1 year or less   12.2%
1-5 years        15.9%
5-10 years       62.9%
10+ years         9.0%

                      Average effective maturity: 7.2 years
--------------------------------------------------------------------------------

Notes to Charts

/1/  Does not include a sales charge.
/2/  Includes the maximum sales charge of 4.50%.
/3/  Lehman Municipal Bond Index is an unmanaged index of municipal bonds.
/4/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%.
/5/ Morningstar Muni National Long Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/6/ SEC yield is based on the fund's net investment income over a 30-day period and is calculated in accordance with SEC guidelines.
/7/ Taxable equivalent yield is based on the maximum federal income tax bracket of 35%. A portion of income may be subject to federal, state and/or alternative minimum tax. Capital gains distributions, if any, are subject to the capital gains tax.

--------------------------------------------------------------------------------
                       Loomis Sayles Strategic Income Fund
--------------------------------------------------------------------------------

                                                               Portfolio Profile
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Objective:

Seeks high current income, with a secondary objective of capital growth
--------------------------------------------------------------------------------

Strategy:

Invests primarily in income-producing securities in the U.S. and around the world
--------------------------------------------------------------------------------

Fund Inception:

May 1, 1995
--------------------------------------------------------------------------------

Managers:

Daniel J. Fuss Kathleen C. Gaffney
Loomis, Sayles & Company, L.P.
--------------------------------------------------------------------------------

Symbols:

Class A   NEFZX
Class B   NEZBX
Class C   NECZX
Class Y   NEZYX
--------------------------------------------------------------------------------

What You Should Know:

Fixed-income securities are subject to credit risk and interest rate risk; their value generally rises when prevailing interest rates fall and falls when rates rise. Foreign and emerging market securities have special risks, such as currency fluctuations, differing political and economic conditions, and different accounting standards. The fund may also invest in lower-rated bonds that may offer higher yields in return for more risk.

--------------------------------------------------------------------------------

                                                           Management Discussion
--------------------------------------------------------------------------------

Robust returns from high-yielding U.S. and international bonds helped Loomis Sayles Strategic Income Fund deliver impressive results. The fund's total return was 15.21% for the fiscal year ended September 30, 2004, based on the net asset value of Class A shares and $0.86 in reinvested dividends. These results far outdistanced the fund's benchmark, the Lehman Aggregate Bond Index, which returned 3.68% for the period, and Morningstar's Multisector Bond category, which averaged 7.17%. The fund's SEC yield at the end of September was 4.27%.

High-yield bonds and overseas holdings were performance drivers

Solid earnings growth in an expanding economy and the search for better yields pushed prices of corporate bonds higher, including high-yield bonds. The improving economy also contributed to lower default rates and bolstered the credit standing of lower-rated, higher-yielding bonds. A weak U.S. dollar provided momentum for fund holdings denominated in stronger foreign currencies.

Bonds denominated in Canadian dollars, which accounted for about 16% of the portfolio at the end of the period, were key contributors to performance. Record budget and trade deficits have been weakening the U.S. dollar since late 2003. Meanwhile, the Canadian dollar has appreciated significantly. Canada's economy continued to expand while the U.S. economy was going through what Federal Reserve Board Chairman Alan Greenspan described as a "soft patch." Rising prices for oil, an important export product, gave further impetus to Canada's currency.

Energy, emerging market and wireline issues aided results

Oil prices rose as global demand ran up against tight supplies. Record oil prices also rewarded the fund's commitment to emerging market securities, which represented about 10% of the portfolio. Bonds in Venezuela and Mexico, nations whose governments rely heavily on revenue from oil taxes, benefited from higher prices. Cerro Negro, a heavy oil project nearing completion in Venezuela, was recently placed under review for a possible upgrade by Moody's. Increased production and higher oil prices enabled Cerro Negro to reduce debt in 2004. Natural gas pipeline issues also gained, thanks to higher energy prices and consolidation within the industry.

Philippine Long Distance Telephone and Colt Telecom were leaders in the wireline sector. Philippine Long Distance has enjoyed rapid expansion of subscriber rolls, while Colt reduced its debt burden by buying back some convertible issues that the fund held.

Brazilian issues and Imc Global were outstanding performers

Brazil's economy continues to rebound following the election of President Lula da Silva in 2002, and the Central Bank recently raised its growth outlook. The real, Brazil's currency, has appreciated dramatically against the dollar, boosting bonds of the Federal Republic of Brazil. At IMC Global, a major producer of agricultural chemicals, strong product demand and a firm pricing environment led to good financial results. We reduced this commitment during the period because of its high valuation.

The Dominican Republic and airlines disappointed

Despite pledges of timely interest payment, fears of default dragged down the bonds of the Dominican Republic. High debt, high labor costs and expensive fuel brought heavy losses to the U.S. airline industry, leaving it severely weakened financially. We sold Delta Airlines bonds near the end of the period, as the likelihood of bankruptcy grew.

Positioned for higher rates

We expect further interest-rate hikes by the Federal Reserve Board and have been emphasizing fixed-income sectors that are less vulnerable to rising rates. As a result, we continue to focus on corporate and high-yield bonds while downplaying Treasury and agency issues. We believe careful selection among lower-rated issues offers additional return potential, though not at the levels we have seen. We are also seeking attractive opportunities in selected overseas markets to increase exposure to their strong currencies.

--------------------------------------------------------------------------------
                       Loomis Sayles Strategic Income Fund
--------------------------------------------------------------------------------

                                   Investment Results through September 30, 2004
--------------------------------------------------------------------------------

Performance in Perspective

The charts comparing the fund's performance to an index provide you with a general sense of how it performed. The fund's total return for the period shown below appears with and without sales charges and includes fund expenses and fees. An index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged and does not have expenses that affect the results. It is not possible to invest directly in an index. Investors would incur transaction costs and other expenses if they purchased the securities necessary to match the index.

                       Loomis Sayles Strategic Income Fund
                 Growth of $10,000 Investment in Class A Shares
               May 1, 1995 (inception) through September 30, 2004

                                     [Chart]

                                   Line Chart

                          Class A      Lehman      Lehman
                         @ Maximum    Aggregate   Aggregate
  Month      Net Asset     Sales        Bond        Bond
   End       Value (1)   Charge (2)   Index (3)   Index (4)
----------   ---------   ----------   ---------   ---------
  5/1/1995     10,000       9,550       10000       10,000
                                                    ------
 5/31/1995     10,014       9,563       10000       10,000
                                                    ------
 6/30/1995     10,017       9,566       10073       10,073
 7/31/1995     10,096       9,642       10051       10,058
 8/31/1995     10,192       9,733       10172       10,176
 9/30/1995     10,410       9,942       10271       10,280
10/31/1995     10,354       9,888       10405       10,407
11/30/1995     10,647      10,168       10561       10,564
12/31/1995     11,038      10,541       10709       10,724
 1/31/1996     11,302      10,793       10780       10,817
 2/29/1996     10,994      10,499       10593       10,630
 3/31/1996     11,072      10,574       10519       10,564
 4/30/1996     11,056      10,558       10460       10,521
 5/31/1996     11,231      10,726       10438       10,506
 6/30/1996     11,382      10,870       10579       10,647
 7/31/1996     11,359      10,848       10608       10,677
 8/31/1996     11,568      11,048       10590       10,674
 9/30/1996     11,973      11,434       10774       10,869
10/31/1996     12,315      11,761       11013       11,095
11/30/1996     12,815      12,239       11202       11,292
12/31/1996     12,637      12,069       11098       11,201
 1/31/1997     12,674      12,104       11132       11,249
 2/28/1997     12,874      12,295       11159       11,289
 3/31/1997     12,734      12,161       11036       11,157
 4/30/1997     12,815      12,239       11201       11,326
 5/31/1997     13,091      12,502       11307       11,446
 6/30/1997     13,388      12,786       11441       11,585
 7/31/1997     13,990      13,361       11749       11,902
 8/31/1997     13,630      13,016       11649       11,804
 9/30/1997     14,111      13,476       11821       11,986
10/31/1997     13,814      13,193       11992       12,100
11/30/1997     13,889      13,264       12048       12,166
12/31/1997     13,818      13,196       12169       12,296
 1/31/1998     14,043      13,411       12325       12,450
 2/28/1998     14,300      13,657       12316       12,460
 3/31/1998     14,606      13,949       12358       12,517
 4/30/1998     14,611      13,953       12423       12,581
 5/31/1998     14,373      13,726       12541       12,672
 6/30/1998     14,144      13,508       12647       12,755
 7/31/1998     13,967      13,339       12674       12,786
 8/31/1998     12,252      11,701       12880       12,785
 9/30/1998     12,649      12,080       13182       13,088
10/31/1998     12,786      12,210       13112       13,034
11/30/1998     13,644      13,030       13186       13,164
12/31/1998     13,581      12,970       13226       13,194
 1/31/1999     13,816      13,194       13320       13,282
 2/28/1999     13,618      13,005       13088       13,071
 3/31/1999     14,337      13,692       13160       13,171
 4/30/1999     15,256      14,570       13202       13,249
 5/31/1999     14,783      14,118       13086       13,115
 6/30/1999     14,826      14,159       13045       13,092
 7/31/1999     14,534      13,880       12989       13,039
 8/31/1999     14,352      13,707       12983       13,024
 9/30/1999     14,444      13,794       13133       13,165
10/31/1999     14,566      13,910       13182       13,220
11/30/1999     14,829      14,162       13181       13,242
12/31/1999     15,233      14,547       13117       13,216
 1/31/2000     15,091      14,412       13074       13,172
 2/29/2000     15,686      14,980       13232       13,339
 3/31/2000     15,844      15,131       13407       13,495
 4/30/2000     15,391      14,698       13368       13,452
 5/31/2000     14,894      14,223       13362       13,428
 6/30/2000     15,461      14,765       13640       13,717
 7/31/2000     15,597      14,895       13764       13,850
 8/31/2000     15,940      15,223       13964       14,052
 9/30/2000     15,520      14,821       14051       14,123
10/31/2000     14,888      14,218       14144       14,180
11/30/2000     14,810      14,144       14376       14,371
12/31/2000     15,336      14,646       14642       14,646
 1/31/2001     15,824      15,112       14882       14,933
 2/28/2001     15,800      15,089       15011       15,058
 3/31/2001     15,203      14,519       15087       15,109
 4/30/2001     14,955      14,282       15024       15,042
 5/31/2001     15,289      14,601       15115       15,150
 6/30/2001     15,247      14,561       15172       15,193
 7/31/2001     15,258      14,571       15511       15,492
 8/31/2001     15,595      14,893       15689       15,685
 9/30/2001     14,822      14,155       15872       15,798
10/31/2001     15,171      14,489       16204       16,116
11/30/2001     15,387      14,695       15980       15,927
12/31/2001     15,316      14,627       15879       15,832
 1/31/2002     15,491      14,794       16007       15,965
 2/28/2002     15,677      14,971       16162       16,114
 3/31/2002     15,857      15,143       15894       15,881
 4/30/2002     16,241      15,510       16202       16,184
 5/31/2002     16,585      15,839       16339       16,306
 6/30/2002     16,321      15,587       16481       16,365
 7/31/2002     15,934      15,217       16680       16,504
 8/31/2002     16,381      15,643       16961       16,808
 9/30/2002     16,159      15,432       17236       17,049
10/31/2002     16,481      15,739       17157       16,990
11/30/2002     17,097      16,328       17153       17,036
12/31/2002     17,689      16,893       17507       17,389
 1/31/2003     18,186      17,368       17522       17,436
 2/28/2003     18,677      17,837       17765       17,684
 3/31/2003     18,858      18,010       17751       17,701
 4/30/2003     19,941      19,043       17897       17,910
 5/31/2003     20,938      19,996       18231       18,252
 6/30/2003     21,202      20,247       18195       18,248
 7/31/2003     20,625      19,697       17583       17,661
 8/31/2003     20,862      19,923       17700       17,787
 9/30/2003     21,882      20,898       18168       18,262
10/31/2003     22,377      21,370       17999       18,131
11/30/2003     22,999      21,964       18042       18,194
12/31/2003     23,852      22,779       18226       18,401
 1/31/2004     24,277      23,184       18372       18,560
 2/29/2004     24,260      23,168       18571       18,743
 3/31/2004     24,577      23,471       18710       18,892
 4/30/2004     23,557      22,497       18223       18,409
 5/31/2004     23,164      22,122       18150       18,316
 6/30/2004     23,604      22,542       18253       18,432
 7/31/2004     23,833      22,761       18434       18,628
 8/31/2004     24,567      23,462       18786       18,997
 9/30/2004     25,197      24,061       18837       19,071

                              Average Annual Total Returns -- September 30, 2004
--------------------------------------------------------------------------------

                                                                       Since
                                           1 Year/7/   5 Years/7/   Inception/7/
                                           ---------   ----------   ------------
Class A (Inception 5/1/95)
Net Asset Value/1/                           15.21%      11.78%        10.31%
With Maximum Sales Charge/2/                 10.05       10.76          9.77

Class B (Inception 5/1/95)
Net Asset Value/1/                           14.27       10.93          9.47
With CDSC/5/                                  9.27       10.67          9.47

Class C (Inception 5/1/95)
Net Asset Value/1/                           14.27       10.94          9.45
With CDSC/5/                                 13.27       10.94          9.45

Class Y (Inception 12/1/99)
Net Asset Value/1/                           15.47          --         11.95
--------------------------------------------------------------------------------

                                                            Since
                                                           Class A,        Since
                                                           B and C        Class Y
Comparative Performance               1 Year   5 Years   Inception/8/   Inception/8/
-----------------------               ------   -------   ------------   ------------
Lehman Aggregate Bond Index/3/         3.68%    7.48%        7.02%          7.92%
Lehman U.S. Universal Bond Index/4/    4.43     7.69         7.16           8.03
Morningstar Multi-Sector Bond
   Fund Avg./6/                        7.17     6.73         6.65           5.98

All returns represent past performance and do not guarantee future results. Periods of less than one year are not annualized. Share price and return will vary and you may have a gain or loss when you sell your shares. All results include reinvestment of dividends and capital gains. Current returns may be higher or lower than those shown. Performance history includes periods from a prede-cessor fund. For performance current to the most recent month-end, visit www.cdcnvestfunds.com. Class Y shares are available to certain institutional investors only.

The table and graph do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

                                              Portfolio as of September 30, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                  Credit Quality
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie chart

Aaa                  21.4%
Aa                    8.8%
A                     0.4%
Baa                   4.1%
Ba                   11.9%
B                    22.8%
Caa                   8.6%
Ca                    1.4%
Not Rated*            8.9%
Short Term & Other   11.7%

Credit quality is based on bond ratings from Moody's Investor Services, Inc.

*Securities that are not rated by Moody's may be rated by another rating agency or by Loomis Sayles.
--------------------------------------------------------------------------------

                                                              Effective Maturity
--------------------------------------------------------------------------------

                                     [CHART]

                                    Pie chart

1 year or less   10.1%
1-5 years        34.6%
5-10 years       19.2%
10+ years        36.1%

                     Average Effective Maturity: 11.3 years
--------------------------------------------------------------------------------

Notes to Charts

/1/ Does not include a sales charge. Effective 2/1/04, a 1% front end sales charge was removed from Class C shares.
/2/  Includes the maximum sales charge of 4.50%.
/3/ Lehman Aggregate Bond Index is an unmanaged index of investment-grade bonds with one- to ten-year maturities issued by the U.S. government, its agencies and U.S. corporations.
/4/ Lehman U.S. Universal Bond Index is an unmanaged index representing a blend of the Lehman Aggregate Bond Index, the High Yield Index, and the Emerging Market Indexes, among other indexes.
/5/ Performance for Class B shares assumes a maximum 5% contingent deferred sales charge ("CDSC") applied when you sell shares, which declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1%. Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase.
/6/ Morningstar Multi-Sector Bond Fund Average is the average performance without sales charge of funds with similar investment objectives, as calculated by Morningstar, Inc.
/7/ Fund performance has been increased by expense waivers, without which performance would have been lower.
/8/ The since-inception comparative performance figures shown for each Class of fund shares are calculated as follows: Class A, B and C from 5/31/95; Class Y from 12/31/99.

--------------------------------------------------------------------------------
                             Additional Information
--------------------------------------------------------------------------------

The views expressed in this report reflect those of the portfolio managers as of the dates indicated. The managers' views are subject to change at any time without notice based on changes in market or other conditions. References to specific securities or industries should not be regarded as investment advice. Because the funds are actively managed, there is no assurance that they will continue to invest in the securities or industries mentioned.

For more complete information on any CDC Nvest Fund, contact your financial professional or call CDC Nvest Funds and ask for a free prospectus, which contains more complete information including charges and other ongoing expenses. Investors should consider a fund's objective, risks and expenses carefully before investing. This and other fund information can be found in the prospectus. Please read the prospectus carefully before investing.

Proxy Voting Information

A description of the funds' proxy voting policies and procedures is available without charge, upon request, by calling CDC Nvest Funds at 800-225-5478; on the funds' website at www.cdcnvestfunds.com; and on the Securities and Exchange Commission's website at www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the funds' website and the SEC's website.

Quarterly Portfolio Schedules

Beginning next quarter, the funds will file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q will be available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------
              NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Understanding Your Funds' Expenses
--------------------------------------------------------------------------------

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases, redemption fees and certain exchange fees and ongoing costs, including management fees, distribution fees (12b-1 fees), and other fund expenses. In addition, each fund assesses a minimum balance fee of $20 on an annual basis for accounts that fall below the required minimum to establish an account. Certain exemptions may apply. These costs are described in more detail in the funds' prospectus. The examples below are intended to help you understand the ongoing costs of investing in the funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each Class of fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the fund from April 1, 2004 through September 30, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual fund returns and expenses. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = $8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your Class.

The second line in the table of each Class of fund shares provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

----------------------------------------------------------------------------------------------------
                                           Beginning Account   Ending Account   Expenses Paid During
                                                 Value              Value              Period*
                                                 4/1/04            9/30/04        4/1/04 - 9/30/04
----------------------------------------------------------------------------------------------------
Loomis Sayles Core Plus Bond Fund
----------------------------------------------------------------------------------------------------
                 Class A
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,008.20             $5.87
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,019.15             $5.91
----------------------------------------------------------------------------------------------------
                 Class B
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,004.90             $9.62
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,015.40             $9.67
----------------------------------------------------------------------------------------------------
                 Class C
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,004.90             $9.62
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,015.40             $9.67
----------------------------------------------------------------------------------------------------
                 Class Y
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,009.30             $4.57
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,020.45             $4.60
----------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.17%, 1.92%, 1.92% and 0.91% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                           Beginning Account   Ending Account   Expenses Paid During
                                                 Value              Value              Period*
                                                 4/1/04            9/30/04        4/1/04 - 9/30/04
----------------------------------------------------------------------------------------------------
Loomis Sayles Government Securities Fund
----------------------------------------------------------------------------------------------------
                 Class A
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,007.30            $ 6.77
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,018.25            $ 6.81
----------------------------------------------------------------------------------------------------
                 Class B
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,002.70            $10.51
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,014.50            $10.58
----------------------------------------------------------------------------------------------------
                 Class Y
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,006.20            $ 7.82
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,017.20            $ 7.87
----------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.35%, 2.10%, and 1.56% for Class A, B, and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

----------------------------------------------------------------------------------------------------
                                           Beginning Account   Ending Account   Expenses Paid During
                                                 Value              Value              Period*
                                                 4/1/04            9/30/04        4/1/04 - 9/30/04
----------------------------------------------------------------------------------------------------
Loomis Sayles High Income Fund
----------------------------------------------------------------------------------------------------
                 Class A
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,021.00            $ 8.54
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,016.55            $ 8.52
----------------------------------------------------------------------------------------------------
                 Class B
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,019.30            $12.37
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,012.75            $12.33
----------------------------------------------------------------------------------------------------
                 Class C
----------------------------------------------------------------------------------------------------
Actual                                           $1,000           $1,019.30            $12.37
----------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000           $1,012.75            $12.33
----------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.69%, 2.45%, and 2.45% for Class A, B, and C, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                Beginning Account   Ending Account   Expenses Paid During
                                                      Value              Value              Period*
                                                      4/1/04            9/30/04        4/1/04 - 9/30/04
---------------------------------------------------------------------------------------------------------
Loomis Sayles Limited Term Govt and Agcy Fund
---------------------------------------------------------------------------------------------------------
                   Class A
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,000.10            $ 6.55
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,018.45            $ 6.61
---------------------------------------------------------------------------------------------------------
                   Class B
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $  996.60            $10.03
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,014.95            $10.13
---------------------------------------------------------------------------------------------------------
                   Class C
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $  996.60            $10.03
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,014.95            $10.13
---------------------------------------------------------------------------------------------------------
                   Class Y
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,000.60            $ 5.85
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,019.15            $ 5.91
---------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.31%, 2.01%, 2.01% and 1.17% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

---------------------------------------------------------------------------------------------------------
                                                Beginning Account   Ending Account   Expenses Paid During
                                                      Value              Value              Period*
                                                      4/1/04            9/30/04        4/1/04 - 9/30/04
---------------------------------------------------------------------------------------------------------
Loomis Sayles MA Tax Free Income Fund
---------------------------------------------------------------------------------------------------------
                   Class A
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,009.80            $ 6.53
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,018.50            $ 6.56
---------------------------------------------------------------------------------------------------------
                   Class B
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,006.30            $10.03
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,015.00            $10.08
---------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.30%, and 2.00% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                Beginning Account   Ending Account   Expenses Paid During
                                                      Value              Value              Period*
                                                      4/1/04            9/30/04        4/1/04 - 9/30/04
---------------------------------------------------------------------------------------------------------
Loomis Sayles Municipal Income Fund
---------------------------------------------------------------------------------------------------------
                   Class A
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,010.00            $5.58
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,019.45            $5.60
---------------------------------------------------------------------------------------------------------
                   Class B
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,007.60            $9.34
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,015.70            $9.37
---------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.11%, and 1.86% for Class A and B, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

---------------------------------------------------------------------------------------------------------
                                                Beginning Account   Ending Account   Expenses Paid During
                                                      Value              Value              Period*
                                                      4/1/04            9/30/04        4/1/04 - 9/30/04
---------------------------------------------------------------------------------------------------------
Loomis Sayles Strategic Income Fund
---------------------------------------------------------------------------------------------------------
                   Class A
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,025.70            $ 6.23
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,018.85            $ 6.21
---------------------------------------------------------------------------------------------------------
                   Class B
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,021.10            $10.00
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,015.10            $ 9.97
---------------------------------------------------------------------------------------------------------
                   Class C
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,021.90            $10.01
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,015.10            $ 9.97
---------------------------------------------------------------------------------------------------------
                   Class Y
---------------------------------------------------------------------------------------------------------
Actual                                                $1,000           $1,026.50            $ 5.07
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)              $1,000           $1,020.00            $ 5.05
---------------------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio: 1.23%, 1.98%, 1.98% and 1.00% for Class A, B, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 366 (to reflect the half-year period).

--------------------------------------------------------------------------------
          Loomis Sayles Core Plus Bond Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount     Description                                             Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 96.0% of Total Net Assets
              Aerospace & Defense -- 0.6%
$ 1,400,000   Northrop Grumman Corp., Note
              7.125%, 2/15/2011                                      $ 1,609,248
                                                                     -----------
              Asset Backed Securities -- 6.3%
  2,000,000   American Express Credit Account Master Trust, Series
              2003-4, Class A
              1.690%, 1/15/2009                                        1,963,090
    690,000   AmeriCredit Automobile Receivables Trust, Series
              2003-D-M, Class A-4
              2.840%, 8/06/2010                                          687,019
  3,755,000   BMW Vehicle Owner Trust, Series 2004-A, Class A4
              3.320%, 2/25/2009                                        3,767,161
  3,675,000   Citibank Credit Card Issuance Trust, Series 2003-A2,
              Class A2
              2.700%, 1/15/2008                                        3,677,862
    762,936   Connecticut RRB Special Purpose Trust Connecticut
              Light & Power, Series 2001-1, Class A2
              5.360%, 3/30/2007                                          772,424
  3,430,000   Countrywide Asset-Backed Certificates, Series
              2003-5, Class AF4
              4.905%, 8/25/2032                                        3,505,410
  1,730,000   Ford Credit Auto Owner Trust, Series 2004-A,
              Class A4
              3.540%, 11/15/2008                                       1,741,954
  1,850,000   Residential Asset Securities Corp., Series
              2003-KS10, Class AI4
              4.470%, 3/25/2032                                        1,861,265
                                                                     -----------
                                                                      17,976,185
                                                                     -----------
              Automotive -- 3.5%
  1,510,000   Ford Motor Credit Co., Global Note
              5.625%, 10/01/2008 (c)                                   1,561,361
    715,000   General Motors Acceptance Corp., Note
              8.000%, 11/01/2031                                         740,019
  4,325,000   General Motors Corp., Senior Note
              8.375%, 7/15/2033                                        4,592,164
  2,880,000   Navistar International Corp., Senior Subordinated
              Note
              9.375%, 6/01/2006                                        3,088,800
                                                                     -----------
                                                                       9,982,344
                                                                     -----------
              Banking -- 1.6%
    830,000   Bank of America Corp., Senior Note
              5.875%, 2/15/2009                                          898,595
  1,400,000   Chevy Chase Bank FSB, Subordinated Note
              6.875%, 12/01/2013                                       1,414,000
    715,000   JPMorgan Chase & Co., Global Subordinated Note
              5.750%, 1/02/2013                                          761,313
  1,200,000   State Street Institutional Capital A, Series A,
              Guaranteed Note, 144A
              7.940%, 12/30/2026                                       1,367,404
                                                                     -----------
                                                                       4,441,312
                                                                     -----------
              Beverage -- 1.2%
  3,125,000   Cia Brasileira de Bebidas, Guaranteed Note
              8.750%, 9/15/2013                                        3,531,250
                                                                     -----------
              Brokerage -- 1.7%
    675,000   Goldman Sachs Group, Inc., Senior Note
              6.600%, 1/15/2012                                          753,817
  3,815,000   Lehman Brothers Holdings, Inc., Note
              7.000%, 2/01/2008                                        4,210,150
                                                                     -----------
                                                                       4,963,967
                                                                     -----------
              Chemicals -- 3.1%
    475,000   Eastman Chemical Co., Note
              3.250%, 6/15/2008                                          464,657
$ 2,930,000   Eastman Chemical Co., Note
              6.300%, 11/15/2018                                     $ 3,136,914
  1,470,000   ICI Wilmington, Inc., Guaranteed Note
              5.625%, 12/01/2013                                       1,510,628
  3,045,000   IMC Global, Inc., Senior Note
              10.875%, 6/01/2008                                       3,692,062
                                                                     -----------
                                                                       8,804,261
                                                                     -----------
              Construction Machinery -- 0.6%
  1,600,000   Case New Holland, Inc., Senior Note, 144A
              9.250%, 8/01/2011                                        1,792,000
                                                                     -----------
              Consumer Cyclical Services -- 0.3%
    770,000   Service Corp. International, US, Senior Note, 144A
              6.750%, 4/01/2016                                          770,000
                                                                     -----------
              Consumer Products -- 0.5%
  1,375,000   Jostens IH Corp., Senior Subordinated Note, 144A
              7.625%, 10/01/2012                                       1,381,875
                                                                     -----------
              Electric -- 3.6%
    950,000   Centerpoint Energy, Inc., Series B, Senior Note
              5.875%, 6/01/2008                                          991,724
  1,455,000   Duke Energy Corp., Senior Note
              4.200%, 10/01/2008                                       1,469,904
  2,030,000   Empresa Nacional de Electricidad SA, Chile, Note
              8.350%, 8/01/2013                                        2,265,998
  2,150,000   FirstEnergy Corp., Note, Series B
              6.450%, 11/15/2011                                       2,345,370
  1,325,000   Ipalco Enterprises, Inc., Senior Secured Note
              8.375%, 11/14/2008                                       1,477,375
  1,450,000   Southern California Edison Co., Note
              7.625%, 1/15/2010                                        1,682,919
                                                                     -----------
                                                                      10,233,290
                                                                     -----------
              Environmental -- 0.8%
  1,250,000   Allied Waste North America, Inc., Senior Note
              8.500%, 12/01/2008                                       1,356,250
  1,015,000   Allied Waste North America, Senior Note
              6.500%, 11/15/2010 (c)                                   1,004,850
                                                                     -----------
                                                                       2,361,100
                                                                     -----------
              Food and Beverage -- 0.5%
    788,000   Dean Foods Co., Senior Note
              6.900%, 10/15/2017                                         807,700
    702,000   Dean Foods Co., Senior Note
              8.150%, 8/01/2007                                          763,425
                                                                     -----------
                                                                       1,571,125
                                                                     -----------
              Gaming -- 0.2%
    450,000   Harrah's Operating Co., Inc., Guaranteed Senior Note
              7.500%, 1/15/2009                                          503,442
    185,000   Harrah's Operating Co., Inc., Senior Note
              7.125%, 6/01/2007                                          200,727
                                                                     -----------
                                                                         704,169
                                                                     -----------
              Government Agencies -- 7.0%
 10,400,000   FHLMC
              2.875%, 12/15/2006 (c)                                  10,389,371
  2,750,000   FHLMC
              3.220%, 6/20/2007 (SGD)                                  1,682,615
  6,600,000   FNMA
              2.290%, 2/19/2009 (SGD)                                  3,869,111

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
    Loomis Sayles Core Plus Bond Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount     Description                                             Value (a)
--------------------------------------------------------------------------------
              Government Agencies -- continued
$ 3,710,000   FNMA
              5.250%, 1/15/2009                                      $ 3,951,387
                                                                     -----------
                                                                      19,892,484
                                                                     -----------
              Healthcare -- 1.1%
  3,050,000   HCA, Inc., Note
              6.950%, 5/01/2012                                        3,293,277
                                                                     -----------
              Home Construction -- 0.5%
  1,315,000   Pulte Homes, Inc., Senior Note
              4.875%, 7/15/2009                                        1,345,120
                                                                     -----------
              Independent Energy -- 0.5%
  1,295,000   Pioneer Natural Resources Co., Senior Note
              6.500%, 1/15/2008                                        1,403,766
                                                                     -----------
              Industrial Other -- 1.1%
  2,865,000   Aramark Services, Inc., Guaranteed Note
              7.000%, 7/15/2006                                        3,043,561
                                                                     -----------
              Media - Broadcasting & Publishing -- 0.5%
  1,290,000   Time Warner, Inc., Note
              7.700%, 5/01/2032                                        1,500,008
                                                                     -----------
              Media Cable -- 3.3%
  2,000,000   CSC Holdings, Inc., Senior Note
              7.625%, 7/15/2018                                        2,040,000
    515,000   CSC Holdings, Inc., Senior Note
              7.875%, 2/15/2018                                          531,737
  4,000,000   Shaw Communications, Inc., Senior Note
              7.400%, 10/17/2007 (CAD)                                 3,340,599
  2,785,000   TeleCommunications, Inc., Note
              9.800%, 2/01/2012                                        3,550,998
                                                                     -----------
                                                                       9,463,334
                                                                     -----------
              Media Non Cable -- 0.5%
  1,435,000   Clear Channel Communications, Inc., Global Note
              4.250%, 5/15/2009                                        1,421,917
                                                                     -----------
              Metals and Mining -- 0.5%
  1,500,000   International Steel Group, Inc., Note, 144A
              6.500%, 4/15/2014                                        1,500,000
                                                                     -----------
              Mortgage Related -- 21.4%
  2,965,002   FHLMC
              4.000%, 7/01/2019                                        2,896,053
  5,647,854   FHLMC
              4.500%, 8/01/2018                                        5,642,596
 10,550,826   FHLMC
              5.000%, with various maturities to 2034(d)              10,563,736
  2,591,427   FHLMC
              5.500%, with various maturities to 2018(d)               2,680,818
  5,589,139   FNMA
              4.500%, with various maturities to 2034(d)               5,391,981
  3,721,483   FNMA
              5.000%, with various maturities to 2034(d)               3,746,922
  9,105,368   FNMA
              5.500%, with various maturities to 2034(d)               9,295,662
  2,507,481   FNMA
              6.000%, with various maturities to 2033(d)               2,631,033
  6,939,849   FNMA
              6.500%, with various maturities to 2034(d)               7,285,698
    694,114   FNMA
              7.000%, with various maturities to 2030(d)                 736,695
    758,404   FNMA
              7.500%, with various maturities to 2032(d)                 812,991
$ 1,650,000   FNMA (TBA)
              6.000%, 11/01/2034                                     $ 1,700,015
  1,935,152   GNMA
              5.500%, 2/20/2034                                        1,968,110
    814,838   GNMA
              6.000%, with various maturities to 2032(d)                 847,887
  2,660,039   GNMA
              6.500%, with various maturities to 2032(d)               2,810,863
  1,077,322   GNMA
              7.000%, with various maturities to 2029(d)               1,151,611
    297,282   GNMA
              7.500%, with various maturities to 2030(d)                 321,096
    121,076   GNMA
              8.000%, 11/15/2029                                         132,236
    315,130   GNMA
              8.500%, with various maturities to 2023(d)                 348,996
     30,666   GNMA
              9.000%, with various maturities to 2016(d)                  34,461
     85,261   GNMA
              11.500%, with various maturities to 2015(d)                 97,411
                                                                     -----------
                                                                      61,096,871
                                                                     -----------
              Non Captive Consumer Financial -- 1.4%
  1,305,000   Capital One Bank
              6.500%, 6/13/2013                                        1,427,051
  1,380,000   Countrywide Home Loans, Inc., Note, (MTN)
              5.500%, 8/01/2006                                        1,439,322
    982,000   Household Finance Corp., Note
              5.750%, 1/30/2007                                        1,037,958
                                                                     -----------
                                                                       3,904,331
                                                                     -----------
              Non Captive Diversified Financial -- 0.5%
    500,000   General Electric Capital Corp., Series E, Note,
              (MTN)
              1.725%, 6/27/2008 (SGD)                                    288,726
  1,080,000   International Lease Finance Corp., Global Note
              5.625%, 6/01/2007                                        1,140,941
                                                                     -----------
                                                                       1,429,667
                                                                     -----------
              Oil & Gas -- 0.7%
  1,750,000   Transocean Sedco Forex, Inc., Note
              6.625%, 4/15/2011                                        1,954,206
                                                                     -----------
              Paper -- 4.5%
  3,165,000   Abitibi-Consolidated Finance, LP, Note
              7.875%, 8/01/2009                                        3,299,512
  1,495,000   Abitibi-Consolidated, Inc., Note
              8.550%, 8/01/2010                                        1,603,387
  3,130,000   Boise Cascade Corp., Senior Note
              6.500%, 11/01/2010                                       3,489,950
  1,200,000   Georgia-Pacific Corp., Note
              7.375%, 12/01/2025                                       1,278,000
    480,000   Georgia-Pacific Corp., Note
              8.875%, 5/15/2031                                          582,000
  2,705,000   International Paper Co., Note
              4.000%, 4/01/2010                                        2,643,055
                                                                     -----------
                                                                      12,895,904
                                                                     -----------
              Pharmaceuticals -- 1.0%
  2,750,000   Valeant Pharmaceuticals International, Senior Note
              7.000%, 12/15/2011                                       2,784,375
                                                                     -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
    Loomis Sayles Core Plus Bond Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
  Amount     Description                                              Value (a)
--------------------------------------------------------------------------------
             Pipelines -- 1.2%
$  520,000   Enterprise Products Operating, LP, Senior Note
             4.625%, 10/15/2009                                     $    524,319
 2,464,000   Kinder Morgan Energy Partners, LP, Note
             7.125%, 3/15/2012(c)                                      2,806,755
                                                                    ------------
                                                                       3,331,074
                                                                    ------------
             Railroads -- 1.2%
 1,155,000   CSX Corp., Note
             4.875%, 11/01/2009                                        1,187,684
 2,350,000   Union Pacific Corp., Senior Note
             5.375%, 5/01/2014                                         2,370,024
                                                                    ------------
                                                                       3,557,708
                                                                    ------------
             Real Estate Investment Trusts -- 1.0%
 1,250,000   iStar Financial, Inc., Senior Note
             6.000%, 12/15/2010                                        1,300,592
 1,340,000   Simon Property Group, LP, Note
             6.375%, 11/15/2007                                        1,449,213
                                                                    ------------
                                                                       2,749,805
                                                                    ------------
             Refining -- 0.7%
 1,775,000   Premcor Refining Group (The), Inc., Senior Note
             7.500%, 6/15/2015                                         1,908,125
                                                                    ------------
             Restaurants -- 0.1%
   292,000   Domino's, Inc., Senior Subordinated Note
             8.250%, 7/01/2011                                           316,090
                                                                    ------------
             Sovereigns -- 4.0%
 4,785,000   Canada Government
             5.500%, 6/01/2010 (CAD)                                   4,040,684
 3,000,000   Pemex Finance, Ltd., Series 1998, Class 18NT
             9.150%, 11/15/2018                                        3,677,970
 3,265,000   Pemex Project Funding Master Trust, Note
             7.875%, 2/01/2009                                         3,640,475
                                                                    ------------
                                                                      11,359,129
                                                                    ------------
             Supermarkets -- 2.7%
 1,365,000   Couche-Tard US, LP/Couche-Tard Finance Corp.,
             Senior Subordinated Note
             7.500%, 12/15/2013                                        1,453,725
 2,155,000   Delhaize America, Inc., Note
             8.125%, 4/15/2011                                         2,461,062
   560,000   Delhaize America, Inc., Note
             9.000%, 4/15/2031                                           673,875
 2,720,000   Fred Meyer, Inc., Note
             7.450%, 3/01/2008                                         3,038,039
                                                                    ------------
                                                                       7,626,701
                                                                    ------------
             Supranationals -- 1.0%
 2,160,000   Inter-American Development Bank, Note
             5.500%, 3/30/2010 (EUR)                                   2,957,310
                                                                    ------------
             Telecommunications -- 0.3%
   730,000   Sprint Capital Corp., Note
             6.125%, 11/15/2008                                          787,946
                                                                    ------------
             Tobacco -- 1.1%
 1,495,000   Altria Group, Inc., Note
             7.000%, 11/04/2013                                        1,559,828
 1,550,000   Philip Morris Cos., Inc., Note
             7.750%, 1/15/2027                                         1,637,271
                                                                    ------------
                                                                       3,197,099
                                                                    ------------
             Transportation Services -- 0.3%
$1,015,000   Overseas Shipholding Group, Senior Note
             7.500%, 2/15/2024                                      $    985,819
                                                                    ------------
             Treasuries -- 8.5%
 2,803,503   U.S. Treasury Inflation Indexed Note
             2.000%, 7/15/2014                                         2,865,707
 6,405,000   U.S. Treasury Note
             1.875%, 12/31/2005 (e)                                    6,372,226
 3,495,000   U.S. Treasury Note
             2.750%, 7/31/2006                                         3,508,106
 2,800,000   U.S. Treasury Note
             3.250%, 8/15/2007                                         2,830,954
 8,510,000   U.S. Treasury Note
             3.500%, 11/15/2006                                        8,659,257
                                                                    ------------
                                                                      24,236,250
                                                                    ------------
             Wirelines -- 4.9%
 1,095,000   AT&T Corp., Senior Note
             8.750%, 11/15/2031                                        1,193,550
 1,650,000   GTE Corp., Note
             7.900%, 2/01/2027                                         1,810,858
 3,200,000   LCI International, Inc., Senior Note
             7.250%, 6/15/2007                                         2,904,000
 1,240,000   Qwest Corp., Note
             7.200%, 11/10/2026                                        1,081,900
   670,000   Qwest Corp., Note
             7.250%, 9/15/2025                                           603,000
 3,600,000   Sprint Capital Corp., Note
             6.875%, 11/15/2028                                        3,776,015
 1,045,000   TELUS Corp., Note
             8.000%, 6/01/2011                                         1,224,467
 1,675,000   U.S. West Communications, Inc., Note
             7.500%, 6/15/2023                                         1,524,250
                                                                    ------------
                                                                      14,118,040
                                                                    ------------
             Total Bonds and Notes (Identified Cost $265,278,317)    274,182,043
                                                                    ------------

 Principal
  Amount
--------------------------------------------------------------------------------
Short Term Investments -- 7.5%
 10,720,637   Repurchase Agreement with Investors Bank & Trust
              Co. dated 9/30/2004 at 1.27% to be repurchased at
              $10,721,015 on 10/01/2004, collateralized by
              $11,713,198 Federal Home Loan Mortgage Bond,
              4.009%, due 4/01/2004 valued at $11,256,668             10,720,637
  1,166,676   Bank of America, 1.875%, due 10/19/2004(g)               1,166,676
    188,289   Bank of Montreal, 1.76%, due 10/25/2004(g)                 188,289
    280,003   Bank of Nova Scotia, 1.75%, due 10/21/2004(g)              280,003
    583,338   Bank of Nova Scotia, 1.76%, due 11/12/2004(g)              583,338
    665,005   BGI Institutional Money Market Fund(g)                     665,005
    583,338   BNP Paribas, 1.80%, due 11/23/2004(g)                      583,338
    350,003   Falcon Asset Securitization Corp, 1.612%, due              350,003
              10/01/2004(g)
    116,668   Fortis Bank, 1.69%, due 10/14/2004(g)                      116,668
    348,397   Greyhawk Funding, 1.772%, due 10/19/2004(g)                348,397
    378,417   Merrill Lynch Premier Institutional Fund(g)                378,417
    933,341   Merrimac Cash Fund-Premium Class(g)                        933,341
    933,341   Royal Bank of Canada, 1.78%, due 11/10/2004(g)             933,341
    350,003   Royal Bank of Scotland, 1.60%, due 10/15/2004(g)           350,003
    350,003   Royal Bank of Scotland, 1.65%, due 10/29/2004(g)           350,003

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
    Loomis Sayles Core Plus Bond Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

Short Term Investments -- continued
$    35,000   Royal Bank of Scotland, 1.67%, due 11/02/2004(g)     $     35,000
    781,673   Royal Bank of Scotland, 1.88%, due 12/23/2004(g)          781,673
    114,988   Sheffield Receivables Corp, 1.622%, due                   114,988
              10/04/2004(g)
    350,003   Sheffield Receivables Corp, 1.773%, due                   350,003
              10/20/2004(g)
    233,335   Toronto Dominion Bank, 1.70%, due 11/08/2004(g)           233,335
  1,705,000   U.S. Treasury Bills, 1.635%, due 12/09/2004(f)          1,698,417
    350,003   Wells Fargo, 1.60%, due 10/04/2004(g)                     350,003
                                                                   ------------
              Total Short Term Investments (Identified Cost
              $21,510,878)                                           21,510,878
                                                                   ------------
              Total Investments -- 103.5%
              (Identified Cost $286,789,195)(b)                     295,692,921
              Other assets less liabilities                         (10,025,649)
                                                                   ------------
              Total Net Assets -- 100%                             $285,667,272
                                                                   ============

        (a)   See Note 2a of Notes to Financial Statements.
        (b)   Federal Tax Information:

              At September 30, 2004, the net unrealized appreciation on investments based on cost of $287,786,671 for federal income tax purposes was as follows:

              Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost                                         $ 9,462,672
              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value                                        (1,556,422)
                                                                    -----------
              Net unrealized appreciation                           $ 7,906,250
                                                                    ===========

              At September 30, 2004, the Fund had a capital loss carryover of approximately $23,293,740 of which $1,530,375 expires on September 30, 2008 and $21,763,365 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

              At September 30, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $2,986,290 in undistributed ordinary income and $0 in undistributed long-term gains.

        (c) All or a portion of this security was on loan to brokers at September 30, 2004.
        (d) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
        (e) All or a portion of this security has been segregated to cover collateral requirements on TBA obligations
        (f)   Rate is yield to maturity.
        (g)   Represents investments of securities lending collateral.

      FHLMC   Federal Home Loan Mortgage Corporation
       FNMA   Federal National Mortgage Association
       GNMA   Government National Mortgage Association
        MTN   Medium Term Note
        TBA   To Be Announced (see Note 2g of Notes to
              Financial Statements)
       144A   Securities exempt from registration under Rule Act of 1933. 144A of the Securities These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,811,279 or 2.4% of net assets.

        CAD   Canadian Dollar
        EUR   Euro
        SGD   Singapore Dollar

Holdings at September 30, 2004 as a Percentage of Net Assets (unaudited)

              Mortgage Related                        21.4%
              Treasuries                               8.5
              Short Term Investments                   7.5
              Government Agencies                      7.0
              Asset Backed Securities                  6.3
              Wirelines                                4.9
              Paper                                    4.5
              Sovereigns                               4.0
              Electric                                 3.6
              Automotive                               3.5
              Media Cable                              3.3
              Chemicals                                3.1
              Supermarkets                             2.7
              Other, less than 2% each                23.2

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
       Loomis Sayles Government Securities Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount     Description                                             Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 99.0% of Total Net Assets
              Government Agencies -- 1.0%
$   600,000   FNMA
              6.625%, 9/15/2009                                     $   675,966
                                                                    -----------
              Mortgage Related -- 15.6%
  4,267,148   FNMA
              4.500%, 9/01/2033                                       4,119,963
  4,244,966   FNMA
              5.500%, with various maturities to 2034(c)              4,310,477
    280,108   FNMA
              6.500%, 11/01/2031                                        294,015
    204,322   FNMA
              7.500%, 12/01/2030                                        218,994
  1,378,410   GNMA
              6.500%, 5/15/2031                                       1,456,303
     12,139   GNMA
              8.500%, 2/15/2006                                          12,650
     80,983   GNMA
              9.000%, with various maturities to 2009(c)                 87,389
     33,202   GNMA
              9.500%, 8/15/2009                                          36,444
      2,260   GNMA
              10.000%, 9/15/2016                                          2,532
      4,053   GNMA
              12.500%, 6/15/2014                                          4,674
                                                                    -----------
                                                                     10,543,441
                                                                    -----------
              Treasuries -- 82.4%
  3,005,000   U.S. Treasury Bond
              5.250%, 2/15/2029(d)                                    3,128,369
 13,000,000   U.S. Treasury Bond
              7.250%, 5/15/2016                                      16,364,764
 10,000,000   U.S. Treasury Bond
              8.750%, 5/15/2017                                      14,108,980
 13,665,828   U.S. Treasury Inflation Indexed Bond
              2.375%, 1/15/2025                                      14,236,486
  4,615,000   U.S. Treasury Note
              1.625%, 9/30/2005                                       4,589,581
  4,000,000   U.S. Treasury STRIPS
              Zero Coupon, 11/15/2014                                 3,324,336
                                                                    -----------
                                                                     55,752,516
                                                                    -----------
              Total Bonds and Notes (Identified Cost
              $63,218,493)                                           66,971,923
                                                                    -----------

 Principal
   Amount     Description                                             Value (a)
--------------------------------------------------------------------------------
Short Term Investments -- 1.3%
$   218,192   Repurchase Agreement with Investors Bank &
              Trust Co. dated 9/30/2004 at 1.27% to be
              repurchased at $218,200 on 10/01/2004,
              collateralized by $224,863 Federal National
              Mortgage Association Bond, 4.449% due 1/01/2033
              valued at $229,102                                    $   218,192
     83,633   Bank of America, 1.875%, due 10/19/2004(e)                 83,633
     13,498   Bank of Montreal, 1.76%, due 10/25/2004(e)                 13,498
     20,072   Bank of Nova Scotia, 1.75%, due 10/21/2004(e)              20,072
     41,817   Bank of Nova Scotia, 1.76%, due 11/12/2004(e)              41,817
     47,671   BGI Institutional Money Market Fund(e)                     47,671
     41,817   BNP Paribas, 1.80%, due 11/23/2004(e)                      41,817
     25,090   Falcon Asset Securitization Corp, 1.612%, due              25,090
              10/01/2004(e)
      8,363   Fortis Bank, 1.69%, due 10/14/2004(e)                       8,363
     24,975   Greyhawk Funding, 1.772%, due 10/19/2004(e)                24,975
     27,127   Merrill Lynch Premier Institutional Fund(e)                27,127
$    66,907   Merrimac Cash Fund-Premium Class(e)                   $    66,907
     66,907   Royal Bank of Canada, 1.78%, due 11/10/2004(e)             66,907
     25,090   Royal Bank of Scotland, 1.60%, due 10/15/2004(e)           25,090
     25,090   Royal Bank of Scotland, 1.65%, due 10/29/2004(e)           25,090
      2,509   Royal Bank of Scotland, 1.67%, due 11/02/2004(e)            2,509
     56,034   Royal Bank of Scotland, 1.88%, due 12/23/2004(e)           56,034
      8,243   Sheffield Receivables Corp, 1.622%, due                     8,243
              10/04/2004(e)
     25,090   Sheffield Receivables Corp, 1.773%, due                    25,090
              10/20/2004(e)
     16,727   Toronto Dominion Bank, 1.70%, due 11/08/2004(e)            16,727
     25,090   Wells Fargo, 1.60%, due 10/04/2004(e)                      25,090
                                                                    -----------
              Total Short Term Investments (Identified Cost
              $869,942)                                                 869,942
                                                                    -----------
              Total Investments -- 100.3%
              (Identified Cost $64,088,435)(b)                       67,841,865
              Other assets less liabilities                            (190,692)
                                                                    -----------
              Total Net Assets -- 100%                              $67,651,173
                                                                    ===========

        (a)   See Note 2a of Notes to Financial Statements.
        (b)   Federal Tax Information:
              At September 30, 2004, the net unrealized
              appreciation on investments based on cost of
              $64,999,184 for federal income tax purposes was
              as follows:
              Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost                                         $ 2,922,795
              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of tax
              cost over value                                           (80,114)
                                                                    -----------
              Net unrealized appreciation                           $ 2,842,681
                                                                    ===========

              At September 30, 2004, the Fund had a capital loss carryover of approximately $6,350,787 of which $5,687,678 expires on September 30, 2007 and $663,109 expires on September 30, 2008. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

              For the year ended September 30, 2004, the Fund has elected to defer $680,774 of capital losses attributable to Post-October losses.

              At September 30, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $83,740 in undistributed ordinary income and $0 in undistributed long-term gains.

        (c) The Fund's investment in mortgage related securities of the Federal National Mortgage Association and the Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer and for United States Treasury Bonds which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
        (d) All or a portion of this security was on loan to brokers at September 30, 2004.
        (e) Represents investments of securities lending collateral.

       FNMA   Federal National Mortgage Association
       GNMA   Government National Mortgage Association
     STRIPS   Separate Trading of Registered Interest and
              Principal of Securities

Holdings at September 30, 2004 as a Percentage of Net Assets (unaudited)

              Treasuries                 82.4%
              Mortgage Related           15.6
              Other, less than 2% each    2.3

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
            Loomis Sayles High Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount     Description                                              Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 93.5% of Total Net Assets
              Aerospace & Defense -- 0.6%
$   250,000   TD Funding Corp., Senior Subordinated Note
              8.375%, 7/15/2011                                       $  267,500
                                                                      ----------
              Airlines -- 2.5%
    169,164   Continental Airlines, Inc., Series 1998-1, Class 1A
              6.648%, 9/15/2017                                          158,344
    170,379   Continental Airlines, Inc., Series 1998-1, Class 1B
              6.748%, 3/15/2017                                          131,057
     61,917   Continental Airlines, Inc., Series 1999-1, Class C
              6.954%, 8/02/2009                                           47,119
    111,776   Continental Airlines, Inc., Series 1999-2, Class B
              7.566%, 3/15/2020                                           86,447
    870,000   Northwest Airlines Corp., Senior Note
              8.875%, 6/01/2006(c)                                       730,800
                                                                      ----------
                                                                       1,153,767
                                                                      ----------
              Automotive -- 2.7%
    600,000   Cummins, Inc., Note
              7.125%, 3/01/2028                                          600,000
    500,000   Dana Corp., Note
              9.000%, 8/15/2011                                          603,750
                                                                      ----------
                                                                       1,203,750
                                                                      ----------
              Building Materials -- 0.3%
    110,000   Jacuzzi Brands, Inc., Senior Note
              9.625%, 7/01/2010                                          121,550
                                                                      ----------
              Chemicals -- 1.9%
    585,000   Ethyl Corp., Senior Note
              8.875%, 5/01/2010                                          631,800
    200,000   Nalco Co., Senior Subordinated Note
              8.875%, 11/15/2013(c)                                      215,000
                                                                      ----------
                                                                         846,800
                                                                      ----------
              Construction Machinery -- 2.0%
    350,000   Case Credit Corp., Note
              6.750%, 10/21/2007(c)                                      358,750
    100,000   Case New Holland, Inc., Senior Note, 144A
              9.250%, 8/01/2011                                          112,000
     80,000   Great Lakes Dredge & Dock Corp., Senior
              Subordinated Note
              7.750%, 12/15/2013                                          69,200
    400,000   United Rentals North America, Inc., Senior
              Subordinated Note
              7.000%, 2/15/2014(c)                                       355,000
                                                                      ----------
                                                                         894,950
                                                                      ----------
              Consumer Products -- 0.5%
     90,000   Jostens IH Corp., Senior Subordinated Note, 144A
              7.625%, 10/01/2012                                          90,450
    120,000   Rayovac Corp., Senior Subordinated Note
              8.500%, 10/01/2013                                         130,200
                                                                      ----------
                                                                         220,650
                                                                      ----------
              Electric -- 7.3%
    590,000   AES Corp. (The), Senior Note
              7.750%, 3/01/2014                                          609,175
    450,000   AES Corp. (The), Senior Note
              8.875%, 2/15/2011(c)                                       500,625
    100,000   Allegheny Energy Supply Co. LLC, Note
              7.800%, 3/15/2011                                          108,250
    200,000   Empresa Nacional de Electricidad SA, Chile, Note
              7.875%, 2/01/2027                                          203,863
    250,000   Empresa Nacional de Electricidad SA, Chile, Note
              8.350%, 8/01/2013                                          279,064
$   525,000   Enersis SA, Cayman Island, Note
              7.400%, 12/01/2016 (yankee)                             $  549,863
    140,000   Enersis SA, Chile, Note
              7.375%, 1/15/2014                                          146,736
    229,000   ESI Tractebel Acquisition Corp., Series B7,
              Secured Note
              7.990%, 12/30/2011                                         236,442
    275,162   Salton SEA Funding Corp., Series C, Senior
              Secured Note
              7.840%, 5/30/2010                                          292,779
     48,112   Salton SEA Funding Corp., Series E, Senior Note
              8.300%, 5/30/2011                                           53,164
    125,000   TECO Energy, Inc., Note
              7.000%, 5/01/2012                                          130,937
    200,000   TECO Energy, Inc., Note
              7.200%, 5/01/2011                                          213,000
                                                                      ----------
                                                                       3,323,898
                                                                      ----------
              Electric Utilities -- 2.0%
    200,000   Calpine Corp., Senior Note
              7.875%, 4/01/2008(c)                                       135,000
    560,000   Calpine Corp., Senior Secured Note, 144A
              8.750%, 7/15/2013(c)                                       422,800
    350,000   Edison Mission Energy Corp., Senior Note
              7.730%, 6/15/2009                                          367,500
                                                                      ----------
                                                                         925,300
                                                                      ----------
              Electronics -- 5.7%
    125,000   Amkor Technology, Inc., Note
              5.000%, 3/15/2007(c)                                       104,375
    125,000   Amkor Technology, Inc., Senior Note
              7.750%, 5/15/2013(c)                                       102,500
    225,000   Corning, Inc., Note
              5.900%, 3/15/2014                                          219,921
    270,000   Corning, Inc., Note
              6.200%, 3/15/2016                                          265,245
    225,000   Corning, Inc., Note
              6.750%, 9/15/2013                                          234,501
    155,000   Corning, Inc., Note
              6.850%, 3/01/2029                                          143,926
    910,000   Lucent Technologies, Inc., Note
              6.450%, 3/15/2029                                          737,100
    300,000   Nortel Networks Corp., Guaranteed Senior Note
              4.250%, 9/01/2008(c)                                       289,500
    425,000   Nortel Networks Corp., Note
              6.875%, 9/01/2023(c)                                       388,875
    100,000   Northern Telecom Capital Corp., Note
              7.875%, 6/15/2026                                           96,500
                                                                      ----------
                                                                       2,582,443
                                                                      ----------
              Environmental -- 1.1%
     75,000   Allied Waste North America, Inc., Senior Note
              8.500%, 12/01/2008                                          81,376
     35,000   Allied Waste North America, Senior Note
              6.500%, 11/15/2010(c)                                       34,650
    400,000   Allied Waste North America, Series B, Senior Note
              5.750%, 2/15/2011                                          380,000
                                                                      ----------
                                                                         496,026
                                                                      ----------
              Food and Beverage -- 3.3%
    600,000   Bavaria SA, Senior Note, 144A
              8.875%, 11/01/2010                                         633,750

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount     Description                                              Value (a)
--------------------------------------------------------------------------------
              Food and Beverage -- continued
$   450,000   Borden Chemical, Inc., Note
              7.875%, 2/15/2023                                       $  364,500
    550,000   Borden Chemical, Inc., Note
              9.200%, 3/15/2021                                          508,750
                                                                      ----------
                                                                       1,507,000
                                                                      ----------
              Foreign Local Governments -- 3.0%
 16,250,000   United Mexican States
              9.000%, 12/20/2012 (MXN)                                 1,348,981
                                                                      ----------
              Gaming -- 1.8%
    450,000   Harrah's Operating Co., Inc., Guaranteed
              Senior Note
              5.375%, 12/15/2013                                         448,832
    405,000   MGM Mirage, Senior Note
              5.875%, 2/27/2014                                          389,812
                                                                      ----------
                                                                         838,644
                                                                      ----------
              Healthcare -- 1.1%
    150,000   Columbia/HCA Healthcare Corp., Note
              7.500%, 12/15/2023                                         153,830
    200,000   Columbia/HCA Healthcare Corp., Note, (MTN)
              7.580%, 9/15/2025                                          208,586
    150,000   Invitrogen Corp., Senior Note, Convertible
              1.500%, 2/15/2024(c)                                       132,562
                                                                      ----------
                                                                         494,978
                                                                      ----------
              Home Construction -- 1.1%
    150,000   K Hovnanian Enterprises, Inc., Guaranteed
              Senior Note
              6.500%, 1/15/2014                                          153,375
    300,000   K Hovnanian Enterprises, Inc., Senior Note
              8.000%, 4/01/2012                                          332,250
                                                                      ----------
                                                                         485,625
                                                                      ----------
              Independent Energy -- 1.4%
    270,000   Chesapeake Energy Corp., Senior Note
              6.875%, 1/15/2016                                          282,150
    100,000   Chesapeake Energy Corp., Senior Note
              7.500%, 9/15/2013                                          109,500
    215,000   Swift Energy Co., Senior Subordinated Note
              9.375%, 5/01/2012                                          240,800
                                                                      ----------
                                                                         632,450
                                                                      ----------
              Information/Data Technology -- 2.0%
    315,000   Maxtor Corp., Subordinated Note
              5.750%, 3/01/2012(f)                                       277,200
    325,000   Xerox Capital Trust I, Guaranteed Note
              8.000%, 2/01/2027                                          320,125
    300,000   Xerox Corp., Note, (MTN)
              7.200%, 4/01/2016                                          306,750
                                                                      ----------
                                                                         904,075
                                                                      ----------
              Integrated Energy -- 1.2%
    265,000   Cerro Negro Finance, Ltd., Note, 144A
              7.900%, 12/01/2020                                         258,375
    300,000   Petrozuata Finance, Inc., Note, Series B,
              144A
              8.220%, 4/01/2017                                          295,500
                                                                      ----------
                                                                         553,875
                                                                      ----------
              Lodging -- 1.3%
    300,000   La Quinta Inns, Inc., (MTN), (FRN)
              7.330%, 4/01/2008                                          309,000
    250,000   Royal Caribbean Cruises, Ltd., Senior Note
              7.500%, 10/15/2027                                         260,000
                                                                      ----------
                                                                         569,000
                                                                      ----------
              Media Cable -- 5.4%
$   500,000   Charter Communications Holdings, Inc.,
              Senior Note
              9.625%, 11/15/2009                                      $  393,750
    150,000   Charter Communications Holdings, Inc.,
              Senior Note
              10.000%, 5/15/2011                                         115,500
    950,000   CSC Holdings, Inc., Senior Note
              7.625%, 7/15/2018                                          969,000
    200,000   Innova S de RL
              9.375%, 9/19/2013                                          217,500
    250,000   NTL CABLE PLC, Note, 144A
              9.750%, 4/15/2014 (GBP)                                    450,325
    175,000   PanAmSat Corp., Note
              6.875%, 1/15/2028                                          147,875
    150,000   Rogers Communications, Inc., Note
              2.000%, 11/26/2005                                         144,187
                                                                      ----------
                                                                       2,438,137
                                                                      ----------
              Media Non Cable -- 0.6%
    250,000   Dex Media, Inc., Note
              8.000%, 11/15/2013                                         262,500
                                                                      ----------
              Metals and Mining -- 2.8%
    420,000   AK Steel Corp., Guaranteed Senior Note
              7.750%, 6/15/2012(c)                                       410,550
    150,000   Glencore Funding LLC, Guaranteed Note, 144A
              6.000%, 4/15/2014                                          145,477
    500,000   Ispat Inland ULC, Senior Secured Note
              9.750%, 4/01/2014                                          551,250
    175,000   Vale Overseas, Ltd., Note
              8.250%, 1/17/2034                                          170,187
                                                                      ----------
                                                                       1,277,464
                                                                      ----------
              Other -- 0.6%
    250,000   Corrections Corp. of America, Senior Note
              7.500%, 5/01/2011                                          264,062
                                                                      ----------
              Packaging -- 2.1%
    300,000   Owens-Brockway, Guaranteed Senior Secured
              Note
              7.750%, 5/15/2011                                          319,500
    350,000   Owens-Illinois, Inc., Senior Note
              7.500%, 5/15/2010(c)                                       357,875
    135,000   Owens-Illinois, Inc., Senior Note
              7.800%, 5/15/2018                                          130,950
    125,000   Solo Cup Co., Senior Subordinated Note
              8.500%, 2/15/2014(c)                                       123,125
                                                                      ----------
                                                                         931,450
                                                                      ----------
              Paper -- 6.4%
    220,000   Abitibi-Consolidated, Inc., Note
              7.500%, 4/01/2028                                          191,950
    250,000   Abitibi-Consolidated, Inc., Note
              8.500%, 8/01/2029                                          238,750
    100,000   Arcel Finance, Ltd., Note, 144A
              6.361%, 5/01/2012                                          100,943
    200,000   Arcel Finance, Ltd., Note, 144A
              7.048%, 9/01/2011                                          209,323
    200,000   Boise Cascade Corp., Note, (MTN)
              7.450%, 8/10/2011                                          229,910
    685,000   Bowater, Inc., Note
              6.500%, 6/15/2013(c)                                       664,655
    165,000   Georgia-Pacific Corp., Note
              7.250%, 6/01/2028                                          170,775

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
  Amount     Description                                              Value (a)
--------------------------------------------------------------------------------
             Paper -- continued
$  200,000   Georgia-Pacific Corp., Note
             7.375%, 12/01/2025                                      $   213,000
   300,000   Georgia-Pacific Corp., Note
             9.500%, 12/01/2011(c)                                       371,250
   350,000   Pope & Talbot, Inc., Senior Note
             8.375%, 6/01/2013                                           365,750
   145,000   Tembec Industries, Inc., Senior Note
             7.750%, 3/15/2012                                           145,725
                                                                     -----------
                                                                       2,902,031
                                                                     -----------
             Pharmaceuticals -- 2.6%
   300,000   Inhale Therapeutic Systems, Inc., Subordinated
             Note
             3.500%, 10/17/2007                                          280,125
   187,000   IVAX Corp., Senior Subordinated Note,
             Convertible
             4.500%, 5/15/2008                                           185,130
   250,000   Pharma Services Intermediate Holding Corp.,
             Senior Note, 144A
             0/11.500%, 4/01/2014(d)                                     157,500
   200,000   Quintiles Transnational Corp., Senior
             Subordinated Note
             10.000%, 10/01/2013                                         212,000
   310,000   Vertex Pharmaceuticals, Inc., Note, 144A
             5.750%, 2/15/2011                                           325,887
                                                                     -----------
                                                                       1,160,642
                                                                     -----------
             Pipelines -- 4.5%
   700,000   Coastal Corp., Note
             6.500%, 6/01/2008                                           682,500
   175,000   Tennessee Gas Pipeline Co., Note
             7.000%, 10/15/2028                                          166,250
   165,000   Williams Cos., Inc., Note
             7.875%, 9/01/2021                                           183,150
   982,000   Williams Cos., Inc., Series A, Note
             7.500%, 1/15/2031                                           986,910
                                                                     -----------
                                                                       2,018,810
                                                                     -----------
             Railroads -- 0.6%
   265,000   Grupo Transportacion Ferroviaria Mexicana SA
             de CV,
             Senior Note (yankee)
             0/11.750%, 6/15/2009(d)                                     267,650
                                                                     -----------
             Real Estate Investment Trusts -- 3.2%
   830,000   Crescent Real Estate Equities, LP, Senior
             Subordinated Note
             9.250%, 4/15/2009                                           894,325
   300,000   FelCor Lodging, LP, Senior Note
             9.000%, 6/01/2011                                           330,000
   200,000   Trinet Corporate Realty Trust, Note
             7.700%, 7/15/2017                                           226,770
                                                                     -----------
                                                                       1,451,095
                                                                     -----------
             Refining -- 3.0%
   325,000   Citgo Petroleum Corp., Senior Note
             11.375%, 2/01/2011                                          382,687
   225,000   Premcor Refining Group (The), Inc., Senior Note
             6.750%, 2/01/2011                                           239,625
   700,000   Premcor Refining Group (The), Inc., Senior Note
             7.500%, 6/15/2015                                           752,500
                                                                     -----------
                                                                       1,374,812
                                                                     -----------
             Retailers -- 4.3%
   250,000   Dillard's Department Stores, Inc., Note
             6.625%, 1/15/2018                                           238,750
   800,000   Dillard's, Inc., Note
             7.750%, 7/15/2026                                           792,000
   225,000   Rite Aid Corp., Note
             6.875%, 8/15/2013                                           196,875
$  335,000   Toys R US, Inc., Note
             7.375%, 10/15/2018                                      $   310,713
   400,000   Woolworth Corp., Note
             8.500%, 1/15/2022                                           426,000
                                                                     -----------
                                                                       1,964,338
                                                                     -----------
             Sovereigns -- 1.3%
   345,000   Republic of Brazil
             8.250%, 1/20/2034                                           307,568
   175,000   Republic of Colombia
             8.125%, 5/21/2024                                           157,938
   125,000   Republic of Peru (FRN)
             4.500%, 3/07/2017                                           110,938
                                                                     -----------
                                                                         576,444
                                                                     -----------
             Supranationals -- 2.3%
 6,000,000   Inter-American Development Bank, Series E,
             Note, (MTN)
             Zero Coupon, 5/11/2009 (BRL)(f)                           1,043,816
                                                                     -----------
             Technology -- 1.3%
    75,000   Kulicke & Soffa Industries, Inc., Subordinated
             Note, Convertible
             0.500%, 11/30/2008(c)                                        52,688
   500,000   Xerox Corp., Senior Note
             6.875%, 8/15/2011                                           522,500
                                                                     -----------
                                                                         575,188
                                                                     -----------
             Telephone Systems -- 0.6%
   375,000   U.S. West Capital Funding, Inc., Note
             6.875%, 7/15/2028(c)                                        269,063
                                                                     -----------
             Transportation Services -- 2.9%
   275,000   American President Cos., Ltd., Senior Note
             8.000%, 1/15/2024                                           283,250
   136,181   Atlas Air, Inc., Series 1998-1, Class 1A
             7.380%, 1/02/2018                                           128,202
   133,068   Atlas Air, Inc., Series 1999-1, Class A1
             7.200%, 1/02/2019                                           125,156
   129,929   Atlas Air, Inc., Series 2000-1, Class A
             8.707%, 1/02/2019                                           127,857
   300,000   Overseas Shipholding Group, Senior Note
             7.500%, 2/15/2024                                           291,375
   350,000   Stena AB, Senior Note
             7.500%, 11/01/2013                                          350,438
                                                                     -----------
                                                                       1,306,278
                                                                     -----------
             Wireless -- 0.3%
   150,000   Rogers Wireless Communications, Inc., Senior
             Secured Note
             6.375%, 3/01/2014                                           138,000
                                                                     -----------
             Wirelines -- 5.9%
   200,000   AT&T Corp., Senior Note
             8.750%, 11/15/2031                                          218,000
   150,000   Philippine Long Distance Telephone Co., Note,
             (MTN)
             8.350%, 3/06/2017                                           140,250
   700,000   Philippine Long Distance Telephone Co., Note,
             (MTN)
             10.500%, 4/15/2009                                          794,500
    75,000   Qwest Capital Funding, Inc., Guaranteed Note
             7.000%, 8/03/2009 (c)                                        68,625
 1,890,000   Qwest Capital Funding, Inc., Note
             7.750%, 2/15/2031                                         1,445,850
                                                                     -----------
                                                                       2,667,225
                                                                     -----------
             Total Bonds and Notes (Identified Cost                   42,260,267
             $39,739,081)

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------
Investments as of September 30, 2004

  Shares     Description                                              Value (a)
--------------------------------------------------------------------------------
Preferred Stocks -- 2.9%
             Electric -- 0.8%
     8,000   CMS Energy Trust I Preferred, Convertible,
             7.75%, 7/15/2027                                       $   357,000
                                                                    -----------
             Packaging -- 0.2%
     3,000   Owens-Illinois, Inc. Preferred, Convertible,
             4.75%, 12/31/2049(c)                                       104,550
                                                                    -----------
             Pipelines -- 1.3%
     8,000   Williams Holdings of Delaware Preferred,
             Convertible, 5.50%, 6/01/2033(c)                           566,000
                                                                    -----------
             Technology -- 0.4%
       175   Lucent Technologies Capital Trust I Preferred,
             Convertible, 7.75%, 3/15/2017                              194,294
                                                                    -----------
             Wirelines -- 0.2%
     2,000   Philippine Long Distance Telephone Co. Preferred,
             Sponsored GDR, Convertible, $24.80, 12/31/2049              99,800
                                                                    -----------

             Total Preferred Stocks (Identified Cost $1,172,782)      1,321,644
                                                                    -----------

  Shares
--------------------------------------------------------------------------------
Common Stocks -- 0.2%
             Investment Companies -- 0.2%
     2,175   High Income Opportunity Fund, Inc.                          14,855
     3,835   Morgan Stanley Emerging Markets Debt Fund, Inc.             35,129
     1,000   PIMCO Strategic Global Government Fund, Inc.                11,900
     2,025   Senior High Income Portfolio, Inc.                          12,109
     1,000   Templeton Emerging Markets Income Fund, Inc.(c)             12,900
                                                                    -----------

             Total Common Stocks (Identified Cost $77,646)               86,893
                                                                    -----------

 Principal
  Amount
--------------------------------------------------------------------------------
Short Term Investments -- 17.4%
$1,463,063   Repurchase Agreement with Investors Bank & Trust
             Co. dated 9/30/2004 at 1.27% to be repurchased at
             $1,463,115 on 10/01/2004, collateralized by
             $1,489,377 Federal National Mortgage Association
             Bond, 4.142%, due 12/01/2030 valued at $1,536,226        1,463,063
   820,498   Bank of America, 1.875%, due 10/19/2004(e)                 820,498
   132,420   Bank of Montreal, 1.76%, due 10/25/2004(e)                 132,420
   196,920   Bank of Nova Scotia, 1.75%, due 10/21/2004(e)              196,920
   410,249   Bank of Nova Scotia, 1.76%, due 11/12/2004(e)              410,249
   467,684   BGI Institutional Money Market Fund(e)                     467,684
   410,249   BNP Paribas, 1.80%, due 11/23/2004(e)                      410,249
   246,149   Falcon Asset Securitization Corp, 1.612%, due
             10/01/2004(e)                                              246,149
    82,050   Fortis Bank, 1.69%, due 10/14/2004(e)                       82,050
   245,019   Greyhawk Funding, 1.772%, due 10/19/2004(e)                245,019
   266,133   Merrill Lynch Premier Institutional Fund(e)                266,133
   656,399   Merrimac Cash Fund-Premium Class(e)                        656,399
   656,399   Royal Bank of Canada, 1.78%, due 11/10/2004(e)             656,399
   246,149   Royal Bank of Scotland, 1.60%, due 10/15/2004(e)           246,149
   246,149   Royal Bank of Scotland, 1.65%, due 10/29/2004(e)           246,149
    24,615   Royal Bank of Scotland, 1.67%, due 11/02/2004(e)            24,615
   549,734   Royal Bank of Scotland, 1.88%, due 12/23/2004(e)           549,734
    80,869   Sheffield Receivables Corp, 1.622%,
             due 10/04/2004(e)                                           80,869
   246,149   Sheffield Receivables Corp, 1.773%,
             due 10/20/2004(e)                                          246,149
   164,100   Toronto Dominion Bank, 1.70%, due 11/08/2004(e)            164,100
   246,149   Wells Fargo, 1.60%, due 10/04/2004(e)                      246,149
                                                                    -----------
             Total Short Term Investments (Identified Cost
             $7,857,146)                                              7,857,146
                                                                    -----------
             Total Investments -- 114.0%
             (Identified Cost $48,846,655)(b)                       $51,525,950
             Other assets less liabilities                           (6,309,252)
                                                                    -----------
             Total Net Assets -- 100%                               $45,216,698
                                                                    ===========

       (a)   See Note 2a of Notes to Financial Statements.
       (b)   Federal Tax Information:
             At September 30, 2004, the net unrealized
             appreciation on investments based on cost of
             $48,853,595 for federal income tax purposes was
             as follows:
             Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost                                          $ 3,146,690
             Aggregate gross unrealized depreciation for all
             investments in which there is an excess of
             tax cost over value                                       (474,335)
                                                                    -----------
             Net unrealized appreciation                            $ 2,672,355
                                                                    ===========

             At September 30, 2004, the Fund had a capital loss carryover of approximately $85,140,904 of which $14,939,549 expires on September 30, 2008,
             $43,374,721 expires on September 30, 2009 and $26,826,634 expires on September 30, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

             For the year ended September 30, 2004, the Fund has elected to defer $0 of capital losses and $522 of foreign currency losses attributable to Post-October losses.

             At September 30, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $30,075 in undistributed ordinary income and $0 in undistributed long-term gains.

       (c) All or a portion of this security was on loan to brokers at September 30, 2004.
       (d) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.
       (e) Represents investments of securities lending collateral.
       (f) Illiquid security. At September 30, 2004, the value of these securities amounted to $1,321,016 or 2.9% of net assets.

       FRN   Floating Rate Note
       GDR   Global Depositary Receipt
       MTN   Medium Term Note
    yankee   U.S. dollar denominated security issued by
             a non-U.S. company.
      144A   Securities exempt from registration under Rule 144A of the
             Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,202,330 or 7.1% of net assets.

       BRL   Brazilian Real
       GBP   British Pound
       MXN   Mexican Peso

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
      Loomis Sayles High Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------
Holdings at September 30, 2004 as a Percentage of Net Assets (unaudited)

             Short Term Investments          17.4%
             Electric                         7.3
             Paper                            6.4
             Wirelines                        5.9
             Electronics                      5.7
             Media Cable                      5.4
             Pipelines                        4.5
             Retailers                        4.3
             Food & Beverage                  3.3
             Real Estate Investment Trusts    3.2
             Foreign Local Governments        3.0
             Refining                         3.0
             Transportation Services          2.9
             Metals and Mining                2.8
             Automotive                       2.7
             Pharmaceuticals                  2.6
             Airlines                         2.5
             Supranationals                   2.3
             Packaging                        2.1
             Electric Utilities               2.0
             Information/Data Technology      2.0
             Construction Machinery           2.0
             Other, less than 2% each        20.7

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
              Loomis Sayles Limited Term Government and Agency Fund
                             Schedule of Investments
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount     Description                                            Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 99.3% of Total Net Assets
              Asset-Backed -- 4.8%
$ 2,240,000   Residential Asset Mortgage Products, Inc.,
              Series 2003-RZ5,
              Class A3
              3.800%, 7/25/2030                                     $  2,205,889
  1,376,000   Residential Funding Mortgage Securities II,
              Series 2003-HI4,
              Class AI4
              4.590%, 4/25/2018                                        1,390,678
  1,900,000   Residential Funding Mortgage Securities II,
              Series 2004-HI3,
              Class A3
              3.810%, 12/25/2016                                       1,896,734
    670,000   Residential Funding Mortgage Securities II,
              Series 2004-HI3,
              Class A4
              4.630%, 3/25/2019                                          669,477
                                                                    ------------
                                                                       6,162,778
                                                                    ------------
              Government Agencies -- 13.8%
  2,935,000   Federal Farm Credit Bank
              2.375%, 10/02/2006                                       2,906,275
  6,200,000   Federal Home Loan Bank
              3.625%, 11/14/2008                                       6,226,176
  5,000,000   FHLMC
              5.750%, 4/15/2008                                        5,399,950
  3,000,000   FNMA
              5.500%, 5/02/2006                                        3,131,991
                                                                    ------------
                                                                      17,664,392
                                                                    ------------
              Mortgage Related -- 50.0%
  8,133,609   FHLMC
              4.000%, with various maturities to 2019(c)               7,944,468
    994,554   FHLMC
              4.500%, 5/01/2034                                          959,081
    623,302   FHLMC
              7.000%, 2/01/2016                                          661,130
    118,480   FHLMC
              7.500%, with various maturities to 2026(c)                 126,056
    103,911   FHLMC
              8.000%, with various maturities to 2015(c)                 107,809
      7,625   FHLMC
              10.000%, 7/01/2019                                           8,557
    733,530   FHLMC
              11.500%, with various maturities to 2020(c)                825,693
  8,978,017   FNMA
              4.000%, with various maturities to 2019(c)               8,771,295
  8,132,814   FNMA
              4.500%, with various maturities to 2034(c)               7,846,741
  6,904,241   FNMA
              5.500%, with various maturities to 2033(c)               7,121,218
 14,081,345   FNMA
              6.000%, with various maturities to 2033(c)              14,739,561
  9,289,853   FNMA
              6.500%, with various maturities to 2034(c)               9,764,691
    585,902   FNMA
              7.000%, 12/01/2022                                         631,372
  1,908,154   FNMA
              7.500%, with various maturities to 2032(c)               2,040,238
    279,419   FNMA
              8.000%, with various maturities to 2016(c)                 298,452
    284,180   GNMA
              6.000%, 12/15/2031                                         295,259
  1,341,086   GNMA
              7.000%, with various maturities to 2031(c)               1,431,924
              Mortgage Related -- continued
$    25,106   GNMA
              12.500%, with various maturities to 2015(c)           $     29,016
    268,892   GNMA
              16.000%, with various maturities to 2012(c)                318,103
     92,419   GNMA
              17.000%, with various maturities to 2011(c)                110,763
                                                                    ------------
                                                                      64,031,427
                                                                    ------------
              Treasuries -- 30.7%
  6,100,000   U.S. Treasury Note
              1.625%, 2/28/2006                                        6,037,811
  4,300,000   U.S. Treasury Note
              1.875%, 12/31/2005                                       4,277,997
 10,200,000   U.S. Treasury Note
              2.000%, 8/31/2005(d)                                    10,184,465
  1,290,000   U.S. Treasury Note
              2.250%, 2/15/2007(d)                                     1,276,243
  5,330,000   U.S. Treasury Note
              2.375%, 8/15/2006                                        5,312,928
  2,500,000   U.S. Treasury Note
              3.125%, 10/15/2008                                       2,496,290
  4,250,000   U.S. Treasury Note
              3.375%, 11/15/2008(d)                                    4,280,048
  4,180,000   U.S. Treasury Note
              6.125%, 8/15/2007(d)                                     4,554,729
    750,000   U.S. Treasury Note
              6.625%, 5/15/2007(d)                                       822,392
                                                                    ------------
                                                                      39,242,903
                                                                    ------------
              Total Bonds and Notes (Identified Cost
              $126,604,258)                                          127,101,500
                                                                    ------------

Principal
  Amount
--------------------------------------------------------------------------------
Short Term Investments -- 15.9%
  462,787   Repurchase Agreement with Investors Bank & Trust Co.
            dated 9/30/2004 at 1.27% to be repurchased at $462,803
            on 10/01/2004, collateralized by $488,325 Country
            Wide Home Loan, 2.29% due 5/25/2034 valued at $485,926       462,787
2,556,513   Bank of America, 1.875%, due 10/19/2004(e)                 2,556,513
  412,594   Bank of Montreal, 1.76%, due 10/25/2004(e)                   412,594
  613,563   Bank of Nova Scotia, 1.75%, due 10/21/2004(e)                613,563
1,278,256   Bank of Nova Scotia, 1.76%, due 11/12/2004(e)              1,278,256
1,457,212   BGI Institutional Money Market Fund(e)                     1,457,212
1,278,256   BNP Paribas, 1.80%, due 11/23/2004(e)                      1,278,256
  766,954   Falcon Asset Securitization Corp, 1.612%, due
            10/01/2004(e)                                                766,954
  255,651   Fortis Bank, 1.69%, due 10/14/2004(e)                        255,651
  763,434   Greyhawk Funding, 1.772%, due 10/19/2004(e)                  763,434
  829,218   Merrill Lynch Premier Institutional Fund(e)                  829,218
2,045,210   Merrimac Cash Fund-Premium Class(e)                        2,045,210
2,045,210   Royal Bank of Canada, 1.78%, due 11/10/2004(e)             2,045,210
  766,954   Royal Bank of Scotland, 1.60%, due 10/15/2004(e)             766,954
  766,954   Royal Bank of Scotland, 1.65%, due 10/29/2004(e)             766,954
   76,695   Royal Bank of Scotland, 1.67%, due 11/02/2004(e)              76,695
1,712,864   Royal Bank of Scotland, 1.88%, due 12/23/2004(e)           1,712,864
  251,970   Sheffield Receivables Corp, 1.622%, due 10/04/2004(e)        251,970
  766,954   Sheffield Receivables Corp, 1.773%, due 10/20/2004(e)        766,954
  511,303   Toronto Dominion Bank, 1.70%, due 11/08/2004(e)              511,303
  766,954   Wells Fargo, 1.60%, due 10/04/2004(e)                        766,954
                                                                      ----------
            Total Short Term Investments (Identified Cost
            $20,385,506)                                              20,385,506
                                                                      ----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
             Loomis Sayles Limited Term Government and Agency Fund
                       Schedule of Investments(continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

            Total Investments -- 115.2%
            (Identified Cost $146,989,764)(b)                      $147,487,006
            Other assets less liabilities                           (19,497,762)
                                                                   ------------
            Total Net Assets -- 100%                               $127,989,244
                                                                   ============

      (a)   See Note 2a of Notes to Financial Statements.
      (b)   Federal Tax Information:
            At September 30, 2004, the net unrealized
            appreciation on investments based on cost of
            $147,204,499 for federal income tax purposes was as
            follows:
            Aggregate gross unrealized appreciation for all
            investments  in which there is an excess of value
            over tax cost                                             $ 800,316
            Aggregate gross unrealized depreciation for all
            investments in which there is an excess of tax cost
            over value                                                 (517,809)
                                                                      ---------
            Net unrealized appreciation                               $ 282,507
                                                                      =========

            At September 30, 2004, the Fund had a capital loss carryover of approximately $18,142,649 of which $2,731,339 expires on September 30, 2005, $10,626,315 expires on September 30, 2007,
            $4,165,768 expires on September 30, 2008, $425,323
            expires on September 30, 2011 and $193,904 expires on September 30, 2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

            At September 30, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $42,280 in undistributed ordinary income and $0 in undistributed long-term gains.

            For the year ended September 30, 2004, the Fund has elected to defer $1,140,873 of capital losses attributable to Post-October losses.

      (c) The Fund's investment in mortgage related securities of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.
      (d) All or a portion of this security was on loan to brokers at September 30, 2004.
      (e) Represents investments of securities lending collateral.

    FHLMC   Federal Home Loan Mortgage Corporation
     FNMA   Federal National Mortgage Association
     GNMA   Government National Mortgage Association

Holdings at September 30, 2004 as a Percentage of Net Assets (unaudited)

   Mortgage Related          50.0%
   Treasures                 30.7
   Short Term Investments    15.9
   Government Agencies       13.8
   Asset Backed Securities    4.8

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
                             Schedule of Investments
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount    Description                                              Value (a)
--------------------------------------------------------------------------------
Tax Exempt Obligations -- 97.1% of Total Net Assets
             Broward County, FL, Resource Recovery -- 1.2%
$1,000,000   Wheelabrator South Broward,
             5.000%, 12/01/2007                                     $ 1,070,970
                                                                    -----------
             Highlands County, FL, Health Facilities
                Authority -- 1.2%
 1,000,000   Adventis Health System,
             5.875%, 11/15/2029                                       1,070,410
                                                                    -----------
             Martha's Vineyard, MA -- 1.2%
 1,000,000   Land Bank Revenue,
             5.000%, 5/01/2032, (AMBAC insured)                       1,020,390
                                                                    -----------
             Massachusetts -- 5.8%
 4,000,000   State Refunding Series A,
             6.500%, 11/01/2014, (AMBAC insured)                      4,979,120
                                                                    -----------
             Massachusetts Bay Transportation Authority -- 6.6%
 3,000,000   Assessment Series A,
             5.250%, 7/01/2030                                        3,155,220
 2,500,000   Series A,
             5.000%, 7/01/2032                                        2,540,025
                                                                    -----------
                                                                      5,695,245
                                                                    -----------
             Massachusetts Development Finance Agency -- 15.3%
 2,000,000   Cambridge Street Development Series A,
             5.125%, 2/01/2034, (MBIA insured)                        2,057,000
 1,000,000   Hampshire College,
             5.625%, 10/01/2024                                       1,049,020
 4,000,000   Mount Holyoke College,
             5.250%, 7/01/2031                                        4,167,440
 2,800,000   Refunding Springfield Resource Recovery-A,
             5.625%, 6/01/2019                                        2,933,084
 1,100,000   Visual and Performing Arts,
             6.000%, 8/01/2021                                        1,326,754
 1,500,000   WGBH Educational Foundation Series A,
             5.375%, 1/01/2042, (AMBAC insured)                       1,583,490
                                                                    -----------
                                                                     13,116,788
                                                                    -----------
             Massachusetts Health & Educational
             Facilities Authority -- 34.4%
 1,160,000   Baystate Medical Center Series F,
             5.700%, 7/01/2027                                        1,207,015
 2,000,000   Boston University,
             5.000%, 10/01/2039                                       2,036,900
 2,200,000   Catholic Health East,
             5.500%, 11/15/2032                                       2,234,518
 3,000,000   Dana Farber Series G-1,
             6.250%, 12/01/2022                                       3,209,970
 3,000,000   Harvard Univerity Series N,
             6.250%, 4/01/2020                                        3,758,040
 2,925,000   Nichols College Series C,
             6.000%, 10/01/2017                                       3,039,426
 2,000,000   Partners Healthcare Systems Series B,
             5.250%, 7/01/2029                                        2,039,400
 2,500,000   Partners Healthcare Systems Series C,
             5.750%, 7/01/2021                                        2,734,800
 1,500,000   Tufts University Series I,
             5.250%, 2/15/2030                                        1,558,830
 1,000,000   University of Massachusetts Project Series C,
             5.250%, 10/01/2031, (MBIA insured)                       1,046,560
 2,000,000   University of Massachusetts Series C,
             5.125%, 10/01/2034, (FGIC insured)                       2,061,620
 2,000,000   Wellesley College Series F,
             5.125%, 7/01/2039                                        2,047,120
 1,315,000   Wheaton College Series E,
             5.000%, 7/01/2017                                        1,412,994
 1,030,000   Williams College Series H,
             5.000%, 7/01/2017                                        1,118,240
                                                                    -----------
                                                                     29,505,433
                                                                    -----------
             Massachusetts Housing Finance Agency -- 3.2%
   665,000   Single Family Mortgage Series 21,
             7.125%, 6/01/2025                                          665,884
 2,000,000   Single Family Mortgage Series A,
             4.600%, 12/01/2015                                       2,066,940
                                                                    -----------
                                                                      2,732,824
                                                                    -----------
             Massachusetts Port Authority -- 3.5%
 1,750,000   Delta Air Lines, Inc. Project Series A,
             5.500%, 1/01/2019, (AMBAC insured)                       1,838,218
 1,200,000   Series A,
             5.000%, 7/01/2033, (MBIA insured)                        1,215,384
                                                                    -----------
                                                                      3,053,602
                                                                    -----------
             Massachusetts Water Resources Authority -- 7.1%
 2,000,000   General Series B,
             5.125%, 8/01/2027, (MBIA insured)                        2,078,880
 3,240,000   Series A,
             6.500%, 7/15/2019, (FGIC insured)                        3,999,391
                                                                    -----------
                                                                      6,078,271
                                                                    -----------
             Michigan Hospital Finance Authority -- 1.9%
 1,500,000   Oakwood Obligated Group,
             5.500%, 11/01/2017                                       1,613,430
                                                                    -----------
             New England Education Loan Marketing -- 4.0%
 3,000,000   Student Loan Revenue Bond Sub-Issue H,
             6.900%, 11/01/2009                                       3,399,330
                                                                    -----------
             Puerto Rico Commonwealth Aqueduct & Sewer Authority
                -- 5.1%
 3,000,000   Aqueduct & Sewer Authority,
             6.250%, 7/01/2013                                        3,585,120
   655,000   Aqueduct & Sewer Authority,
             10.250%, 7/01/2009                                         793,120
                                                                    -----------
                                                                      4,378,240
                                                                    -----------
             Puerto Rico Public Finance Corporation -- 3.9%
 3,000,000   Commonwealth Appropriation Series A,
             5.750%, 8/01/2027                                        3,377,160
                                                                    -----------
             University of Massachusetts Building Authority
                -- 2.7%
 2,200,000   SR - Series 1,
             5.250%, 11/01/2028, (AMBAC insured)                      2,305,600
                                                                    -----------
             Total Tax Exempt Obligations
             (Cost $78,778,370)                                      83,396,813
                                                                    -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                Loomis Sayles Massachusetts Tax Free Income Fund
                       Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount    Description                                              Value (a)
--------------------------------------------------------------------------------
Short Term Investment -- 1.5% of Total Net Assets
$1,278,177   Repurchase Agreement with Investors Bank & Trust Co.
             dated 9/30/2004 at 1.27% to be repurchased at
             $1,278,223 on 10/1/2004, collateralized by
             $1,313,528 Federal National Mortgage Association
             Bond, 5.06%, due 4/01/2032 valued at $1,342,086        $ 1,278,177
                                                                    -----------
             Total Short Term Investment
             (Cost $1,278,177)                                        1,278,177
                                                                    -----------
             Total Investments -- 98.6%
             (Identified Cost $80,056,547)(b)                        84,674,990
             Other assets less liabilities                            1,186,102
                                                                    -----------
             Total Net Assets -- 100.0%                             $85,861,092
                                                                    ===========

       (a)   See Note 2a of Notes to Financial Statements.
       (b)   Federal Tax Information:
             At September 30, 2004, the net unrealized
             appreciation on investments based on cost of
             $80,193,029 for federal income tax purposes was as
             follows:
             Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost                                          $ 4,675,533
             Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value                                                (193,572)
                                                                     ----------
             Net unrealized appreciation                             $4,481,961
                                                                     ==========

             At September 30, 2004, the Fund had a capital loss carryover of approximately $2,269,828 of which $1,149,888 expires on September 30, 2007, $116,500 expires on September 30, 2008 and $1,003,440 expires on September 30, 2010.
             These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

             For the year ended September 30, 2004, the Fund has elected to defer $601,844 of capital losses due to post-October losses.

             At September 30, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $127,003 in undistributed ordinary income and $0 in undistributed long-term gains.

     AMBAC   American Municipal Bond Assurance Corp.
      FGIC   Financial Guarantee Insurance Company
      MBIA   Municipal Bond Investors Assurance Corp.

Holdings at September 30, 2004 as a Percentage of Net Assets (unaudited)

College                    17.3%
University                 14.0
Water                      12.2
Financial                   8.2
Hospital                    7.5
Student Loan                4.0
State General Obligation    3.9
Special Assesment           3.7
Pooled Funds                3.4
Hospital System Bonds       3.2
Revenue                     3.1
Mass Transit                3.0
Health                      2.6
Housing - Multifamily       2.4
Airport                     2.1
Other, less than 2% each    8.0

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Loomis Sayles Municipal Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
  Amount     Description                                              Value (a)
--------------------------------------------------------------------------------
Tax Exempt Obligations -- 97.8% of Total Net Assets
             Arizona -- 0.8%
$1,000,000   Maricopa County, AZ, Pollution Control Corp.,
             Public Service Co. of New Mexico,
             4.000%, 1/01/2038                                       $ 1,001,340
                                                                     -----------
             California -- 10.6%
 1,000,000   California Health Facilities Financing Authority,
             Multiple Obligors,
             4.950%, 7/01/2026                                         1,042,670
 2,000,000   California State,
             5.125%, 6/01/2027                                         2,039,740
 1,000,000   California State Economic Recovery,
             5.000%, 7/01/2023                                         1,089,040
 5,000,000   California State Public Works Board, Coalinga
             State Hospital,
             5.000%, 6/01/2010                                         5,442,250
 3,000,000   Sacramento, CA, Power Authority,
             6.000%, 7/01/2022                                         3,165,000
                                                                     -----------
                                                                      12,778,700
                                                                     -----------
             Colorado -- 1.8%
 2,000,000   Denver, CO, City & County Airport,
             5.250%, 11/15/2023, (MBIA insured)                        2,112,300
                                                                     -----------
             District of Columbia -- 4.1%
 1,700,000   District of Columbia,
             5.500%, 6/01/2014                                         1,880,336
 3,000,000   Metropolitan Washington D.C. Airports Authority,
             5.125%, 10/01/2029, (FGIC insured)                        3,053,580
                                                                     -----------
                                                                       4,933,916
                                                                     -----------
             Florida -- 7.5%
 1,000,000   Broward County, FL, Resource Recovery,
             Wheelabrator South Broward,
             5.000%, 12/01/2007                                        1,070,970
 1,750,000   Coral Gables, FL, Health Facilities Authority,
             Multiple Obligors,
             5.000%, 8/15/2034                                         1,898,102
 3,000,000   Escambia County, FL, Pollution Control,
             6.900%, 8/01/2022                                         3,077,700
 3,000,000   Highlands County, FL, Health Facilities
             Authority, Multiple Obligors,
             5.375%, 11/15/2035                                        3,033,780
                                                                     -----------
                                                                       9,080,552
                                                                     -----------
             Illinois -- 6.5%
 1,000,000   Chicago, IL, Skyway Toll Bridge,
             5.375%, 1/01/2011                                         1,083,850
 2,000,000   Illinois Educational Facilities Authority,
             University of Chicago,
             5.000%, 7/01/2033                                         2,027,060
 1,500,000   Illinois State,
             5.400%, 12/01/2020, (MBIA insured)                        1,645,065
 3,000,000   Metropolitan Pier & Exposition Authority, IL,
             5.250%, 6/15/2042, (MBIA insured)                         3,114,870
                                                                     -----------
                                                                       7,870,845
                                                                     -----------
             Indiana -- 3.5%
   320,000   Indiana Transportation Finance Authority,
             5.750%, 12/01/2025                                          363,184
 1,680,000   Indiana Transportation Finance Authority,
             5.750%, 12/01/2025                                        1,782,026
 2,000,000   Indianapolis, IN, Local Public Improvement Bond
             Bank,
             5.250%, 7/01/2033, (MBIA insured)                         2,075,920
                                                                     -----------
                                                                       4,221,130
                                                                     -----------
             Massachusetts -- 0.6%
   765,000   Massachusetts State Housing Finance Agency,
             6.600%, 12/01/2026                                          781,409
                                                                     -----------
             Michigan-- 6.2%
$1,000,000   Michigan State Comprehensive Transportation,
             5.250%, 5/15/2022                                       $ 1,072,570
 2,850,000   Michigan State Hospital Finance Authority, Henry
             Ford Health System,
             5.500%, 3/01/2014                                         3,089,628
 1,100,000   Michigan State Hospital Finance Authority,
             Oakwood Obligated Group,
             5.500%, 11/01/2014                                        1,197,747
 2,000,000   University of Michigan,
             5.250%, 12/01/2020                                        2,094,660
                                                                     -----------
                                                                       7,454,605
                                                                     -----------
             Minnesota -- 1.7%
 2,000,000   Minnesota State Municipal Power Agency,
             5.250%, 10/01/2024                                        2,105,580
                                                                     -----------
             Mississippi -- 4.4%
 2,000,000   Lowndes County, MS, Solid Waste Disposal &
             Pollution Control,
             6.700%, 4/01/2022                                         2,349,500
 2,500,000   Lowndes County, MS, Solid Waste Disposal &
             Pollution Control,
             6.800%, 4/01/2022                                         2,965,450
                                                                     -----------
                                                                       5,314,950
                                                                     -----------
             New Jersey -- 0.8%
 1,000,000   New Jersey Health Care Facilities Financing
             Authority,
             Catholic Health East,
             5.375%, 11/15/2033                                        1,022,110
                                                                     -----------
             New York-- 13.4%
 3,000,000   New York State Dormitory Authority,
             5.500%, 5/15/2013                                         3,414,960
 2,740,000   New York State Dormitory Authority,
             5.750%, 7/01/2013                                         3,163,631
 3,000,000   New York State Municipal Bond Bank Agency,
             5.250%, 6/01/2020                                         3,224,940
 2,000,000   New York, NY,
             4.250%, 5/15/2019                                         2,040,200
 2,000,000   New York, NY,
             6.000%, 1/15/2020                                         2,282,940
 1,000,000   Port Authority, NY/NJ,
             7.000%, 10/01/2007                                        1,036,840
 1,000,000   Triborough Bridge & Tunnel Authority,
             5.000%, 1/01/2032                                         1,012,620
                                                                     -----------
                                                                      16,176,131
                                                                     -----------
             North Carolina -- 1.2%
 1,300,000   North Carolina Eastern Municipal Power Agency,
             5.500%, 1/01/2012                                         1,427,517
                                                                     -----------
             Oregon -- 5.0%
 1,750,000   Multnomah County, OR, Hospital Facilities
             Authority,
             Providence Health System,
             5.250%, 10/01/2012                                        1,941,608
 4,000,000   Western Generation Agency(c)
             7.400%, 1/01/2016                                         4,110,560
                                                                     -----------
                                                                       6,052,168
                                                                     -----------
             Pennsylvania -- 9.7%
 3,000,000   Pennsylvania Economic Development Financing
             Authority,
             6.600%, 1/01/2019                                         3,035,790
 3,000,000   Pennsylvania Economic Development Financing
             Authority, Sun Co., Inc.,
             7.600%, 12/01/2024                                        3,084,240
 5,000,000   Pennsylvania State Industrial Development
             Authority,
             5.500%, 7/01/2019, (AMBAC insured)                        5,596,100
                                                                     -----------
                                                                      11,716,130
                                                                     -----------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Municipal Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

Tax Exempt Obligations -- (continued)

Principal
  Amount     Description                                              Value (a)
--------------------------------------------------------------------------------
             Puerto Rico-- 2.8%
$1,000,000   Puerto Rico Commonwealth Infrastructure
             Financing Authority,
             5.500%, 10/01/2040                                    $  1,078,050
 2,000,000   Puerto Rico Public Finance Corp.,
             5.750%, 8/01/2027                                        2,251,440
                                                                   ------------
                                                                      3,329,490
                                                                   ------------
             South Carolina-- 2.6%
 3,000,000   Greenville County, SC, School District,
             5.500%, 12/01/2028                                       3,156,780
                                                                   ------------
             South Dakota -- 1.0%
 1,250,000   South Dakota Health & Educational Facilities
             Authority,
             Sioux Valley Hospital,
             5.250%, 11/01/2027                                       1,259,088
                                                                   ------------
             Tennessee -- 2.1%
 2,500,000   Maury County, TN, Industrial Development Board,
             Saturn Corp./General Motors Corp.,
             6.500%, 9/01/2024                                        2,568,425
                                                                   ------------
             Texas -- 9.6%
 4,000,000   Dallas-Fort Worth, TX, International Airport,
             5.500%, 11/01/2033                                       4,198,840
 1,975,000   El Paso, TX,
             5.875%, 8/15/2017                                        2,157,885
 1,000,000   Houston, TX, Water & Sewer System,
             5.250%, 12/01/2010, (FGIC insured)                       1,127,960
 1,000,000   Katy, TX, Independent School District,
             5.125%, 2/15/2020                                        1,061,960
 3,000,000   Lewisville, TX, Independent School District,
             5.250%, 8/15/2027                                        3,101,490
                                                                   ------------
                                                                     11,648,135
                                                                   ------------
             Washington -- 1.9%
 2,000,000   Energy Northwest, WA, Electric, Project No. 1,
             5.500%, 7/01/2014                                        2,289,520
                                                                   ------------
             Total Tax Exempt Obligations
             (Identified Cost $112,769,531)                         118,300,821
                                                                   ------------

Short Term Investment -- 0.8% of Total Net Assets
   954,346   Repurchase Agreement with Investors Bank & Trust Co.
             dated 9/30/2004 at 1.27% to be repurchased at
             $954,379 on 10/1/2004, collateralized by $981,122
             Federal Home Loan Mortagage Bond, 5.52%, due on
             8/1/2032 valued at 1,002,063                               954,346
                                                                   ------------
             Total Short Term Investment
             (Cost $954,346)                                            954,346
                                                                   ------------

             Total Investments -- 98.6%
             (Identified Cost $113,723,877)(b)                      119,255,167
             Other assets less liabilities                            1,633,326
                                                                   -------------
             Total Net Assets-- 100.0%                             $120,888,493
                                                                   ============

       (a)   See Note 2a of Notes to Financial Statements.
       (b)   Federal Tax Information:

             At September 30, 2004, the net unrealized
             appreciation on investments based on cost of
             $114,084,613 for federal income tax purposes was as
             follows:
             Aggregate gross unrealized appreciation for all
             investments in which there is an excess of value
             over tax cost                                         $  5,231,670
             Aggregate gross unrealized depreciation for all
             investments in which there is an excess of tax cost
             over value                                                 (61,116)
                                                                   ------------
             Net unrealized appreciation                           $  5,170,554
                                                                   ============

       (c) Illiquid security. At September 30, 2004, the value of these securities amounted to $4,110,560 or 3.4% of net assets.

             At September 30, 2004, the Fund had a capital loss carryover of approximately $1,839,271 of which $1,700,392 expires on September 30, 2007 and $138,879 expires on September 30, 2012. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

             At September 30, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $355,327 in undistributed ordinary income and $0 in undistributed long-term gains.

             For the year ended September 30, 2004, the Fund has elected to defer $57,748 of capital losses due to post-October losses.

     AMBAC   American Municipal Bond Assurance Corp.
      FGIC   Financial Guarantee Insurance Company
      MBIA   Municipal Bond Investors Assurance Corp.

Holdings By Revenue Source at September 30, 2004 (unaudited)

                           % of Net Assets
                           ---------------
University                       8.9%
Solid Waste Disposal             6.9
Improvement                      6.1
Insured                          6.0
Various Purpose                  5.8
Electric                         5.6
Pooled Funds                     4.7
Financial                        4.6
State Lease                      4.5
Revenue                          4.4
Hospital                         3.5
Paper/Forest Products            3.4
City and Town                    3.3
Municipal Bond Bank              2.7
Water                            2.6
Public Power/Utility             2.6
Development                      2.6
Hospital System Bonds            2.6
Mining                           2.5
Other, less than 2% each        15.3

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
         Loomis Sayles Strategic Income Fund -- Schedule of Investments
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
  Amount      Description                                            Value (a)
--------------------------------------------------------------------------------
Bonds and Notes -- 84.0% of Total Net Assets
              Convertible Bonds -- 4.2%
              Canada -- 1.0%
$ 5,750,000   Nortel Networks Corp., Guaranteed Senior Note
              4.250%, 9/01/2008(c)                                  $  5,548,750
  1,500,000   Rogers Communications, Inc., Note
              2.000%, 11/26/2005                                       1,441,875
    433,000   TELUS Corp., Note
              6.750%, 6/15/2010, (CAD)                                   358,376
                                                                    ------------
                                                                       7,349,001
                                                                    ------------
              United Kingdom -- 1.3%
  3,575,000   Colt Telecom Group PLC, Note
              2.000%, 12/16/2006, (EUR)                                5,185,545
  3,270,000   Colt Telecom Group PLC, Note
              2.000%, 4/03/2007, (EUR)                                 4,753,298
                                                                    ------------
                                                                       9,938,843
                                                                    ------------
              United States -- 1.9%
  1,819,000   Amkor Technology, Inc., Note
              5.000%, 3/15/2007(c)                                     1,518,865
    200,000   Builders Transportation, Inc., Subordinated Note
              6.500%, 5/01/2011(d)(e)(f)(g)(h)                                20
  1,000,000   Builders Transportation, Inc., Subordinated Note
              8.000%, 8/15/2005(d)(e)(f)(g)(h)                               100
    400,000   Corning, Inc., Senior Note
              3.500%, 11/01/2008                                         470,000
    194,000   Dixie Group, Inc., Subordinated Note
              7.000%, 5/15/2012                                          173,145
  2,400,000   Inhale Therapeutic Systems, Inc.,
              Subordinated Note
              3.500%, 10/17/2007                                       2,241,000
    745,000   Kulicke & Soffa Industries, Inc.,
              Subordinated Note, Convertible
              0.500%, 11/30/2008(c)                                      523,362
  2,822,000   Maxtor Corp., Subordinated Note
              5.750%, 3/01/2012(h)                                     2,483,360
    625,000   Nextel Communications, Inc., Senior Note
              5.250%, 1/15/2010(c)                                       622,656
    500,000   Preston Corp., Subordinated Note
              7.000%, 5/01/2011                                          450,000
    355,000   Richardson Electronics, Ltd., Subordinated Note
              7.250%, 12/15/2006                                         355,000
  4,750,000   Vertex Pharmaceuticals, Inc., Note, 144A
              5.750%, 2/15/2011                                        4,993,437
                                                                    ------------
                                                                      13,830,945
                                                                    ------------
              Total Convertible Bonds
              (Identified Cost $26,937,128)                           31,118,789
                                                                    ------------
              Non-Convertible Bonds -- 79.8%
              Argentina -- 0.4%
  3,500,000   Argentine Republic
              8.875%, 3/01/2029(g)                                       797,825
  2,405,000   Pecom Energia SA, Note, 144A
              8.125%, 7/15/2010                                        2,398,987
                                                                    ------------
                                                                       3,196,812
                                                                    ------------
              Brazil -- 2.2%
    134,867   Republic of Brazil
              8.000%, 4/15/2014                                          133,357
  5,055,000   Republic of Brazil
              8.250%, 1/20/2034                                        4,506,532
  6,000,000   Republic of Brazil
              8.875%, 4/15/2024                                        5,748,000
$ 5,808,000   Republic of Brazil
              10.125%, 5/15/2027                                    $  6,156,480
                                                                    ------------
                                                                      16,544,369
                                                                    ------------
              Canada -- 15.7%
  2,000,000   Calpine Canada Energy Finance ULC, Note
              8.750%, 10/15/2007, (CAD)                                1,108,823
 14,000,000   Canadian Government
              4.250%, 9/01/2008, (CAD)                                11,269,856
  7,210,000   Canadian Government
              4.500%, 9/01/2007, (CAD)                                 5,862,279
 13,540,000   Canadian Government
              6.000%, 9/01/2005, (CAD)                                11,027,711
 18,000,000   Canadian Government
              6.000%, 6/01/2008, (CAD)                                15,351,180
  3,550,000   Nortel Networks Corp., Note
              6.875%, 9/01/2023(c)                                     3,248,250
  5,990,000   Province of British Columbia
              5.250%, 12/01/2006, (CAD)                                4,929,818
  4,240,000   Province of British Columbia
              6.000%, 6/09/2008, (CAD)                                 3,603,631
 13,000,000   Province of Manitoba
              4.450%, 12/01/2008, (CAD)                               10,468,676
  6,685,000   Province of Manitoba
              5.750%, 6/02/2008, (CAD)                                 5,635,128
  1,525,000   Province of Ontario
              3.500%, 9/08/2006, (CAD)                                 1,212,874
 17,000,000   Province of Ontario
              5.700%, 12/01/2008, (CAD)                               14,319,262
  6,240,000   Province of Ontario
              5.900%, 3/08/2006, (CAD)                                 5,131,963
  2,525,000   Rogers Wireless Communications, Inc., Senior
              Secured Note
              6.375%, 3/01/2014                                        2,323,000
  8,500,000   Saskatchewan Province
              Zero Coupon, 4/10/2014, (CAD)                            4,146,729
 18,470,000   Saskatchewan Province
              5.500%, 6/02/2008, (CAD)                                15,444,963
    850,000   Tembec Industries, Inc., Senior Note
              7.750%, 3/15/2012                                          854,250
                                                                    ------------
                                                                     115,938,393
                                                                    ------------
              Cayman Islands -- 0.7%
  1,000,000   Enersis SA, Cayman Island, Note, (yankee)
              7.400%, 12/01/2016                                       1,047,358
  3,905,000   Vale Overseas, Ltd., Note
              8.250%, 1/17/2034                                        3,797,612
                                                                    ------------
                                                                       4,844,970
                                                                    ------------
              Chile -- 1.6%
  4,875,000   Empresa Nacional de Electricidad SA, Chile, Note
              7.875%, 2/01/2027                                        4,969,165
    250,000   Empresa Nacional de Electricidad SA, Chile, Note
              8.350%, 8/01/2013                                          279,064
  1,700,000   Empresa Nacional de Electricidad SA, Chile, Note
              8.625%, 8/01/2015                                        1,943,280
  4,525,000   Enersis SA, Chile, Note
              7.375%, 1/15/2014                                        4,742,720
                                                                    ------------
                                                                      11,934,229
                                                                    ------------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount      Description                                            Value (a)
--------------------------------------------------------------------------------
               Dominican Republic -- 0.4%
$  3,390,000   Dominican Republic, 144A
               9.040%, 1/23/2013                                     $ 2,627,250
                                                                     -----------
               Hong Kong -- 0.7%
   4,505,000   Bangkok Bank Public Co., Hong Kong, Note, 144A
               9.025%, 3/15/2029                                       5,043,780
                                                                     -----------
               Malaysia -- 0.8%
   5,200,000   Tenaga Nasional Berhad, Note, 144A
               7.500%, 11/01/2025                                      5,842,746
                                                                     -----------
               Mexico -- 4.7%
   3,905,000   Grupo Transportacion Ferroviaria Mexicana SA de
               CV,
               Senior Note, (yankee)
               0/11.750%, 6/15/2009(i)                                 3,944,050
   4,350,000   Petroleos Mexicanos, Global Guaranteed Note,
               (yankee)
               9.500%, 9/15/2027                                       5,298,300
   3,000,000   Petroleos Mexicanos, Note, 144A, (MTN), (FRN),
               (yankee)
               8.625%, 12/01/2023                                      3,390,000
 269,200,000   United Mexican States
               9.000%, 12/20/2012, (MXN)                              22,347,430
                                                                     -----------
                                                                      34,979,780
                                                                     -----------
               Norway -- 0.7%
  10,000,000   Kingdom of Norway
               5.500%, 5/15/2009, (NOK)                                1,610,457
  22,740,000   Kingdom of Norway
               6.750%, 1/15/2007, (NOK)                                3,682,468
                                                                     -----------
                                                                       5,292,925
                                                                     -----------
               Philippines -- 1.1%
   3,100,000   Bangko Sentral Ng Pilipinas, Note, (yankee)
               8.600%, 6/15/2027                                       2,666,000
   3,700,000   Philippine Long Distance Telephone Co., Note, (MTN)
               8.350%, 3/06/2017                                       3,459,500
   1,914,188   Quezon Power (Philippines) Ltd., Senior Secured
               Note, (yankee)
               8.860%, 6/15/2017                                       1,722,769
                                                                     -----------
                                                                       7,848,269
                                                                     -----------
               Republic of Korea -- 0.0%
     300,000   Samsung Electronics Co., Ltd., 144A
               7.700%, 10/01/2027                                        336,415
                                                                     -----------
               Singapore -- 0.1%
   1,050,000   SP PowerAssets, Ltd., Series E, Note, (MTN)
               3.730%, 10/22/2010, (SGD)                                 647,015
                                                                     -----------
               South Africa -- 0.3%
  11,405,000   Republic of South Africa
               12.500%, 12/21/2006, (ZAR)                              1,897,325
                                                                     -----------
               Supranational -- 3.6%
  80,000,000   Inter-American Development Bank, Series E,
               Note, (MTN)
               Zero Coupon, 5/11/2009, (BRL)(h)                       13,917,540
  22,300,000   International Bank for Reconstruction &
               Development, Note, (MTN)
               Zero Coupon, 8/20/2007, (NZD)                          12,530,061
                                                                     -----------
                                                                      26,447,601
                                                                     -----------
               Sweden -- 2.7%
 132,265,000   Kingdom of Sweden
               6.500%, 5/05/2008, (SEK)                               19,984,039
                                                                     -----------
               United Kingdom -- 0.9%
     500,000   NTL CABLE PLC, Note, 144A
               8.750%, 4/15/2014(c)                                      541,250
   3,605,000   NTL CABLE PLC, Note, 144A
               9.750%, 4/15/2014, (GBP)                                6,493,680
                                                                     -----------
                                                                       7,034,930
                                                                     -----------
               United States -- 39.1%
$  5,565,000   AES Corp. (The), Note
               8.375%, 3/01/2011, (GBP)                              $10,175,344
   4,020,000   AES Corp. (The), Senior Note
               7.750%, 3/01/2014                                       4,150,650
   1,875,000   AES Corp. (The), Senior Subordinated Note
               8.875%, 11/01/2027                                      1,802,344
   6,540,000   AK Steel Corp., Guaranteed Senior Note
               7.750%, 6/15/2012(c)                                    6,392,850
   1,750,000   Altria Group, Inc., Note
               7.000%, 11/04/2013                                      1,825,885
     750,000   American Airlines, Inc., Series 1999-1,
               Class A2
               7.024%, 10/15/2009                                        737,007
   9,853,000   American President Cos., Ltd., Senior Note
               8.000%, 1/15/2024                                      10,148,590
   1,000,000   Amkor Technology, Inc., Senior Note
               7.125%, 3/15/2011                                         820,000
     475,000   Amkor Technology, Inc., Senior Note
               7.750%, 5/15/2013(c)                                      389,500
     500,000   Amkor Technology, Inc., Senior
               Subordinated Note
               10.500%, 5/01/2009(c)                                     425,000
   8,000,000   ASIF Global Financing, Note, 144A
               2.380%, 2/26/2009, (SGD)                                4,704,234
     788,702   Atlas Air Inc.
               9.057%, 1/02/2014                                         589,271
   7,063,273   Atlas Air, Inc., Series 1998-1, Class 1A
               7.380%, 1/02/2018                                       6,649,436
   9,258,941   Atlas Air, Inc., Series 1998-1, Class 1B
               7.680%, 1/02/2014                                       6,624,680
   4,036,395   Atlas Air, Inc., Series 1999-1, Class A1
               7.200%, 1/02/2019                                       3,796,406
     499,597   Atlas Air, Inc., Series 1999-1, Class A2
               6.880%, 7/02/2009                                         466,327
   3,456,920   Atlas Air, Inc., Series 1999-1, Class B
               7.630%, 1/02/2015                                       2,453,152
     866,194   Atlas Air, Inc., Series 2000-1, Class A
               8.707%, 1/02/2019                                         852,378
     800,000   Bausch & Lomb, Inc., Note
               7.125%, 8/01/2028                                         845,901
     500,000   Boise Cascade Corp., Note, (MTN)
               7.450%, 8/10/2011                                         574,774
   6,964,000   Borden Chemical, Inc., Note
               7.875%, 2/15/2023                                       5,640,840
   1,850,000   Borden Chemical, Inc., Note
               9.200%, 3/15/2021                                       1,711,250
   2,099,000   Borden, Inc., Note
               8.375%, 4/15/2016                                       1,857,615
     500,000   Bowater, Inc., Note
               6.500%, 6/15/2013(c)                                      485,149
   1,155,000   Calpine Corp., Senior Note
               7.750%, 4/15/2009(c)                                      739,200
     900,000   Calpine Corp., Senior Note
               7.875%, 4/01/2008(c)                                      607,500
     900,000   Calpine Corp., Senior Note
               8.500%, 2/15/2011(c)                                      576,000
   2,075,000   Calpine Corp., Senior Secured Note, 144A
               8.750%, 7/15/2013(c)                                    1,566,625
  10,660,000   Charter Communications Holdings, Inc.,
               Senior Note
               9.625%, 11/15/2009                                      8,394,750

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
  Amount      Description                                             Value (a)
--------------------------------------------------------------------------------
              United States -- continued
$   400,000   Charter Communications Holdings, Inc.,
              Senior Note
              10.000%, 4/01/2009                                     $   324,000
  1,725,000   Charter Communications Holdings, Inc.,
              Senior Note
              10.000%, 5/15/2011                                       1,328,250
  5,350,000   Coastal Corp., Note
              6.950%, 6/01/2028                                        4,306,750
  3,320,000   Columbia/HCA Healthcare Corp., Note
              7.050%, 12/01/2027                                       3,227,462
    500,000   Columbia/HCA Healthcare Corp., Note
              7.500%, 12/15/2023                                         512,767
    500,000   Columbia/HCA Healthcare Corp., Note, (MTN)
              7.580%, 9/15/2025                                          521,465
    250,000   Continental Airlines, Inc., Senior Note
              8.000%, 12/15/2005(c)                                      228,750
  1,239,119   Continental Airlines, Inc., Series 1997-4,
              Class 4A
              6.900%, 1/02/2018                                        1,193,073
  2,348,414   Continental Airlines, Inc., Series 1997-4,
              Class 4B
              6.900%, 1/02/2017                                        1,871,236
    774,448   Continental Airlines, Inc., Series 1998-1,
              Class 1B
              6.748%, 3/15/2017                                          595,714
  1,686,375   Continental Airlines, Inc., Series 1999-1,
              Class A
              6.545%, 2/02/2019                                        1,627,495
    459,958   Continental Airlines, Inc., Series 1999-1,
              Class C
              6.954%, 8/02/2009                                          350,025
  2,056,686   Continental Airlines, Inc., Series 1999-2,
              Class B
              7.566%, 3/15/2020                                        1,590,634
    598,749   Continental Airlines, Inc., Series 2001-1,
              Class A1
              6.703%, 6/15/2021                                          557,988
    341,694   Continental Airlines, Inc., Series 2001-1,
              Class B
              7.373%, 12/15/2015                                         268,008
  6,225,000   Corning, Inc., Note
              5.900%, 3/15/2014                                        6,084,483
  6,220,000   Corning, Inc., Note
              6.200%, 3/15/2016                                        6,110,466
    650,000   Corning, Inc., Note
              6.750%, 9/15/2013                                          677,446
  1,000,000   Corning, Inc., Note
              6.850%, 3/01/2029                                          928,553
    350,000   Corning, Inc., Note, (MTN)
              8.300%, 4/04/2025                                          364,648
    400,000   CSC Holdings, Inc., Senior Note
              7.875%, 2/15/2018                                          413,000
    250,000   CSC Holdings, Inc., Series B, Senior Note
              8.125%, 7/15/2009                                          265,625
    250,000   CSC Holdings, Inc., Series B, Senior Note
              8.125%, 8/15/2009                                          265,625
  2,145,000   Cummins, Inc., Note
              7.125%, 3/01/2028                                        2,145,000
    145,000   Dana Corp., Note
              9.000%, 8/15/2011, (EUR)                                   216,178
  7,285,000   Dillard's Department Stores, Inc., Note
              6.625%, 1/15/2018                                        6,957,175
    425,000   Dillard's Department Stores, Inc., Note
              7.875%, 1/01/2023                                          431,375
    850,000   Dillard's, Inc., Note
              7.000%, 12/01/2028                                         799,000
  1,600,000   Dillard's, Inc., Note
              7.130%, 8/01/2018                                        1,580,000
  1,500,000   Dillard's, Inc., Note
              7.750%, 7/15/2026                                        1,485,000
$ 3,705,000   Edison Mission Energy Corp., Senior Note
              7.730%, 6/15/2009                                      $ 3,890,250
    840,000   EL Paso Corp., Note
              5.750%, 3/14/2006, (EUR)                                 1,034,223
    900,000   EL Paso Corp., Note
              7.000%, 5/15/2011(c)                                       868,500
    750,000   EL Paso Corp., Senior Note, (MTN)
              7.800%, 8/01/2031                                          658,125
    400,000   EL Paso Energy Corp., Note, (MTN), (FRN)
              7.750%, 1/15/2032(c)                                       349,000
  4,000,000   FHLMC
              3.220%, 6/20/2007, (SGD)                                 2,447,440
  7,000,000   FHLMC
              4.625%, 2/15/2007, (EUR)                                 9,046,490
  1,000,000   First Industrial, LP, Note
              7.600%, 7/15/2028                                        1,108,228
 34,000,000   FNMA
              Zero coupon, 10/29/2007, (NZD)                          18,759,886
 28,200,000   FNMA
              2.290%, 2/19/2009, (SGD)                                16,531,655
  6,500,000   FNMA
              2.375%, 2/15/2007(c)                                     6,414,778
    150,000   Ford Motor Co., Note
              6.625%, 10/01/2028                                         135,797
    125,000   Ford Motor Credit Co., Note
              7.250%, 2/22/2005, (GBP)                                   227,629
    500,000   General Electric Capital Corp., Series E,
              Note, (MTN)
              1.725%, 6/27/2008, (SGD)                                   288,726
    950,000   Georgia-Pacific Corp., Note
              7.250%, 6/01/2028                                          983,250
  3,200,000   Georgia-Pacific Corp., Note
              7.375%, 12/01/2025                                       3,408,000
  3,775,000   Georgia-Pacific Corp., Note
              7.750%, 11/15/2029                                       4,058,125
    100,000   Great Lakes Dredge & Dock Corp., Senior
              Subordinated Note
              7.750%, 12/15/2013                                          86,500
    250,000   Hasbro, Inc., Note
              6.600%, 7/15/2028                                          251,250
  1,000,000   HCA, Inc., Senior Note
              5.750%, 3/15/2014                                          991,353
  3,140,000   IMC Global, Inc., Note
              7.300%, 1/15/2028                                        3,171,400
  1,880,000   IMC Global, Inc., Note
              7.375%, 8/01/2018                                        1,974,000
    640,000   JC Penney Co., Inc., Note
              7.125%, 11/15/2023                                         676,800
    900,000   JC Penney Co., Inc., Note
              7.650%, 8/15/2016                                        1,021,500
    350,000   JC Penney Co., Inc., Note
              7.950%, 4/01/2017                                          404,250
    250,000   JC Penney Co., Inc., Note, (MTN), (FRN)
              6.875%, 10/15/2015                                         266,250
 11,285,000   Lucent Technologies, Inc., Note
              6.450%, 3/15/2029                                        9,140,850
  1,250,000   McDonald's Corp., Series E, Note, (MTN)
              3.6275%, 10/10/2010, (SGD)                                 757,207
    881,000   Missouri Pacific Railroad Co., Note
              5.000%, 1/01/2045                                          636,522
  1,485,000

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount     Description                                            Value (a)
--------------------------------------------------------------------------------
              United States -- continued
$   125,000   Motorola, Inc., Note
              6.500%, 11/15/2028                                    $    129,794
  3,175,000   Northern Telecom Capital Corp., Note
              7.875%, 6/15/2026                                        3,063,875
  4,840,000   Owens-Illinois, Inc., Senior Note
              7.800%, 5/15/2018                                        4,694,800
  2,000,000   Pharma Services Intermediate Holding Corp.,
              Senior Note, 144A
              0/11.500%, 4/01/2014(i)                                  1,260,000
    310,000   Phillips-Van Heusen Corp., Note
              7.750%, 11/15/2023                                         310,000
    250,000   Pioneer Natural Resources Co., Senior Note
              7.200%, 1/15/2028                                          281,558
  1,900,000   Qwest Capital Funding, Inc., Guaranteed Note
              7.000%, 8/03/2009(c)                                     1,738,500
  2,420,000   Qwest Capital Funding, Inc., Guaranteed Note
              7.625%, 8/03/2021                                        1,893,650
    600,000   Qwest Capital Funding, Inc., Note
              6.500%, 11/15/2018                                         438,000
    825,000   Qwest Capital Funding, Inc., Note
              7.250%, 2/15/2011(c)                                       736,313
  1,700,000   Qwest Capital Funding, Inc., Note
              7.750%, 2/15/2031                                        1,300,500
    250,000   Qwest Capital Funding, Inc., Note
              7.900%, 8/15/2010(c)                                       230,625
    350,000   Qwest Corp., Note
              7.250%, 9/15/2025                                          315,000
    229,302   Salton SEA Funding Corp., Series C, Senior
              Secured Note
              7.840%, 5/30/2010                                          243,982
    750,000   Southern Natural Gas Co., Note
              7.350%, 2/15/2031                                          740,625
    250,000   Sprint Capital Corp., Note
              6.875%, 11/15/2028                                         262,223
  2,600,000   Tennessee Gas Pipeline Co., Note
              7.000%, 10/15/2028                                       2,470,000
    650,000   Tennessee Gas Pipeline Co., Note
              7.500%, 4/01/2017                                          674,375
    496,687   Tiverton Power Associates, LP, Note, 144A
              9.000%, 7/15/2018                                          362,582
  5,000,000   U.S. Treasury Note
              1.625%, 2/28/2006                                        4,949,025
 18,250,000   U.S. West Capital Funding, Inc., Note
              6.875%, 7/15/2028(c)                                    13,094,375
    245,000   United Rentals North America, Inc., Senior
              Subordinated Note
              7.000%, 2/15/2014(c)                                       217,438
    600,000   Williams Cos., Inc., Note
              7.875%, 9/01/2021                                          666,000
    965,000   Williams Cos., Inc., Senior Note
              7.750%, 6/15/2031                                          979,475
  8,600,000   Williams Cos., Inc., Series A, Note
              7.500%, 1/15/2031                                        8,643,000
  1,000,000   Woolworth Corp., Note
              8.500%, 1/15/2022                                        1,065,000
 13,550,000   Xerox Capital Trust I, Guaranteed Note
              8.000%, 2/01/2027                                       13,346,750
  1,730,000   Xerox Corp., Note, (MTN)
              7.200%, 4/01/2016                                        1,768,925
                                                                    ------------
                                                                     288,694,223
                                                                    ------------
              Uruguay -- 0.4%
  1,600,000   Republic of Uruguay
              7.500%, 3/15/2015                                        1,416,000
$ 2,248,066   Republic of Uruguay
              7.875%, 1/15/2033                                     $  1,809,693
                                                                    ------------
                                                                       3,225,693
                                                                    ------------
              Venezuela -- 3.7%
 16,235,000   Cerro Negro Finance, Ltd., Note, 144A
              7.900%, 12/01/2020                                      15,829,125
  8,155,000   Petrozuata Finance, Inc., Note, Series B,
              144A
              8.220%, 4/01/2017                                        8,032,675
  3,640,000   Republic of Venezuela
              9.250%, 9/15/2027                                        3,587,220
                                                                    ------------
                                                                      27,449,020
                                                                    ------------
              Total Non-Convertible Bonds
              (Identified Cost $552,197,319)                         589,809,784
                                                                    ------------
              Total Bonds and Notes
              (Identified Cost $579,134,447)                         620,928,573
                                                                    ------------

Shares
--------------------------------------------------------------------------------
Preferred Stocks -- 4.2% of Total Net Assets
              Philippines -- 1.1%
    156,314   Philippine Long Distance Telephone Co.,
              Sponsored GDR,
              Convertible, $24.80, 12/31/2049                          7,800,069
                                                                    ------------
              United States -- 3.1%
     10,000   Chesapeake Energy Corp., Convertible                       801,250
     51,500   Cummins Capital Trust I, Convertible(c)                  4,190,812
     10,000   El Paso Tennessee Pipeline Co. Class A                     455,625
     24,550   Host Marriott Finance Trust (REIT),                      1,288,875
              Convertible
      3,300   La Quinta Corp.                                             83,655
      7,400   Lucent Technologies Capital Trust I,
              Convertible, 7.75%,
              3/15/2017                                                8,215,850
     15,000   Newell Financial Trust I, Convertible                      652,500
    147,550   Owens-Illinois, Inc., Convertible, 4.75%,                5,142,117
              12/31/2049(c)
        500   Pacific Gas & Electric Co.                                  10,625
     31,875   Pacific Gas & Electric Co.                                 817,594
        800   Pacific Gas & Electric Co.                                  16,176
        600   Pacific Gas & Electric Co. Class E                          12,642
      9,500   Southern California Edison Co.                             963,954
     10,000   United Rentals Trust I, Convertible                        380,000
                                                                    ------------
                                                                      23,031,675
                                                                    ------------
              Total Preferred Stocks
              (Identified Cost $25,125,752)                           30,831,744
                                                                    ------------

Common Stocks -- 3.1%
              United States -- 3.1%
    162,900   Associated Estates Realty Corp. (REIT)                   1,627,371
      1,440   Covad Communications Group, Inc.                             2,419
    182,500   Developers Diversified Realty Corp. (REIT)               7,144,875
    282,500   Duke Energy Corp.(c)                                     6,466,425
     26,300   High Income Opportunity Fund, Inc.                         179,629
     47,136   Morgan Stanley Emerging Markets Debt Fund,                 431,766
              Inc.
     12,175   PIMCO Strategic Global Government Fund, Inc.               144,882
     24,650   Senior High Income Portfolio, Inc.                         147,407
    117,700   Simon Property Group, Inc. (REIT)                        6,312,251
     12,050   Templeton Emerging Markets Income Fund,                    155,445
              Inc.(c)
              Total Common Stocks
              (Identified Cost $15,965,586)                           22,612,470
                                                                    ------------

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

 Principal
   Amount     Description                                             Value (a)
--------------------------------------------------------------------------------
Short Term Investments -- 13.5%
$60,761,860   Repurchase Agreement with Investors Bank & Trust
              Co. dated 9/30/2004 at 1.27% to be repurchased at
              $60,764,003 on 10/01/2004, collateralized by
              $62,882,562 Government National Mortgage
              Association Bond and Federal National Mortgage
              Association Bond, 4.00% due 5/20/2034 and 4.12%
              due 2/01/2033, respectively, aggregately valued
              at $63,799,953                                       $ 60,761,860

  5,010,303   Bank of America, 1.875%, due 10/19/2004(j)              5,010,303
    808,610   Bank of Montreal, 1.76%, due 10/25/2004(j)                808,610
  1,202,473   Bank of Nova Scotia, 1.75%, due 10/21/2004(j)           1,202,473
  2,505,152   Bank of Nova Scotia, 1.76%, due 11/12/2004(j)           2,505,152
  2,855,873   BGI Institutional Money Market Fund(j)                  2,855,873
  2,505,152   BNP Paribas, 1.80%, due 11/23/2004(j)                   2,505,152
  1,503,091   Falcon Asset Securitization Corp, 1.612%,
              due 10/01/2004(j)                                       1,503,091
    501,030   Fortis Bank, 1.69%, due 10/14/2004(j)                     501,030
  1,496,193   Greyhawk Funding, 1.772%, due 10/19/2004(j)             1,496,193
  1,625,118   Merrill Lynch Premier Institutional Fund(j)             1,625,118
  4,008,243   Merrimac Cash Fund-Premium Class(j)                     4,008,243
  4,008,243   Royal Bank of Canada, 1.78%, due 11/10/2004(j)          4,008,243
  1,503,091   Royal Bank of Scotland, 1.60%, due 10/15/2004(j)        1,503,091
  1,503,091   Royal Bank of Scotland, 1.65%, due 10/29/2004(j)        1,503,091
    150,309   Royal Bank of Scotland, 1.67%, due 11/02/2004(j)          150,309
  3,356,903   Royal Bank of Scotland, 1.88%, due 12/23/2004(j)        3,356,903
    493,816   Sheffield Receivables Corp, 1.622%,
              due 10/04/2004(j)                                         493,816
  1,503,091   Sheffield Receivables Corp, 1.773%,
              due 10/20/2004(j)                                       1,503,091
  1,002,061   Toronto Dominion Bank, 1.70%, due 11/08/2004(j)         1,002,061
  1,503,091   Wells Fargo, 1.60%, due 10/04/2004(j)                   1,503,091
                                                                   ------------

              Total Short Term Investments (Identified Cost
              $99,806,794)                                           99,806,794
                                                                   ------------

              Total Investments -- 104.8%
              (Identified Cost $720,032,579)(b)                     774,179,581
              Other assets less liabilities                         (35,342,683)
                                                                   ------------
              Total Net Assets -- 100%                             $738,836,898
                                                                   ============

        (a)   See Note 2a of Notes to Financial Statements.
        (b)   Federal Tax Information:
              At September 30, 2004, the net unrealized
              appreciation on investments based on cost of
              $719,991,217 for federal income tax purposes was
              as follows:
              Aggregate gross unrealized appreciation for all
              investments in which there is an excess of value
              over tax cost                                        $ 64,525,627
              Aggregate gross unrealized depreciation for all
              investments in which there is an excess of
              tax cost over value                                   (10,337,263)
                                                                   ------------
              Net unrealized appreciation                          $ 54,188,364
                                                                   ============

              At September 30, 2004, the Fund had a capital loss carryover of approximately $49,383,086 of which $3,167,856 expires on September 30, 2007, $6,500,127 expires on September 30, 2008, $10,848,517 expires on September 30, 2009,
              $21,770,312 expires on September 30, 2010 and $7,096,274 expires on September 30, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

              At September 30, 2004, the components of distributable earnings, excluding unrealized appreciation/depreciation, disclosed on a tax basis consisted of $6,368,311 in undistributed ordinary income and $0 in undistributed long-term gains.
        (c) All or a portion of this security was on loan to brokers at September 30, 2004.
        (d)   Non-income producing security.
        (e) Issuer filed petition under Chapter 11 of the Federal Bankruptcy Code.
        (f) Security valued at fair value as determined in good faith by or under the direction of the Board of Trustees.
        (g) Security is in default of principal and interest payment.
        (h) Illiquid security. At September 30, 2004, the value of these securities amounted to $16,401,020 or 2.2% of net assets.
        (i) Step Bond: Coupon rate is zero or below market for an initial period and then increases to a higher coupon rate at a specified date.
        (j) Represents investments of securities lending collateral.

    ADR/GDR   An American Depositary (ADR) or Global Depositary Receipt (GDR)
              is a certificate issued by a Custodian Bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.
        FRN   Floating Rate Note
        MTN   Medium Term Note
       REIT   Real Estate Investment Trust
     yankee   U.S. dollar denominated security issued by a non-U.S. company.
       144A   Securities exempt from registration under Rule 144A of the
              Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $63,422,786 or 8.6% of net assets.

        BRL   Brazilian Real
        CAD   Canadian Dollar
        EUR   Euro
        GBP   British Pound
        MXN   Mexican Peso
        NOK   Norwegian Krone
        NZD   New Zealand Dollars
        SEK   Swedish Krona
        SGD   Singapore Dollar
        ZAR   South African Rand

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
   Loomis Sayles Strategic Income Fund -- Schedule of Investments (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2004

Holdings at September 30, 2004 as a Percentage of Net Assets (unaudited)

Sovereigns                      14.8%
Foreign Local Governments       11.9
Repurchase Agreement             8.2
Government Agencies              7.1
Electric                         5.5
Financial Services               5.3
Electronics                      5.1
Transportation Services          4.3
Wirelines                        3.8
Supranationals                   3.6
Integrated Energy                3.2
Pipelines                        3.0
Media Cable                      2.6
Information/Data Technology      2.3
Real Estate Investment Trusts    2.2
Electric Utilities               2.0
Retailers                        2.0
Other, less than 2% each        17.9

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                       This Page Intentionally Left Blank

--------------------------------------------------------------------------------
                       Statements of Assets & Liabilities
--------------------------------------------------------------------------------

September 30, 2004

                                                                     Core Plus Bond      Government      High Income
                                                                          Fund        Securities Fund       Fund
                                                                     --------------   ---------------   ------------
ASSETS
   Investments at cost                                                $286,789,195      $64,088,435     $ 48,846,655
   Net unrealized appreciation                                           8,903,726        3,753,430        2,679,295
                                                                      ------------      -----------     ------------
      Investments at value                                             295,692,921       67,841,865       51,525,950
   Receivable for Fund shares sold                                         655,430            3,910           55,698
   Receivable for securities sold                                        2,882,289               --           54,167
   Dividends and interest receivable                                     3,459,793          823,586          850,292
   Tax reclaims receivable                                                      --               --              144
   Receivable from investment adviser                                       24,079               --               --
   Securities lending income receivable                                      2,993            1,042            3,327
   Prepaid expense                                                           2,249              532              349
                                                                      ------------      -----------     ------------
      TOTAL ASSETS                                                     302,719,754       68,670,935       52,489,927
                                                                      ------------      -----------     ------------

LIABILITIES
   Collateral on securities loaned, at value                             9,091,824          651,750        6,394,083
   Payable for securities purchased                                      6,431,826               --          555,545
   Payable for Fund shares redeemed                                        517,487          167,473           91,859
   Dividends payable                                                       370,639           16,166          104,965
   Management fees payable                                                  98,191           30,760           22,147
   Deferred Trustees' fees                                                 155,067           80,811           34,427
   Transfer agent fees payable                                             268,126           17,157           14,772
   Accounting and administrative fees payable                               31,580            7,451            4,897
   Deferred expense payable                                                     --               --               --
   Other accounts payable and accrued expenses                              87,742           48,194           50,534
                                                                      ------------      -----------     ------------
      TOTAL LIABILITIES                                                 17,052,482        1,019,762        7,273,229
                                                                      ------------      -----------     ------------
NET ASSETS                                                            $285,667,272      $67,651,173     $ 45,216,698
                                                                      ============      ===========     ============
NET ASSETS CONSIST OF:
   Paid in capital                                                    $298,548,352      $71,852,760     $127,794,625
   Undistributed (overdistributed) net investment income                 2,485,658          (12,707)        (110,020)
   Accumulated net realized gain (loss) on investments                 (24,291,216)      (7,942,310)     (85,147,844)
   Net unrealized appreciation (depreciation) of investments             8,924,478        3,753,430        2,679,937
                                                                      ------------      -----------     ------------
NET ASSETS                                                            $285,667,272      $67,651,173     $ 45,216,698
                                                                      ============      ===========     ============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
   Class A shares:
      Net assets                                                      $120,008,636      $54,704,267     $ 24,641,380
                                                                      ============      ===========     ============
      Shares of beneficial interest                                     10,263,189        4,571,299        5,107,177
                                                                      ============      ===========     ============
      Net asset value and redemption price per share                  $      11.69      $     11.97     $       4.82
                                                                      ============      ===========     ============
      Offering price per share (100/[100-maximum sales charge]
         of net asset value)                                          $      12.24      $     12.53     $       5.05
                                                                      ============      ===========     ============
   Class B shares: (redemption price is equal to net asset
      value less any applicable contingent deferred sales charges)
      Net assets                                                      $148,556,449      $10,689,247     $ 17,967,471
                                                                      ============      ===========     ============
      Shares of beneficial interest                                     12,698,362          893,053        3,721,753
                                                                      ============      ===========     ============
      Net asset value and offering price per share                    $      11.70      $     11.97     $       4.83
                                                                      ============      ===========     ============
   Class C shares: (redemption price is equal to net asset
      value less any applicable contingent deferred sales charges)
      Net assets                                                      $  6,161,549      $        --     $  2,607,847
                                                                      ============      ===========     ============
      Shares of beneficial interest                                        526,361               --          540,386
                                                                      ============      ===========     ============
      Net asset value and offering price per share                    $      11.71      $        --     $       4.83
                                                                      ============      ===========     ============
   Class Y shares:
      Net assets                                                      $ 10,940,638      $ 2,257,659     $         --
                                                                      ============      ===========     ============
      Shares of beneficial interest                                        931,708          189,140               --
                                                                      ============      ===========     ============
      Net asset value, offering and redemption price per share        $      11.74      $     11.94     $         --
                                                                      ============      ===========     ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           Massachusetts
Limited Term Government   Tax Free Income   Municipal Income   Strategic Income
    and Agency Fund            Fund               Fund               Fund
-----------------------   ---------------   ----------------   ----------------
     $146,989,764           $80,056,547       $113,723,877       $720,032,579
          497,242             4,618,443          5,531,290         54,147,002
     ------------           -----------       ------------       ------------
      147,487,006            84,674,990        119,255,167        774,179,581
           21,741                 3,328             46,299          8,314,944
           64,260                75,000            300,000            819,467
          846,380             1,387,929          1,814,240         10,070,799
               --                    --                 --             11,264
               --                    --                 --                 --
            4,257                    --                 --             17,156
            1,011                   659                943              4,728
     ------------           -----------       ------------       ------------
      148,424,655            86,141,906        121,416,649        793,417,939
     ------------           -----------       ------------       ------------

       19,922,719                    --                 --         39,044,934
               --                    --                 --         11,383,883
          211,180                69,833            192,359          2,014,731
          100,247                68,115            118,844          1,290,336
           59,988                42,147             47,524            352,992
           52,210                39,975             90,297             78,127
           26,698                13,819             19,185            116,188
           14,181                 9,237             13,207             67,718
               --                    --                 --             69,643
           48,188                37,688             46,740            162,489
     ------------           -----------       ------------       ------------
       20,435,411               280,814            528,156         54,581,041
     ------------           -----------       ------------       ------------
     $127,989,244           $85,861,092       $120,888,493       $738,836,898
     ============           ===========       ============       ============

     $147,102,339           $84,232,180       $117,468,117       $729,762,530
         (110,117)               18,623            146,840          5,317,888
      (19,500,220)           (3,008,154)        (2,257,754)       (50,690,098)
          497,242             4,618,443          5,531,290         54,446,578
     ------------           -----------       ------------       ------------
     $127,989,244           $85,861,092       $120,888,493       $738,836,898
     ============           ===========       ============       ============

     $106,701,169           $81,426,508       $111,801,197       $343,585,555
     ============           ===========       ============       ============
        9,440,205             4,911,197         14,957,611         25,324,413
     ============           ===========       ============       ============
     $      11.30           $     16.58       $       7.47       $      13.57
     ============           ===========       ============       ============
     $      11.65           $     17.32       $       7.82       $      14.21
     ============           ===========       ============       ============

     $ 10,106,991           $ 4,434,584       $  9,087,296       $128,714,162
     ============           ===========       ============       ============
          895,976               268,075          1,214,511          9,461,062
     ============           ===========       ============       ============
     $      11.28           $     16.54       $       7.48       $      13.60
     ============           ===========       ============       ============

     $  6,948,569           $        --       $         --       $255,704,540
     ============           ===========       ============       ============
          615,184                    --                 --         18,801,081
     ============           ===========       ============       ============
     $      11.30           $        --       $         --       $      13.60
     ============           ===========       ============       ============

     $  4,232,515           $        --       $         --       $ 10,832,641
     ============           ===========       ============       ============
          373,209                    --                 --            798,517
     ============           ===========       ============       ============
     $      11.34           $        --       $         --       $      13.57
     ============           ===========       ============       ============

--------------------------------------------------------------------------------
                            Statements of Operations
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

                                                            Core Plus Bond      Government     High Income   Limited Term Government
                                                                 Fund        Securities Fund       Fund          and Agency Fund
                                                            --------------   ---------------   -----------   -----------------------
INVESTMENT INCOME
   Dividends                                                 $         --      $        --     $    72,343         $        --
   Interest                                                    15,836,566        3,277,228       4,113,790           5,323,114
   Securities lending income                                       22,911           19,185          21,672              11,603
   Less net foreign taxes withheld                                     --               --          (1,441)                 --
                                                             ------------      -----------     -----------         -----------
                                                               15,859,477        3,296,413       4,206,364           5,334,717
                                                             ------------      -----------     -----------         -----------
   Expenses
      Management fees                                           1,260,438          410,046         330,146             773,694
      Service and distribution fees - Class A                     312,845          149,737          62,823             361,411
      Service and distribution fees - Class B                   1,547,638          121,316         208,830             116,983
      Service and distribution fees - Class C                      68,011               --          27,615              76,233
      Trustees' fees and expenses                                  45,752           25,336          16,355              22,937
      Accounting and administrative                               198,429           48,897          31,916              88,981
      Custodian                                                   106,109           48,834          58,185              68,532
      Transfer agent fees - Class A, Class B, Class C           1,058,776          150,534         125,499             257,277
      Transfer agent fees - Class Y                                61,698           15,657              --              17,747
      Audit and tax services                                       31,655           24,657          33,384              24,705
      Legal                                                        15,075            3,418          10,766               7,774
      Shareholder reporting                                        62,254           28,325          24,660              23,605
      Registration                                                 58,250           34,939          38,640              49,716
      Deferred expense reimbursement                                   --               --              --                  --
      Miscellaneous                                                30,420           12,090          13,829              26,532
                                                             ------------      -----------     -----------         -----------
   Total expenses                                               4,857,350        1,073,786         982,648           1,916,127
      Less reimbursement/waiver                                   (74,236)              --              --                  --
                                                             ------------      -----------     -----------         -----------
   Net expenses                                                 4,783,114        1,073,786         982,648           1,916,127
                                                             ------------      -----------     -----------         -----------
   Net investment income                                       11,076,363        2,222,627       3,223,716           3,418,590
                                                             ------------      -----------     -----------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS
   Realized gain (loss) on:
      Investments - net                                         9,433,192         (202,144)      2,160,899           1,021,149
      Foreign currency transactions - net                          92,695               --            (522)                 --
   Change in unrealized appreciation (depreciation) of:
      Investments - net                                        (6,368,379)        (524,082)       (390,534)         (2,043,680)
      Foreign currency transactions - net                          13,432               --             642                  --
                                                             ------------      -----------     -----------         -----------
   Net realized and unrealized gain (loss) on investments
      and foreign currency transactions                         3,170,940         (726,226)      1,770,485          (1,022,531)
                                                             ------------      -----------     -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                $ 14,247,303      $ 1,496,401     $ 4,994,201         $ 2,396,059
                                                             ============      ===========     ===========         ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Massachusetts
Tax Free Income   Municipal Income   Strategic Income
      Fund              Fund               Fund
---------------   ----------------   ----------------
   $       --        $       --        $ 2,920,500
    4,485,864         6,560,082         33,362,961
           --                --             75,284
           --                --            (71,553)
   ----------        ----------        -----------
    4,485,864         6,560,082         36,287,192
   ----------        ----------        -----------

      530,148           606,254          3,264,555
      271,068           295,653            590,762
       51,109           100,731          1,251,818
           --                --          1,593,979
       19,184            29,497             45,798
       57,745            84,045            337,400
       43,498            48,057            189,045
      153,499           214,273            909,550
           --                --             18,916
       24,818            26,174             37,414
        4,564             7,848             27,004
       27,132            23,515             93,502
       18,400            37,835            129,744
           --                --             69,643
       10,723            22,887             63,220
   ----------        ----------        -----------
    1,211,888         1,496,769          8,622,350
           --                --             (5,434)
   ----------        ----------        -----------
    1,211,888         1,496,769          8,616,916
   ----------        ----------        -----------
    3,273,976         5,063,313         27,670,276
   ----------        ----------        -----------

     (325,070)         (199,243)        15,214,149
           --                --            190,679

    1,181,062         1,189,663         21,827,031
           --                --            157,892
   ----------        ----------        -----------
      855,992           990,420         37,389,751
   ----------        ----------        -----------
   $4,129,968        $6,053,733         65,060,027
   ==========        ==========        ===========

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                    Core Plus Bond                                  Government
                                                         Fund                                     Securities Fund
                                     --------------------------------------------  --------------------------------------------
                                                     For the Period                                For the Period
                                                    January 1, 2003                               January 1, 2003
                                       Year Ended       through       Year Ended     Year Ended       through       Year Ended
                                     September 30,   September 30,   December 31,  September 30,   September 30,   December 31,
                                          2004            2003           2002           2004            2003           2002
                                     -------------  ---------------  ------------  -------------  ---------------  ------------
FROM OPERATIONS:
   Net investment income              $ 11,076,363    $  9,527,954   $ 17,087,741   $  2,222,627    $  2,088,839   $  3,478,800
   Net realized gain (loss) on
      investments and foreign
      currency transactions              9,525,887       3,864,683    (18,724,816)      (202,144)      2,186,050      1,754,365
   Net change in unrealized
      appreciation (depreciation)
      of investments                    (6,354,947)      5,549,963      9,019,633       (524,082)     (1,862,032)     6,101,934
                                      ------------    ------------   ------------   ------------    ------------   ------------
   Increase (decrease) in net
      assets resulting from
      operations                        14,247,303      18,942,600      7,382,558      1,496,401       2,412,857     11,335,099
                                      ------------    ------------   ------------   ------------    ------------   ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                           (5,832,828)     (4,447,575)    (8,791,213)    (2,240,003)     (2,185,576)    (3,186,452)
      Class B                           (5,866,726)     (4,047,373)    (6,316,934)      (363,180)       (410,467)      (530,909)
      Class C                             (259,130)       (220,936)      (498,081)            --              --             --
      Class Y                             (806,864)       (668,802)    (1,050,339)       (90,354)       (133,483)      (289,414)
                                      ------------    ------------   ------------   ------------    ------------   ------------
                                       (12,765,548)     (9,384,686)   (16,656,567)    (2,693,537)     (2,729,526)    (4,006,775)
                                      ------------    ------------   ------------   ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE
   TRANSACTIONS                        (36,519,835)     (5,058,236)    (4,698,171)   (18,071,441)    (12,801,156)     4,088,509
                                      ------------    ------------   ------------   ------------    ------------   ------------
   Redemption Fees
      Class A                                  164              --             --             --              --             --
      Class B                                  204              --             --             --              --             --
      Class C                                    7              --             --             --              --             --
      Class Y                                   17              --             --             --              --             --
                                      ------------    ------------   ------------   ------------    ------------   ------------
                                               392              --             --             --              --             --
                                      ------------    ------------   ------------   ------------    ------------   ------------
   Total increase (decrease) in net
      assets                           (35,037,688)      4,499,678    (13,972,180)   (19,268,577)    (13,117,825)    11,416,833
                                      ------------    ------------   ------------   ------------    ------------   ------------
NET ASSETS
   Beginning of period                 320,704,960     316,205,282    330,177,462     86,919,750     100,037,575     88,620,742
                                      ------------    ------------   ------------   ------------    ------------   ------------
   End of period                      $285,667,272    $320,704,960   $316,205,282   $ 67,651,173    $ 86,919,750   $100,037,575
                                      ============    ============   ============   ============    ============   ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME                  $  2,485,658    $  1,397,403   $    127,794   $    (12,707)   $    (18,577)  $    (16,246)
                                      ============    ============   ============   ============    ============   ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              Limited Term
                 High Income                                   Government
                    Fund                                     and Agency Fund
--------------------------------------------  --------------------------------------------
                For the Period                                For the Period
               January 1, 2003                               January 1, 2003
  Year Ended       through       Year Ended     Year Ended       through       Year Ended
September 30,   September 30,   December 31,  September 30,   September 30,   December 31,
     2004            2003           2002           2004            2003           2002
-------------  ---------------  ------------  -------------  ---------------  ------------
$ 3,223,716     $ 2,691,980    $  4,914,959   $  3,418,590    $  2,567,365   $  4,880,802

  2,160,377       1,766,058     (20,594,051)     1,021,149       1,309,685      2,104,690

   (389,892)      4,199,027       9,402,597     (2,043,680)     (2,298,347)     3,563,852
-----------     -----------    ------------   ------------    ------------   ------------
  4,994,201       8,657,065      (6,276,495)     2,396,059       1,578,703     10,549,344
-----------     -----------    ------------   ------------    ------------   ------------

 (1,756,090)     (1,358,749)     (2,389,509)    (4,112,174)     (3,580,991)    (4,982,529)
 (1,304,202)     (1,211,401)     (2,310,655)      (358,642)       (420,988)      (580,172)
   (172,398)       (138,738)       (257,610)      (232,332)       (230,278)      (272,616)
         --              --              --       (214,192)       (261,630)      (402,890)
-----------     -----------    ------------   ------------    ------------   ------------
 (3,232,690)     (2,708,888)     (4,957,774)    (4,917,340)     (4,493,887)    (6,238,207)
-----------     -----------    ------------   ------------    ------------   ------------

 (6,616,858)     (3,967,380)    (13,012,003)   (16,942,090)     11,483,457      1,774,899
-----------     -----------    ------------   ------------    ------------   ------------

        146              --              --             --              --             --
        110              --              --             --              --             --
         16              --              --             --              --             --
         --              --              --             --              --             --
-----------     -----------    ------------   ------------    ------------   ------------
        272              --              --             --              --             --
-----------     -----------    ------------   ------------    ------------   ------------
 (4,855,075)      1,980,797     (24,246,272)   (19,463,371)      8,568,273      6,086,036
-----------     -----------    ------------   ------------    ------------   ------------

 50,071,773      48,090,976      72,337,248    147,452,615     138,884,342    132,798,306
-----------     -----------    ------------   ------------    ------------   ------------
$45,216,698     $50,071,773    $ 48,090,976   $127,989,244    $147,452,615   $138,884,342
===========     ===========    ============   ============    ============   ============

$  (110,020)    $  (111,575)   $   (128,268)  $   (110,117)   $   (122,089)  $   (116,800)
===========     ===========    ============   ============    ============   ============

--------------------------------------------------------------------------------
                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                     Massachusetts                               Municipal Income
                                                 Tax Free Income Fund                                  Fund
                                     --------------------------------------------  --------------------------------------------
                                                     For the Period                                For the Period
                                                    January 1, 2003                               January 1, 2003
                                       Year Ended       through       Year Ended    Year Ended        through       Year Ended
                                     September 30,   September 30,   December 31,  September 30,   September 30,   December 31,
                                          2004            2003           2002           2004            2003           2002
                                     -------------  ---------------  ------------  -------------  ---------------  ------------
FROM OPERATIONS:
   Net investment income              $ 3,273,976     $ 2,789,342    $ 4,082,640   $  5,063,313    $  4,304,402    $  6,897,727
   Net realized gain (loss) on
      investments and foreign
      currency transactions              (325,070)        877,919       (916,633)      (199,243)      1,148,331       2,710,093
   Net change in unrealized
      appreciation (depreciation)
      of investments                    1,181,062        (851,243)     4,433,497      1,189,663      (1,633,204)        872,708
                                      -----------     -----------    -----------   ------------    ------------    ------------
   Increase (decrease) in net
      assets resulting from
      operations                        4,129,968       2,816,018      7,599,504      6,053,733       3,819,529      10,480,528
                                      -----------     -----------    -----------   ------------    ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class A                          (3,115,670)     (2,628,195)    (3,827,503)    (4,693,919)     (4,027,619)     (6,303,086)
      Class B                            (157,408)       (161,498)      (276,899)      (324,812)       (290,127)       (507,956)
      Class C                                  --              --             --             --              --              --
      Class Y                                  --              --             --             --              --              --
                                      -----------     -----------    -----------   ------------    ------------    ------------
                                       (3,273,078)     (2,789,693)    (4,104,402)    (5,018,731)     (4,317,746)     (6,811,042)
                                      -----------     -----------    -----------   ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
   DERIVED FROM CAPITAL SHARE
   TRANSACTIONS                        (7,548,538)     (6,268,959)    (2,388,573)   (17,936,186)     (7,043,056)    (10,738,646)
                                      -----------     -----------    -----------   ------------    ------------    ------------
   Redemption Fees
      Class A                                  --              --             --             --              --              --
      Class B                                  --              --             --             --              --              --
      Class C                                  --              --             --             --              --              --
      Class Y                                  --              --             --             --              --              --
                                      -----------     -----------    -----------   ------------    ------------    ------------
                                               --              --             --             --              --              --
                                      -----------     -----------    -----------   ------------    ------------    ------------
   Total increase (decrease) in net
      assets                           (6,691,648)     (6,242,634)     1,106,529    (16,901,184)     (7,541,273)     (7,069,160)
                                      -----------     -----------    -----------   ------------    ------------    ------------
NET ASSETS
   Beginning of period                 92,552,740      98,795,374     97,688,845    137,789,677     145,330,950     152,400,110
                                      -----------     -----------    -----------   ------------    ------------    ------------
   End of period                      $85,861,092     $92,552,740    $98,795,374   $120,888,493    $137,789,677    $145,330,950
                                      ===========     ===========    ===========   ============    ============    ============
UNDISTRIBUTED (OVERDISTRIBUTED)
   NET INVESTMENT INCOME              $    18,623     $    19,469    $    19,970   $    146,840    $    147,016    $    146,768
                                      ===========     ===========    ===========   ============    ============    ============

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

               Strategic Income
                     Fund
---------------------------------------------
                 For the Period
                January 1, 2003
  Year Ended        through       Year Ended
September 30,    September 30,   December 31,
     2004             2003           2002
-------------   ---------------  ------------
 $ 27,670,276    $ 12,189,949    $ 15,106,370

   15,404,828      (4,553,646)    (21,248,207)

   21,984,923      47,707,584      36,560,725
 ------------    ------------    ------------
   65,060,027      55,343,887      30,418,888
 ------------    ------------    ------------

  (14,995,915)     (6,332,331)     (5,702,309)
   (6,962,890)     (5,143,216)     (5,565,705)
   (8,540,977)     (2,069,124)     (1,567,724)
     (428,194)        (95,199)        (42,564)
 ------------    ------------    ------------
  (30,927,976)    (13,639,870)    (12,878,302)
 ------------    ------------    ------------

  377,319,844      66,108,057     (23,656,108)
 ------------    ------------    ------------

        1,885              --              --
          817              --              --
        1,391              --              --
           65              --              --
 ------------    ------------    ------------
        4,158              --              --
 ------------    ------------    ------------
  411,456,053     107,812,074      (6,115,522)
 ------------    ------------    ------------

  327,380,845     219,568,771     225,684,293
 ------------    ------------    ------------
 $738,836,898    $327,380,845    $219,568,771
 ============    ============    ============

 $  5,317,888    $  2,204,718    $  3,205,477
 ============    ============    ============

--------------------------------------------------------------------------------
                              Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                 Income (loss) from investment operations:               Less distributions:
                                 -----------------------------------------  --------------------------------------------
                     Net asset
                       value,                   Net realized                   Dividends    Distributions
                      beginning        Net     and unrealized  Total from        from          from net
                         of        investment  gain (loss) on  investment   net investment     realized       Total       Redemption
                     the period      income      investments   operations       income      capital gains  distributions      fee
                     ----------    ----------  --------------  ----------   --------------  -------------  -------------  ----------
Core Plus Bond Fund
      Class A
   9/30/2004           $11.63       $0.47(c)       $ 0.13        $ 0.60         $(0.54)        $   --         $(0.54)      $0.00(g)
   9/30/2003(f)         11.28        0.37(c)         0.34          0.71          (0.36)            --          (0.36)         --
   12/31/2002           11.59        0.63(c)        (0.32)         0.31          (0.62)            --          (0.62)         --
   12/31/2001(d)        11.52        0.73            0.10          0.83          (0.76)            --          (0.76)         --
   12/31/2000           11.51        0.78            0.03          0.81          (0.80)            --          (0.80)         --
   12/31/1999           12.36        0.81           (0.86)        (0.05)         (0.79)         (0.01)         (0.80)         --

      Class B
   9/30/2004            11.62        0.38(c)         0.14          0.52          (0.44)            --          (0.44)       0.00(g)
   9/30/2003(f)         11.28        0.30(c)         0.34          0.64          (0.30)            --          (0.30)         --
   12/31/2002           11.59        0.55(c)        (0.32)         0.23          (0.54)            --          (0.54)         --
   12/31/2001(d)        11.51        0.64            0.10          0.74          (0.66)            --          (0.66)         --
   12/31/2000           11.51        0.70            0.02          0.72          (0.72)            --          (0.72)         --
   12/31/1999           12.36        0.72           (0.86)        (0.14)         (0.70)         (0.01)         (0.71)         --

      Class C
   9/30/2004            11.63        0.38(c)         0.14          0.52          (0.44)            --          (0.44)       0.00(g)
   9/30/2003(f)         11.29        0.30(c)         0.34          0.64          (0.30)            --          (0.30)         --
   12/31/2002           11.60        0.55(c)        (0.32)         0.23          (0.54)            --          (0.54)         --
   12/31/2001(d)        11.52        0.65            0.09          0.74          (0.66)            --          (0.66)         --
   12/31/2000           11.52        0.70            0.02          0.72          (0.72)            --          (0.72)         --
   12/31/1999           12.37        0.72           (0.86)        (0.14)         (0.70)         (0.01)         (0.71)         --

   Class Y
   9/30/2004            11.69        0.50(c)         0.13          0.63          (0.58)            --          (0.58)       0.00(g)
   9/30/2003(f)         11.33        0.41(c)         0.35          0.76          (0.40)            --          (0.40)         --
   12/31/2002           11.63        0.69(c)        (0.32)         0.37          (0.67)            --          (0.67)         --
   12/31/2001(d)        11.54        0.79            0.10          0.89          (0.80)            --          (0.80)         --
   12/31/2000           11.54        0.83            0.01          0.84          (0.84)            --          (0.84)         --
   12/31/1999           12.38        0.85           (0.86)        (0.01)         (0.82)         (0.01)         (0.83)         --

Government
   Securities Fund
      Class A
   9/30/2004           $12.09       $0.37(c)       $(0.05)       $ 0.32         $(0.44)        $   --         $(0.44)         --
   9/30/2003(f)         12.12        0.26(c)         0.06          0.32          (0.35)            --          (0.35)         --
   12/31/2002           11.18        0.45(c)         1.01          1.46          (0.52)            --          (0.52)         --
   12/31/2001(d)        11.18        0.50            0.05          0.55          (0.55)            --          (0.55)         --
   12/31/2000           10.47        0.62            0.69          1.31          (0.60)            --          (0.60)         --
   12/31/1999           11.90        0.67           (1.42)        (0.75)         (0.68)            --          (0.68)         --

      Class B
   9/30/2004            12.10        0.28(c)        (0.06)         0.22          (0.35)            --          (0.35)         --
   9/30/2003(f)         12.12        0.20(c)         0.07          0.27          (0.29)            --          (0.29)         --
   12/31/2002           11.17        0.36(c)         1.02          1.38          (0.43)            --          (0.43)         --
   12/31/2001(d)        11.18        0.42            0.03          0.45          (0.46)            --          (0.46)         --
   12/31/2000           10.47        0.54            0.69          1.23          (0.52)            --          (0.52)         --
   12/31/1999           11.90        0.59           (1.42)        (0.83)         (0.60)            --          (0.60)         --

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for Core Plus Bond Fund was to decrease net investment income per share by $.01 for Class A, $.02 for Class B, and $.01 for Class C and to decrease the ratio of net investment income to average net assets from 6.34% to 6.26% for Class A, 5.57% to 5.49% for Class B, 5.59% to 5.52% for Class C and 6.75% to 6.68% for Class Y shares. For the Government Securities Fund, the effect of this change was to decrease net investment income per share by $.05 for Class A and $.04 for Class B and to decrease the ratio of net investment income to average net assets from 4.85% to 4.46% for Class A and 4.10% to 3.71% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     Ratios to average net assets:
 Net asset             Net assets,   -----------------------------
  value,      Total       end of                  Net investment     Portfolio
  end of     return     the period     Expenses       income          turnover
the period   (%)(a)       (000)         (%)(b)        (%)(b)          rate (%)
----------   ------    -----------     --------   --------------     ---------
  $11.69      5.3(h)     $120,009       1.19(i)        4.05              69
   11.63      6.4         133,887       1.28           4.31              61
   11.28      2.8         147,647       1.18           5.65              65
   11.59      7.2         173,836       1.09           6.26              84
   11.52      7.4         174,969       1.04           7.03              83
   11.51     (0.3)        213,769       0.97           6.87              63

   11.70      4.6(h)      148,556       1.94(i)        3.29              69
   11.62      5.8         161,317       2.03           3.55              61
   11.28      2.1         141,188       1.93           4.90              65
   11.59      6.5         127,520       1.84           5.49              84
   11.51      6.5         100,353       1.79           6.28              83
   11.51     (1.1)         89,213       1.72           6.12              63

   11.71      4.6(h)        6,162       1.94(i)        3.30              69
   11.63      5.8           7,612       2.03           3.55              61
   11.29      2.1           9,024       1.93           4.90              65
   11.60      6.5          11,470       1.84           5.52              84
   11.52      6.5          12,541       1.79           6.28              83
   11.52     (1.1)         14,872       1.72           6.12              63

   11.74      5.5(h)       10,941       0.94(i)        4.30              69
   11.69      6.9          17,889       0.73           4.85              61
   11.33      3.5          18,346       0.67           6.15              65
   11.63      7.8          17,351       0.67           6.68              84
   11.54      7.6          14,013       0.67           7.40              83
   11.54     (0.0)(e)      10,320       0.72           7.12              63

  $11.97      2.8        $ 54,704       1.31           3.11             107
   12.09      2.7          68,882       1.33           3.03              41
   12.12     13.4          76,338       1.25           3.90              52
   11.18      4.9          70,551       1.39           4.46             317
   11.18     12.9          70,909       1.41           5.69             622
   10.47     (6.4)         84,904       1.36           6.00             313

   11.97      1.9          10,689       2.06           2.36             107
   12.10      2.2          15,101       2.08           2.29              41
   12.12     12.6          16,878       2.00           3.15              52
   11.17      4.1          13,249       2.14           3.71             317
   11.18     12.1          10,343       2.16           4.94             622
   10.47     (7.1)          9,430       2.11           5.25             313

(e)  Amount is less than one tenth of one percent.
(f)  For the nine months ended September 30, 2003.
(g)  Amount rounds to less than $0.01.
(h) Had certain expenses not been reduced during the period, total returns would have been lower.
(i) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                                           Income (loss) from investment
                                                    operations:                        Less distributions:
                                        -----------------------------------  ---------------------------------------
                                                        Net
                                                      realized
                             Net asset                  and                   Dividends  Distribution
                               value                 unrealized                 from       from net
                             beginning      Net     gain (loss)  Total from      net       realized
                                of      investment       on      investment  investment     capital        Total      Redemption
                            the period    income    investments  operations    income        gains     distributions      fee
                            ----------  ----------  -----------  ----------  ----------  ------------  -------------  ----------
Government Securities Fund
   (continued)
   Class Y
   9/30/2004                  $12.07     $0.35(c)     $(0.06)      $ 0.29      $(0.42)        $--         $(0.42)      $  --
   9/30/2003(e)                12.11      0.31(c)       0.04         0.35       (0.39)         --          (0.39)         --
   12/31/2002                  11.17      0.49(c)       1.00         1.49       (0.55)         --          (0.55)         --
   12/31/2001(d)               11.17      0.55          0.04         0.59       (0.59)         --          (0.59)         --
   12/31/2000                  10.44      0.65          0.71         1.36       (0.63)         --          (0.63)         --
   12/31/1999                  11.88      0.70         (1.43)       (0.73)      (0.71)         --          (0.71)         --

High Income Fund*
   Class A
   9/30/2004                  $ 4.65     $0.33(c)     $ 0.17       $ 0.50      $(0.33)        $--         $(0.33)      $0.00(f)
   9/30/2003(e)                 4.12      0.25(c)       0.53         0.78       (0.25)         --          (0.25)         --
   12/31/2002                   4.94      0.39(c)      (0.82)       (0.43)      (0.39)         --          (0.39)         --
   12/31/2001(d)                6.21      0.66         (1.25)       (0.59)      (0.68)         --          (0.68)         --
   12/31/2000                   8.30      0.86         (2.11)       (1.25)      (0.84)         --          (0.84)         --
   12/31/1999                   8.86      0.89         (0.54)        0.35       (0.91)         --          (0.91)         --

   Class B
   9/30/2004                    4.65      0.30(c)       0.18         0.48       (0.30)         --          (0.30)       0.00(f)
   9/30/2003(e)                 4.12      0.23(c)       0.53         0.76       (0.23)         --          (0.23)         --
   12/31/2002                   4.95      0.36(c)      (0.83)       (0.47)      (0.36)         --          (0.36)         --
   12/31/2001(d)                6.22      0.62         (1.26)       (0.64)      (0.63)         --          (0.63)         --
   12/31/2000                   8.30      0.81         (2.11)       (1.30)      (0.78)         --          (0.78)         --
   12/31/1999                   8.85      0.82         (0.53)        0.29       (0.84)         --          (0.84)         --

   Class C
   9/30/2004                    4.65      0.30(c)       0.18         0.48       (0.30)         --          (0.30)       0.00(f)
   9/30/2003(e)                 4.12      0.23(c)       0.53         0.76       (0.23)         --          (0.23)         --
   12/31/2002                   4.94      0.36(c)      (0.82)       (0.46)      (0.36)         --          (0.36)         --
   12/31/2001(d)                6.22      0.61         (1.26)       (0.65)      (0.63)         --          (0.63)         --
   12/31/2000                   8.30      0.81         (2.11)       (1.30)      (0.78)         --          (0.78)         --
   12/31/1999                   8.85      0.82         (0.53)        0.29       (0.84)         --          (0.84)         --

Limited Term Government
   and Agency Fund**
      Class A
   9/30/2004                  $11.51     $0.30(c)     $(0.09)      $ 0.21      $(0.42)        $--         $(0.42)      $  --
   9/30/2003(e)                11.73      0.21(c)      (0.07)        0.14       (0.36)         --          (0.36)         --
   12/31/2002                  11.36      0.42(c)       0.49         0.91       (0.54)         --          (0.54)         --
   12/31/2001(d)               11.16      0.51          0.25         0.76       (0.56)         --          (0.56)         --
   12/31/2000                  10.97      0.69          0.20         0.89       (0.70)         --          (0.70)         --
   12/31/1999                  11.70      0.66         (0.74)       (0.08)      (0.65)         --          (0.65)         --

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 for the Government Securities Fund, was to decrease net investment income per share by $.04 for Class Y and to decrease the ratio of net investment income to average net assets from 5.24% to 4.85% for Class Y. For High Income Fund, the effect of this change was to decrease net investment income per share by $.01 for Class A, Class B and Class C and to decrease the ratio of net investment income to average net assets from 11.39% to 11.31% for Class A, 10.64% to 10.56% for Class B and 10.63% to 10.54% for Class C. For Limited Term Government and Agency Fund, the effect of the change was to decrease net investment income per share by $.04 for Class A, and to decrease the ratio of net investment income to average net assets from 4.88% to 4.52% for Class A. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     Ratios to average net assets:
 Net asset             Net assets,   -----------------------------
  value,      Total       end of                  Net investment    Portfolio
  end of      return    the period     Expenses       income         turnover
the period   (%) (a)      (000)         (%) (b)       (%) (b)        rate (%)
----------   -------   -----------     --------   --------------    ---------
  $11.94        2.5      $  2,258        1.47           2.94           107
   12.07        2.9         2,936        0.96           3.40            41
   12.11       13.7         6,822        0.87           4.28            52
   11.17        5.3         4,821        1.00           4.85           317
   11.17       13.5         4,593        1.01           6.09           622
   10.44       (6.3)        2,754        1.11           6.25           313

  $ 4.82       11.1      $ 24,641        1.65           6.97            51
    4.65       19.5        23,809        1.71           7.62            41
    4.12       (8.9)       22,454        1.58           8.85           114
    4.94      (10.7)       33,471        1.47          11.31            65
    6.21      (16.1)       46,960        1.36          11.47            60
    8.30        4.0        74,589        1.28          10.22            89

    4.83       10.5        17,967        2.40           6.22            51
    4.65       18.8        23,405        2.46           6.89            41
    4.12       (9.7)       23,031        2.33           8.10           114
    4.95      (11.3)       34,713        2.22          10.56            65
    6.22      (16.6)       47,793        2.11          10.72            60
    8.30        3.3        70,218        2.03           9.47            89

    4.83       10.5         2,608        2.40           6.22            51
    4.65       18.8         2,858        2.46           6.89            41
    4.12       (9.5)        2,605        2.33           8.10           114
    4.94      (11.5)        4,153        2.22          10.54            65
    6.22      (16.6)        5,369        2.11          10.72            60
    8.30        3.3         9,138        2.03           9.47            89

  $11.30        1.9      $106,701        1.32           2.60            80
   11.51        1.2       117,225        1.37           2.41            53
   11.73        8.2       106,013        1.35           3.66            88
   11.36        6.9       109,189        1.42           4.52           275
   11.16        8.3       118,833        1.40           6.18           384
   10.97       (0.7)      149,756        1.33           5.91           400

(e)  For the nine months ended September 30, 2003.
(f)  Amount rounds to less than $0.01.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest High Income Fund's Class A, Class B and Class C shares, which were reorganized into Class A, Class B and Class C shares, respectively, of the Loomis Sayles High Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.
** The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class A shares, which were reorganized into Class A shares of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

For a share outstanding throughout each period

                              Income (loss) from investment operations:               Less distributions:
                   Net asset  -----------------------------------------  --------------------------------------------
                    value,                   Net realized                   Dividends    Distributions
                   beginning        Net     and unrealized  Total from       from          from net
                      of        investment  gain (loss) on  investment   net investment     realized        Total      Redemption
                  the period      income      investments   operations       income      capital gains  distributions     fee
                  ----------    ----------  --------------  ----------   --------------  -------------  -------------  ----------
Limited Term Government and Agency Fund* (Continued)
     Class B
   9/30/2004        $11.49       $0.22(c)       $(0.09)       $ 0.13         $(0.34)        $   --          $(0.34)        $--
   9/30/2003(g)      11.71        0.15(c)        (0.06)         0.09          (0.31)            --           (0.31)         --
   12/31/2002        11.34        0.35(c)         0.48          0.83          (0.46)            --           (0.46)         --
   12/31/2001(d)     11.14        0.44            0.24          0.68          (0.48)            --           (0.48)         --
   12/31/2000        10.95        0.62            0.20          0.82          (0.63)            --           (0.63)         --
   12/31/1999        11.69        0.59           (0.75)        (0.16)         (0.58)            --           (0.58)         --

     Class C
   9/30/2004         11.50        0.22(c)        (0.08)         0.14          (0.34)            --           (0.34)         --
   9/30/2003(g)      11.72        0.15(c)        (0.06)         0.09          (0.31)            --           (0.31)         --
   12/31/2002        11.35        0.35(c)         0.48          0.83          (0.46)            --           (0.46)         --
   12/31/2001(d)     11.15        0.44            0.24          0.68          (0.48)            --           (0.48)         --
   12/31/2000        10.96        0.62            0.20          0.82          (0.63)            --           (0.63)         --
   12/31/1999        11.70        0.59           (0.75)        (0.16)         (0.58)            --           (0.58)         --

     Class Y
   9/30/2004         11.55        0.32(c)        (0.09)         0.23          (0.44)            --           (0.44)         --
   9/30/2003(g)      11.78        0.25(c)        (0.08)         0.17          (0.40)            --           (0.40)         --
   12/31/2002        11.41        0.48(c)         0.48          0.96          (0.59)            --           (0.59)         --
   12/31/2001(d)     11.20        0.56            0.26          0.82          (0.61)            --           (0.61)         --
   12/31/2000        11.00        0.75            0.19          0.94          (0.74)            --           (0.74)         --
   12/31/1999        11.73        0.70           (0.74)        (0.04)         (0.69)            --           (0.69)         --

Massachusetts Tax Free Income Fund
     Class A
   9/30/2004        $16.41       $0.61          $ 0.17        $ 0.78         $(0.61)        $   --          $(0.61)        $--
   9/30/2003(g)      16.40        0.49            0.01          0.50          (0.49)            --           (0.49)         --
   12/31/2002        15.82        0.67            0.59          1.26          (0.68)            --           (0.68)         --
   12/31/2001(d)     16.06        0.75           (0.24)         0.51          (0.75)            --           (0.75)         --
   12/31/2000        15.48        0.82            0.57          1.39          (0.81)            --           (0.81)         --
   12/31/1999        17.02        0.82           (1.50)        (0.68)         (0.83)         (0.03)          (0.86)         --

     Class B
   9/30/2004         16.37        0.49            0.18          0.67          (0.50)            --           (0.50)         --
   9/30/2003(g)      16.36        0.41            0.01          0.42          (0.41)            --           (0.41)         --
   12/31/2002        15.78        0.57            0.58          1.15          (0.57)            --           (0.57)         --
   12/31/2001(d)     16.03        0.64           (0.24)         0.40          (0.65)            --           (0.65)         --
   12/31/2000        15.45        0.71            0.58          1.29          (0.71)            --           (0.71)         --
   12/31/1999        16.98        0.71           (1.49)        (0.78)         (0.72)         (0.03)          (0.75)         --

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B and Class C shares are not reflected in total return calculations. Periods less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year
(c) Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on debt securities. The effect of this change for the year ended December 31, 2001, for Limited Term Government and Agency Fund, was to decrease net investment income per share by $.04 for Class B, C and Y and to decrease the ratio of net investment income to average net assets from 4.22% to 3.85% for Class B, 4.25% to 3.89% for Class C and 5.34% to 4.98% for Class Y. For Massachusetts Tax Free Income Fund, the effect of this change was to increase the ratio of net investment income to average net assets from 4.66% to 4.67% for Class A and from 4.02% to 4.03% for Class B shares. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e) Had certain expenses not been reduced during the period, total returns would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     Ratios to average net assets:
 Net asset             Net assets,   -----------------------------
  value,      Total       end of                  Net investment    Portfolio
  end of      return    the period     Expenses       income         turnover
the period   (%) (a)      (000)         (%) (b)       (%) (b)        rate (%)
----------   -------   -----------     --------   --------------    ---------
  $11.28      1.2        $10,107        2.00           1.95             80
   11.49      0.7         14,637        2.02           1.77             53
   11.71      7.5         16,263        2.00           3.01             88
   11.34      6.2         14,317        2.07           3.85            275
   11.14      7.7         11,884        2.05           5.53            384
   10.95     (1.4)        14,601        1.98           5.26            400

   11.30      1.3          6,949        2.00           1.94             80
   11.50      0.7          8,704        2.02           1.77             53
   11.72      7.5          8,079        2.00           3.01             88
   11.35      6.2          5,851        2.07           3.89            275
   11.15      7.7          6,617        2.05           5.53            384
   10.96     (1.4)         9,054        1.98           5.26            400

   11.34      2.1          4,233        1.13           2.82             80
   11.55      1.5          6,886        0.93           2.87             53
   11.78      8.6          8,529        0.88           4.14             88
   11.41      7.4          3,441        0.95           4.98            275
   11.20      8.8          3,254        0.95           6.63            384
   11.00     (0.3)         7,086        0.98           6.26            400

  $16.58      4.9        $81,427        1.33           3.74             21
   16.41      3.1         86,368        1.38           3.99              9
   16.40      8.1         92,053        1.34           4.19             33
   15.82      3.2(e)      89,376        1.35(f)        4.67             60
   16.06      9.3(e)      91,785        1.13(f)        5.24             68
   15.48     (4.1)(e)     97,270        1.00(f)        5.02             73

   16.54      4.2          4,435        2.00           3.08             21
   16.37      2.6          6,185        2.03           3.34              9
   16.36      7.4          6,742        1.99           3.54             33
   15.78      2.5(e)       8,313        2.00(f)        4.03             60
   16.03      8.6(e)       8,715        1.78(f)        4.59             68
   15.45     (4.7)(e)      8,874        1.65(f)        4.37             73

(g)  For the nine months ended September 30, 2003.
* The financial information for periods prior to September 30, 2004 reflects the financial information for the CDC Nvest Limited Term U.S. Government Fund's Class B, Class C and Class Y shares, which were reorganized into Class B, Class C and Class Y shares, respectively, of the Loomis Sayles Limited Term Government and Agency Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

For a share outstanding throughout each period

                              Income (loss) from investment operations:                Less distributions:
                   Net asset  -----------------------------------------  --------------------------------------------
                    value,                   Net realized                  Dividends     Distributions
                   beginning        Net     and unrealized  Total from        from          from net
                      of        investment  gain (loss) on  investment   net investment     realized        Total      Redemption
                  the period      income      investments   operations       income      capital gains  distributions      fee
                  ----------    ----------  --------------  ----------   --------------  -------------  -------------  ----------
Municipal Income Fund
     Class A
   9/30/2004        $ 7.41        $0.29         $ 0.06        $ 0.35         $(0.29)         $   --        $(0.29)       $  --
   9/30/2003(g)       7.43         0.23          (0.02)         0.21          (0.23)             --         (0.23)          --
   12/31/2002         7.25         0.34           0.18          0.52          (0.34)             --         (0.34)          --
   12/31/2001(d)      7.39         0.36          (0.14)         0.22          (0.36)             --         (0.36)          --
   12/31/2000         7.17         0.40           0.21          0.61          (0.39)             --         (0.39)          --
   12/31/1999         7.76         0.39          (0.59)        (0.20)         (0.39)             --         (0.39)          --

     Class B
   9/30/2004          7.41         0.24           0.07          0.31          (0.24)             --         (0.24)          --
   9/30/2003(g)       7.44         0.19          (0.03)         0.16          (0.19)             --         (0.19)          --
   12/31/2002         7.25         0.29           0.19          0.48          (0.29)             --         (0.29)          --
   12/31/2001(d)      7.39         0.31          (0.14)         0.17          (0.31)             --         (0.31)          --
   12/31/2000         7.17         0.35           0.21          0.56          (0.34)             --         (0.34)          --
   12/31/1999         7.76         0.33          (0.59)        (0.26)         (0.33)             --         (0.33)          --

Strategic Income Fund*
     Class A
   9/30/2004        $12.57        $0.75(c)      $ 1.11        $ 1.86         $(0.86)         $   --        $(0.86)        0.00(h)
   9/30/2003(g)      10.72         0.57(c)        1.93          2.50          (0.65)             --         (0.65)          --
   12/31/2002         9.88         0.75(c)        0.72          1.47          (0.63)             --         (0.63)          --
   12/31/2001(d)     10.80         0.91(c)       (0.92)        (0.01)         (0.91)             --         (0.91)          --
   12/31/2000        11.65         0.99(c)       (0.91)         0.08          (0.93)             --         (0.93)          --
   12/31/1999        11.37         1.03           0.31          1.34          (1.02)          (0.04)        (1.06)          --

     Class B
   9/30/2004         12.59         0.65(c)        1.10          1.75          (0.74)             --         (0.74)        0.00(h)
   9/30/2003(g)      10.71         0.51(c)        1.92          2.43          (0.55)             --         (0.55)          --
   12/31/2002         9.88         0.67(c)        0.73          1.40          (0.57)             --         (0.57)          --
   12/31/2001(d)     10.79         0.83(c)       (0.90)        (0.07)         (0.84)             --         (0.84)          --
   12/31/2000        11.65         0.90(c)       (0.91)        (0.01)         (0.85)             --         (0.85)          --
   12/31/1999        11.37         0.94           0.31          1.25          (0.93)          (0.04)        (0.97)          --

(a) A sales charge for Class A shares and a contingent deferred sales charge for Class B shares are not reflected in total return calculations. Periods of less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount and amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001, for Municipal Income Fund, was to increase net investment income per share by $.01 and decrease net realized and unrealized gains and losses per share by $.01 for Class A shares and Class B shares, and increase the ratio of net investment income to average net assets from 4.84% to 4.89% for Class A shares and from 4.09% to to 4.14% for Class B shares. For Strategic Income Fund, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.78% to 8.77% for Class A and 8.03% and 8.02% for Class B. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e) Had certain expenses not been reduced during the period, total returns would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.

                 See accompanying notes to financial statements.

                                  Ratios to averagenet assets:
 Net asset           Net assets,  ----------------------------
  value,     Total      end of                Net investment    Portfolio
  end of     return   the period    Expenses      income         turnover
the period  (%) (a)     (000)        (%) (b)      (%) (b)        rate (%)
----------  -------  -----------    --------  --------------    ---------
  $ 7.47     4.9       $111,801      1.11          4.00             35
    7.41     2.9        126,906      1.10          4.14             42
    7.43     7.3        133,005      1.06          4.67             33
    7.25     3.0        137,852      1.07          4.89             80
    7.39     8.8        142,539      0.95          5.39            156
    7.17    (2.8)       152,829      0.93          5.13            137

    7.48     4.2          9,087      1.86          3.25             35
    7.41     2.2         10,884      1.85          3.39             42
    7.44     6.7         12,326      1.81          3.92             33
    7.25     2.2         14,549      1.82          4.14             80
    7.39     8.0         14,520      1.70          4.64            156
    7.17    (3.5)        15,644      1.68          4.38            137

  $13.57    15.2       $343,586      1.23          5.66             28
   12.57    23.7(e)     140,576      1.28(f)       6.49             27
   10.72    15.5         92,303      1.33          7.38             30
    9.88    (0.1)        94,156      1.31          8.77             10
   10.80     0.7        116,986      1.24          8.73             13
   11.65    12.2        124,869      1.21          9.09             19

   13.60    14.3        128,714      1.98          4.91             28
   12.59    23.0(e)     118,217      2.03(f)       5.73             27
   10.71    14.6         98,501      2.08          6.63             30
    9.88    (0.8)       102,159      2.06          8.02             10
   10.79    (0.2)       120,200      1.99          7.98             13
   11.65    11.3        127,723      1.96          8.34             19

(g)  For the nine months ended September 30, 2003.
(h)  Amount rounds to less than $0.01.
* The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class A and Class B shares, which were reorganized into Class A and Class B shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

--------------------------------------------------------------------------------
                        Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share outstanding throughout each period

                              Income (loss) from investment operations:               Less distributions:
                   Net asset  -----------------------------------------  --------------------------------------------
                    value,                   Net realized                   Dividends    Distributions
                   beginning        Net     and unrealized  Total from        from          from net
                      of        investment  gain (loss) on  investment   net investment     realized        Total      Redemption
                  the period      income      investments   operations       income      capital gains  distributions      fee
                  ----------    ----------  --------------  ----------   --------------  -------------  -------------  ----------
Strategic Income
   Fund*
   (CONTINUED)
      Class C
   9/30/2004        $12.58       $0.64(c)       $ 1.11        $ 1.75         $(0.73)         $   --        $(0.73)      $0.00(j)
   9/30/2003(i)      10.70        0.50(c)         1.93          2.43          (0.55)             --         (0.55)         --
   12/31/2002         9.87        0.67(c)         0.73          1.40          (0.57)             --         (0.57)         --
   12/31/2001(d)     10.78        0.83(c)        (0.91)        (0.08)         (0.83)             --         (0.83)         --
   12/31/2000        11.64        0.90(c)        (0.91)        (0.01)         (0.85)             --         (0.85)         --
   12/31/1999        11.36        0.94            0.31          1.25          (0.93)          (0.04)        (0.97)         --

      Class Y
   9/30/2004         12.58        0.78(c)         1.11          1.89          (0.90)             --         (0.90)       0.00(j)
   9/30/2003(i)      10.74        0.60(c)         1.93          2.53          (0.69)             --         (0.69)         --
   12/31/2002         9.90        0.80(c)         0.71          1.51          (0.67)             --         (0.67)         --
   12/31/2001(d)     10.81        0.94(c)        (0.92)         0.02          (0.93)             --         (0.93)         --
   12/31/2000        11.65        0.96(c)        (0.84)         0.12          (0.96)             --         (0.96)         --
   12/31/1999(h)     11.45        0.86           (0.56)         0.30          (0.10)             --         (0.10)         --

(a) A contingent deferred sales charge for Class C shares is not reflected in total return calculations. Periods of less than one year are not annualized.
(b)  Computed on an annualized basis for periods less than one year.
(c) Per share net investment income has been calculated using the average shares outstanding during the period.
(d) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. For the year ended December 31, 2001, there was no effect on net investment income per share, however, the effect of this change was to decrease the ratio of net investment income to average net assets from 8.04% to 8.02% for Class C. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(e) Had certain expenses not been reduced during the period, total returns would have been lower.
(f) The investment adviser agreed to reimburse a portion of the Fund's expenses during the period. Without this reimbursement, expense ratios would have been higher.
(g)  Amount is less than $500.
(h)  For the period December 1, 1999 (inception) through December 31, 1999.
(i)  For the nine months ended September 30, 2003.
(j)  Amount rounds to less than $0.01.
* The financial information for periods prior to September 30, 2004 reflects the financial information for CDC Nvest Strategic Income Fund's Class C and Class Y shares, which were reorganized into Class C and Class Y shares, respectively, of Loomis Sayles Strategic Income Fund, effective September 12, 2003. Prior to September 1, 2003, the predecessor Fund was advised by CDC IXIS Asset Management Advisers, L.P. and subadvised by Loomis, Sayles & Company, L.P. (the Fund's current adviser) and, prior to September 12, 2003, had a December 31 fiscal year end. The Fund's current fiscal year end is September 30.

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                     Ratios to average net assets:
 Net asset             Net assets,   -----------------------------
  value,      Total       end of                  Net investment     Portfolio
  end of      return   the period      Expenses       income          turnover
the period    (%)(a)      (000)         (%)(b)        (%)(b)          rate(%)
----------   -------   -----------     --------   --------------     ---------
  $13.60      14.3      $255,705         1.98           4.87             28
   12.58      23.0(e)     66,394         2.03(f)        5.73             27
   10.70      14.7        27,727         2.08           6.63             30
    9.87      (0.8)       28,925         2.06           8.02             10
   10.78      (0.2)       37,208         1.99           7.98             13
   11.64      11.3        40,265         1.96           8.34             19

   13.57      15.5(e)     10,833         1.00(f)        5.93             28
   12.58      24.0(e)      2,193         0.97(f)        6.83             27
   10.74      15.9         1,039         0.94           7.77             30
    9.90       0.3           445         0.93           9.10             10
   10.81       1.0           335         0.90           9.07             13
   11.65       2.7            --(g)      0.96           9.34             19

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    NOTES TO
                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                          Notes to Financial Statements
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

1. Organization. CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and Loomis Sayles Funds II (the "Trusts" and each a "Trust") are organized as Massachusetts business trusts. Each Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series (individually, a "Fund" and, collectively, the "Funds"). Information presented in these financial statements pertains to certain fixed income funds of the Trusts, the financial statements of the other Funds of the Trusts are presented in separate reports. The following Funds are included in this report.

CDC Nvest Funds Trust I:
Loomis Sayles Core Plus Bond Fund (the "Core Plus Bond Fund")
Loomis Sayles Government Securities Fund (the "Government Securities Fund")

CDC Nvest Funds Trust II:
Loomis Sayles Massachusetts Tax Free Income Fund (the "Massachusetts Tax Free Income Fund")

Loomis Sayles Funds II:
Loomis Sayles High Income Fund (the "High Income Fund")
Loomis Sayles Limited Term Government and Agency Fund (the "Limited Term Government and Agency Fund"), formerly Loomis Sayles Limited Term U.S. Government Fund
Loomis Sayles Municipal Income Fund (the "Municipal Income Fund")
Loomis Sayles Strategic Income Fund (the "Strategic Income Fund")

Core Plus Bond Fund, Limited Term Government and Agency Fund and Strategic Income Fund each offer Class A, Class B, Class C and Class Y shares. Government Securities Fund offers Class A, Class B and Class Y shares. High Income Fund offers Class A, Class B, and Class C shares. Massachusetts Tax Free Income Fund and Municipal Income Fund each offer Class A and Class B shares. Class A shares of all Funds except Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.50%. Class A shares of Limited Term Government and Agency Fund are sold with a maximum front end sales charge of 3.00% and Class A shares of Massachusetts Tax Free Income Fund are sold with a maximum front end sales charge of 4.25%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge ("CDSC") if those shares are redeemed within six years of purchase. Class C shares do not pay a front end sales charge, do not convert to any other class of shares, pay a higher ongoing distribution fee than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year. Class Y shares do not pay a front end sales charge, a CDSC or distribution fees. They are intended for institutional investors with a minimum initial investment of $1,000,000.

Most expenses of the Trusts can be directly attributed to a Fund. Expenses which can not be directly attributed are generally apportioned based on the relative net assets of each of the Funds in the Trusts. Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees and transfer agent fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund, if the Fund were liquidated. The Trustees approve separate dividends from net investment income on each class of shares.

2. Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Security Valuation. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Trustees. The pricing service determines valuations for normal, institutional size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Equity securities are valued on the basis of valuations furnished to the Fund by a pricing service, which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking a NOCP, at the most recent bid quotation on the NASDAQ National Market. All other securities and assets are valued at their fair value as determined in good faith by the Funds' investment adviser, pursuant to procedures approved by the Board of Trustees.

Certain securities held by High Income Fund and Strategic Income Fund were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

b. Security Transactions and Related Investment Income. Security transactions are accounted for on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon thereafter as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income and realized and unrealized gains and losses are allocated on a pro rata basis to each Class based on the relative net assets of each Class to the total net assets of the Fund.

c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Since the values of investment securities are presented at the foreign exchange rates prevailing at the end of the period, it is not practical to isolate that portion of the results of operations arising from changes in exchange rates from fluctuations arising from changes in market prices of the investment securities. Such changes are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from: sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities at the end of the fiscal periods, resulting from changes in exchange rates.

d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made. A Fund may be subject to foreign taxes on income and gains on investments that are accrued based upon the Fund's understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign governments may also impose taxes or other payments on investments with respect to foreign securities, such taxes are accrued as applicable.

e. Dividends and Distributions to Shareholders. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for book and tax purposes of items such as market discounts, premium amortization, wash sales, capital loss carryforwards, paydowns on mortgage-backed securities and foreign currency transactions. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Distributions from net investment income and short-term capital gains are considered to be ordinary income for tax purposes.

f. Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is each Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. Each Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

g. Delayed Delivery Commitments. Each Fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. Collateral consisting of liquid securities or cash and cash equivalents is maintained in an amount at least equal to these commitments with the custodian. For Core Plus Bond Fund, see the Schedule of Investments for open forward commitments as of September 30, 2004.

3. Purchases and Sales of Securities. For the year ended September 30, 2004, purchases and sales of securities (excluding short-term investments) were as follows:

                               U.S. Government/Agency           Other Securities
                             --------------------------   ---------------------------
Fund                          Purchases        Sales        Purchases        Sales
----                         -----------   ------------   ------------   ------------
Core Plus Bond Fund          $96,334,205   $122,512,018   $107,622,880   $114,908,562
Government Securities Fund    78,779,567     95,299,249             --             --
High Income Fund                      --             --     24,211,963     31,154,543
Limited Term Government
   and Agency Fund            98,222,502    113,393,846      8,649,227     10,443,926
Massachusetts Tax Free
   Income Fund                        --             --     18,052,741     23,123,151
Municipal Income Fund                 --             --     42,089,637     56,867,233
Strategic Income Fund         51,144,489     20,802,842    405,170,204    120,899,994

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

4. Management Fees and Other Transactions with Affiliates.

a. Management Fees. Loomis Sayles & Company, L.P. ("Loomis Sayles") serves as the investment adviser to each of the Funds. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                       Percentage of Average Daily Net Assets
                             ---------------------------------------------------------
                                 First          Next           Next           Over
Fund                         $100 million   $100 million   $300 million   $500 million
----                         ------------   ------------   ------------   ------------
Core Plus Bond Fund             0.2500%        0.1875%        0.1875%        0.1875%
Government Securities Fund      0.2750%        0.2750%        0.2625%        0.2500%
High Income Fund                0.6000%        0.6000%        0.6000%        0.6000%
Limited Term Government
   and Agency Fund              0.5700%        0.5700%        0.5450%        0.5200%
Massachusetts Tax Free
   Income Fund                  0.3000%        0.2500%        0.2500%        0.2500%
Municipal Income Fund           0.5000%        0.3750%        0.3750%        0.3750%
Strategic Income Fund           0.6500%        0.6500%        0.6000%        0.6000%

Prior to July 1, 2004, the management fee for High Income Fund was 0.7000% on the first $200 million of the Fund's average daily net assets and 0.6500% on such assets in excess of $200 million.

For the year ended September 30, 2004, the management fees for each Fund were as follows:

                                  Gross       Percentage of
                               Management        Average
Fund                               Fee      Daily Net Assets
----                           ----------   ----------------
Core Plus Bond Fund            $  630,219        0.208%
Government Securities Fund        205,023        0.275%
High Income Fund                  330,146        0.677%
Limited Term U.S. Government
   and Agency Fund                773,694        0.570%
Massachusetts Tax Free
   Income Fund                    265,074        0.300%
Municipal Income Fund             606,254        0.472%
Strategic Income Fund           3,264,555        0.619%

CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") serves as the advisory administrator to Core Plus Bond Fund, Government Securities Fund and Massachusetts Tax Free Income Fund. Under the terms of the advisory administration agreements, each Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on each Fund's average daily net assets:

                                       Percentage of Average Daily Net Assets
                             ---------------------------------------------------------
                                 First          Next           Next           Over
Fund                         $100 million   $100 million   $300 million   $500 million
----                         ------------   ------------   ------------   ------------
Core Plus Bond Fund             0.2500%        0.1875%        0.1875%        0.1875%
Government Securities Fund      0.2750%        0.2750%        0.2625%        0.2500%
Massachusetts Tax Free
   Income Fund                  0.3000%        0.2500%        0.2500%        0.2500%

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

For the year ended September 30, 2004, the advisory administration fees for each Fund were as follows:

                                Advisory       Percentage of
                             Administration        Average
Fund                               Fee        Daily Net Assets
----                         --------------   ----------------
Core Plus Bond Fund             $630,219           0.208%
Government Securities Fund       205,023           0.275%
Massachusetts Tax Free
   Income Fund                   265,074           0.300%

Loomis Sayles and CDC IXIS Advisers are wholly-owned subsidiaries of CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America"). CDC IXIS North America is ultimately owned by three large affiliated French financial services firms: Caisse des Depots et Consignations; Caisse Nationale des Caisses d'Epargne; and CNP Assurances, a leading French life insurance company. Certain officers and directors of Loomis Sayles and CDC IXIS Advisers are also Trustees of the Funds.

Management and advisory administration fees are presented in the Statement of Operations as management fees.

b. Accounting and Administrative Expense. CDC IXIS Asset Management Services, Inc. ("CIS"), a wholly-owned subsidiary of CDC IXIS North America, performs certain accounting and administrative services for the Funds and has subcontracted with Investors Bank & Trust Company ("IBT"), to serve as sub-administrator. Pursuant to an agreement among the CDC Nvest Funds Trusts (CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, CDC Nvest Cash Management Trust and CDC Nvest Companies Trust I), the Loomis Sayles Funds Trusts (Loomis Sayles Funds I and Loomis Sayles Funds II) and CIS, each Fund pays CIS its pro rata portion of a group fee for these services representing the higher amount based on the following calculations:

     (1)  Percentage of Eligible Average Daily Net Assets

             First         Next         Over
          $5 billion   $5 billion   $10 billion
          ----------   ----------   -----------
            0.0675%      0.0625%      0.0500%

     or

     (2) Each Fund's pro rata portion, allocated based on the combined assets of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts, of the annual aggregate minimum fee of $5 million.

For the year ended September 30, 2004, fees paid to CIS for accounting and administrative expense were as follows:

                               Accounting
                                   And
Fund                         Administrative
----                         --------------
Core Plus Bond Fund             $198,429
Government Securities Fund        48,897
High Income Fund                  31,916
Limited Term Government
   and Agency Fund                88,981
Massachusetts Tax Free
   Income Fund                    57,745
Municipal Income Fund             84,045
Strategic Income Fund            337,400

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

c. Transfer Agent Fees. CIS is the transfer and shareholder servicing agent for each Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. Classes A, B and C pay service fees monthly representing the higher amount based on the following calculations:

     (1) Each Fund's pro rata portion of an annual aggregate fee determined by applying an annual fee rate (see schedule below) to the eligible average daily net assets. Eligible assets are the average daily net assets of Class A, Class B and Class C accounts in Load Bond Funds. Load Bond Funds consist of all bond funds in the CDC Nvest Funds Trusts, High Income Fund, Limited Term Government and Agency Fund, Municipal Income Fund, Strategic Income Fund and Loomis Sayles Investment Grade Bond Fund.

         First            Next            Over
     $1.2 billion   Next $5 billion   $6.2 billion
     ------------   ---------------   ------------
        0.142%           0.135%          0.130%

     Each class of shares is subject to a monthly class minimum of $1,500, allocated based on the combined assets of Class A, Class B, and Class C

     or

     (2) An allocated portion, based on eligible assets, of an annual aggregate minimum fee of $1,502,993. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $382,986.

     Class Y pays service fees monthly representing the higher amount based on the following calculations:

     (1) The Fund's pro rata portion of an annual aggregate fee determined by applying an annual rate of 0.026% to the eligible average daily net assets. Eligible assets are the average daily net assets of all accounts in No Load Retail Funds* and Load Funds - Class Y**.

     Class Y shares are subject to a monthly class minimum of $1,250.

     or

     (2) An allocated portion, based on eligible assets of an annual aggregate minimum fee of $650,000. For the period September 15, 2003 through December 31, 2003, the aggregate minimum fee was $190,547.

* No Load Retail Funds consist of Loomis Sayles Aggressive Growth Fund, Loomis Sayles Bond Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Small Cap Value Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund.

** Load Funds - Class Y consist of all Funds with Class Y shares offered within the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts.

In addition, pursuant to other servicing agreements, each class pays service fees to other firms that provide similar services for their own shareholder accounts.

CIS and BFDS and other firms are also reimbursed by the Funds for out-of-pocket expenses. For the year ended September 30, 2004, amounts paid to CIS as compensation for its services as transfer agent were as follows:

                                     Transfer Agent
Fund                                       Fee
----                                 --------------
Core Plus Bond Fund                     $283,969
Government Securities Fund               117,852
High Income Fund                          79,510
Limited Term Government
   and Agency Fund                       207,827
Massachusetts Tax Free Income Fund       134,784
Municipal Income Fund                    184,026
Strategic Income Fund                    597,529

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

d. Service and Distribution Fees. Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to each Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, each Fund pays CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors"), the Fund's distributor (a wholly owned subsidiary of CDC IXIS North America), a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Also under the Class A Plan, prior to July 1, 2004, Limited Term Government and Agency Fund and Massachusetts Tax Free Income Fund each paid CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.10% of the average daily net assets attributable to each Fund's Class A shares as reimbursement for expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of each Fund's Class A shares.

Under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly service fee at the annual rate of 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts.

Also under the Class B and Class C Plans, each Fund pays CDC IXIS Distributors a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses incurred by CDC IXIS Distributors in connection with the marketing or sale of Class B and Class C shares.

For the year ended September 30, 2004, the Funds paid the following service and distribution fees:

                                       Service Fee                     Distribution Fee
                             ------------------------------   ---------------------------------
Fund                          Class A    Class B    Class C   Class A     Class B      Class C
----                         --------   --------   --------   -------   ----------   ----------
Core Plus Bond Fund          $312,845   $386,910   $ 17,003   $    --   $1,160,728   $   51,008
Government Securities Fund    149,737     30,329         --        --       90,987           --
High Income Fund               62,823     52,208      6,904        --      156,622       20,711
Limited Term Government
   and Agency Fund            277,422     29,246     19,058    83,989       87,737       57,175
Mass Tax Free Income Fund     208,117     12,777         --    62,951       38,332           --
Municipal Income Fund         295,653     25,183         --        --       75,548           --
Strategic Income Fund         590,762    312,955    398,495        --      938,863    1,195,484

Commissions (including CDSC) on Fund shares paid to CDC IXIS Distributors by investors in shares of the Funds during the year ended September 30, 2004 were as follows:

Fund
----
Core Plus Bond Fund          $  274,880
Government Securities Fund       86,747
High Income Fund                 74,606
Limited Term Government
   and Agency Fund              121,912
Massachusetts Tax Free
   Income Fund                   50,696
Municipal Income Fund            80,914
Strategic Income Fund         1,908,906

e. Trustees Fees and Expenses. The CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of CDC IXIS Advisers, CDC IXIS Distributors, CDC IXIS North America, CIS or their affiliates. Each Trustee who is an independent Trustee of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees attended. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each committee member receives a meeting attendance fee of $3,750 per committee meeting attended. In addition, the independent co-chairmen of the Board split an additional $50,000 annual retainer fee. These fees are allocated to the various series of the CDC Nvest Funds Trusts and the Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each Fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

Prior to July 1, 2004, the Trust paid each independent trustee a $45,000 annual retainer and a $4,500 fee per meeting attended. In addition, each committee member received a retainer fee at the annual rate of $7,000 while each committee chairman received a $5,000 annual retainer (beyond the $7,000). Each committee member received a $1,750 fee per meeting attended. The retainer fees assumed four Board or committee meetings per year.

A deferred compensation plan (the "Plan") is available to the Trustees on a voluntary basis. Each participating Trustee will receive an amount equal to the value that such deferred compensation would have been had it been invested in a designated Fund or certain other funds of the CDC Nvest Funds Trusts or Loomis Sayles Funds Trusts on the normal payment date. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

f. Redemption Fees. Shareholders of Class A shares and Class Y shares of Core Plus Bond Fund and Strategic Income Fund and shareholders of Class A shares of High Income Fund will be charged a 2% redemption fee if they redeem, including redeeming by exchange, Class A or Class Y shares within 60 days of their acquisition (including acquisition by exchange). The redemption fee is intended to offset the costs to the Funds of short-term trading, such as portfolio transaction and market impact costs associated with redemption activity and administrative costs associated with processing redemptions. The redemption fee is deducted from the shareholder's redemption or exchange proceeds and is paid to the Fund. The "first-in, first-out" (FIFO) method is used to determine the holding period of redeemed or exchanged shares, which means that if shares were acquired on different days, the shares acquired first will be redeemed or exchanged first for purposes of determining whether the redemption fee applies. A new holding period begins with each purchase or exchange. These fees are presented on the Statements of Changes in Net Assets.

g. Publishing Services. CIS performs certain desktop publishing services for the Funds. Fees for these services are presented in the Statements of Operations as shareholder reporting. For the year ended September 30, 2004, amounts paid to CIS as compensation for these services were as follows:

                                          Publishing Services
Fund                                              Fees
----                                      -------------------
Core Plus Bond Fund                             $2,085
Government Securities Fund                       1,939
High Income Fund                                 2,774
Limited Term Government and Agency Fund          2,602
Massachusetts Tax Free Income Fund               2,042
Municipal Income Fund                            2,597
Strategic Income Fund                            2,737

5. Line of Credit. High Income Fund and Strategic Income Fund, along with certain other portfolios, participate in a $50,000,000 committed line of credit provided by IBT under a credit agreement (the "Agreement") dated April 30, 2002. Advances under the Agreement are taken primarily for temporary or emergency purposes. Borrowings under the Agreement bear interest at a rate tied to one of several short-term rates that may be selected by the lender from time to time. In addition, the Funds are charged a facility fee equal to 0.10% per annum on the unused portion of the line of credit. The annual cost of maintaining the line of credit and the facility fee is apportioned pro rata among the participating Funds. There were no borrowings as of or during the year ended September 30, 2004.

6. Security Lending. Each Fund has entered into an agreement with IBT, as an agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. The Funds receive fees for lending their securities. The market value of securities on loan to borrowers and the value of collateral held by the Funds with respect to such loans at September 30, 2004, were as follows:

                                Market Value of    Value of Collateral
Fund                          Securities on Loan         Received
----                          ------------------   -------------------
Core Plus Bond Fund               $ 8,884,679          $ 9,091,824
Government Securities Fund            631,383              651,750
High Income Fund                    6,225,067            6,394,083
Limited Term Government and
   Agency Fund                     19,528,021           19,922,719
Strategic Income Fund              37,834,180           39,044,934

7. Expense Reductions and Contingent Expense Obligations. Loomis Sayles has given binding undertakings to certain Funds to defer its management fees and, if necessary, bear certain expenses associated with these Funds to limit their operating expenses. These undertakings are in effect until the dates indicated below and will be reevaluated on an annual basis. For the year ended September 30, 2004, certain class level expenses have been reimbursed as follows: Core Plus Bond Fund $74,236 and Strategic Income Fund $5,434.

If in the following fiscal year the actual operating expenses of a Fund that previously received a deferral or reimbursement are less than the expense limit for that Fund, the Fund is required to pay an amount of additional expense that is the lower of the difference between the actual operating expenses and the expense limit and the actual amount or the actual amount of fees previously waived or expenses reimbursed. For the year ended September 30, 2004, the Strategic Income Fund reimbursed $69,643.

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

At September 30, 2004, the expense limits as a percentage of average daily net assets and amount subject to possible reimbursement under the expense limitation agreement were as follows:

                                         Expense Limit as a Percentage                              Expenses Subject
                                          of Average Daily Net Assets                                  to Possible
                                     -------------------------------------      Expiration            Reimbursement
Fund                                 Class A   Class B   Class C   Class Y       of Waiver      until September 30, 2005
----                                 -------   -------   -------   -------   ----------------   ------------------------
Core Plus Bond Fund                   1.15%     1.90%     1.90%     0.90%    January 31, 2005            $74,236
Massachusetts Tax Free Income Fund    1.40%     2.05%       --        --     January 31, 2005                 --
Strategic Income Fund                 1.25%     2.00%     2.00%     1.00%    January 31, 2005              5,434

8. Concentration of Credit. Massachusetts Tax Free Income Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. At September 30, 2004, the Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets: College 17.3%, University 14.0% and Water 12.2%. The Fund had investments in securities of issuers insured by American Municipal Bond assurance Corporation (AMBAC), Municipal Bond Investors Assurance Corporation (MBIA) and Financial Guaranty Insurance Company (FGIC) which aggregated to 13.7%, 7.5%, and 7.1% of its net assets, respectively, at September 30, 2004.

At September 30, 2004, Municipal Income Fund had more than 10% of its net assets invested in: California 10.6% and New York 13.4%. Certain revenue or tax related events in a state may impair the ability of issuers of municipal securities to pay principal and interest on their obligations.

9. Subsequent Event. Effective November 1, 2004, the names of the Distributor, Advisory Administrator, Administrator and Transfer Agent will change as follows:

                  Old Name                                     New Name
                  --------                                     --------
CDC IXIS Asset Management Distributors, L.P.   IXIS Asset Management Distributors, L.P.
CDC IXIS Asset Management Advisers L.P.        IXIS Asset Management Advisors L.P.
CDC IXIS Asset Management Services, Inc.       IXIS Asset Management Services Company

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

9. Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest. Transactions in capital shares were as follows:

                                                                               For the Period
                                                                              January 1, 2003
                                                     Year Ended                   through                    Year Ended
                                                 September 30, 2004          September 30, 2003          December 31, 2002
                                             -------------------------   -------------------------   -------------------------
Core Plus Bond Fund                            Shares        Amount        Shares        Amount        Shares        Amount
------------------------------------------   ----------   ------------   ----------   ------------   ----------   ------------
Class A
   Shares sold                                1,605,711   $ 18,625,859    2,208,881   $ 25,393,288    2,761,031   $ 30,947,862
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      399,777      4,638,774      315,868      3,625,104      630,044      7,028,137
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                              2,005,488     23,264,633    2,524,749     29,018,392    3,391,075     37,975,999
   Shares repurchased                        (3,251,762)   (37,683,812)  (4,103,015)   (47,055,063)  (5,298,328)   (59,054,703)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (1,246,274)  $(14,419,179)  (1,578,266)  $(18,036,671)  (1,907,253)  $(21,078,704)
                                             ----------   ------------   ----------   ------------   ----------   ------------

Class B
   Shares sold                                3,593,650   $ 41,729,759    4,544,450   $ 52,121,481    5,113,116   $ 57,147,872
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      162,394      1,885,405      138,840      1,592,822      309,169      3,449,629
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                              3,756,044     43,615,164    4,683,290     53,714,303    5,422,285     60,597,501
   Shares repurchased                        (4,934,717)   (57,311,673)  (3,322,658)   (38,077,677)  (3,908,528)   (43,564,808)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (1,178,673)  $(13,696,509)   1,360,632   $ 15,636,626    1,513,757   $ 17,032,693
                                             ----------   ------------   ----------   ------------   ----------   ------------

Class C
   Shares sold                                   94,805   $  1,102,148       59,911   $    688,486      138,295   $  1,555,372
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       13,177        153,074       11,703        134,339       26,871        299,976
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                107,982      1,255,222       71,614        822,825      165,166      1,855,348
   Shares repurchased                          (236,056)    (2,722,618)    (216,706)    (2,481,482)    (354,452)    (3,952,429)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (128,074)  $ (1,467,396)    (145,092)  $ (1,658,657)    (189,286)  $ (2,097,081)
                                             ----------   ------------   ----------   ------------   ----------   ------------

Class Y
   Shares sold                                  330,962   $  3,859,687      360,783   $  4,157,868      411,293   $  4,623,829
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       59,164        689,033       51,037        588,550       80,315        898,601
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                390,126      4,548,720      411,820      4,746,418      491,608      5,522,430
   Shares repurchased                          (989,193)   (11,485,471)    (500,546)    (5,745,952)    (363,731)    (4,077,509)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (599,067)  $ (6,936,751)     (88,726)  $   (999,534)     127,877   $  1,444,921
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Increase (decrease) derived from
      capital shares transactions            (3,152,088)  $(36,519,835)    (451,452)  $ (5,058,236)    (454,905)  $ (4,698,171)
                                             ==========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

9. Capital Shares (continued).

                                                                               For the Period
                                                                              January 1, 2003
                                                     Year Ended                   through                    Year Ended
                                                 September 30, 2004          September 30, 2003          December 31, 2002
                                             -------------------------   -------------------------   -------------------------
Government Securities Fund                     Shares        Amount        Shares        Amount        Shares        Amount
------------------------------------------   ----------   ------------   ----------   ------------   ----------   ------------
Class A
   Shares sold                                  307,625   $  3,620,219      679,447   $  8,249,719    1,163,096   $ 13,583,368
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      166,014      1,955,470      159,984      1,935,187      243,169      2,819,415
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                473,639      5,575,689      839,431     10,184,906    1,406,265     16,402,783
   Shares repurchased                        (1,599,820)   (18,841,760)  (1,441,491)   (17,423,672)  (1,419,343)   (16,327,594)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (1,126,181)  $(13,266,071)    (602,060)  $ (7,238,766)     (13,078)  $     75,189
                                             ----------   ------------   ----------   ------------   ----------   ------------

Class B
   Shares sold                                  128,122   $  1,502,341      320,801   $  3,882,546      712,314   $  8,363,857
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       25,440        299,768       28,512        345,321       36,766        427,149
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                153,562      1,802,109      349,313      4,227,867      749,080      8,791,006
   Shares repurchased                          (508,872)    (5,979,197)    (493,758)    (5,918,693)    (541,866)    (6,269,688)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (355,310)  $ (4,177,088)    (144,445)  $ (1,690,826)     207,214   $  2,521,318
                                             ----------   ------------   ----------   ------------   ----------   ------------

Class Y
   Shares sold                                   28,283   $    332,592       33,551   $    404,508      220,420   $  2,524,097
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income        7,684         90,336       11,024        133,483       24,957        289,414
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                 35,967        422,928       44,575        537,991      245,377      2,813,511
   Shares repurchased                           (90,187)    (1,051,210)    (364,336)    (4,409,555)    (114,051)    (1,321,509)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                      (54,220)  $   (628,282)    (319,761)  $ (3,871,564)     131,326   $  1,492,002
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Increase (decrease) derived from
      capital shares transactions            (1,535,711)  $(18,071,441)  (1,066,266)  $(12,801,156)     325,462   $  4,088,509
                                             ==========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

9. Capital Shares (continued).

                                                                              For the Period
                                                                             January 1, 2003
                                                    Year Ended                   through                    Year Ended
                                                September 30, 2004          September 30, 2003          December 31, 2002
                                             ------------------------   -------------------------   -------------------------
High Income Fund                               Shares        Amount       Shares        Amount        Shares        Amount
----------------                             ----------   -----------   ----------   ------------   ----------   ------------
Class A
   Shares sold                                1,288,493   $ 6,184,887    6,787,841   $ 30,994,716    2,021,612   $  8,897,208
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      229,520     1,097,920      178,526        792,126      317,560      1,396,013
                                             ----------   -----------   ----------   ------------   ----------   ------------
                                              1,518,013     7,282,807    6,966,367     31,786,842    2,339,172     10,293,221
   Shares repurchased                        (1,529,706)   (7,301,820)  (7,296,772)   (33,271,653)  (3,663,855)   (16,220,139)
                                             ----------   -----------   ----------   ------------   ----------   ------------
   Net increase (decrease)                      (11,693)  $   (19,013)    (330,405)  $ (1,484,811)  (1,324,683)  $ (5,926,918)
                                             ----------   -----------   ----------   ------------   ----------   ------------

Class B
   Shares sold                                  226,956   $ 1,090,578      662,229   $  2,976,263    1,040,581   $  4,725,693
   Shares issued in connection with the
      reinvestment of:
   Dividends from net investment income         117,713       563,684      105,383        467,995      201,776        889,901
                                             ----------   -----------   ----------   ------------   ----------   ------------
                                                344,669     1,654,262      767,612      3,444,258    1,242,357      5,615,594
   Shares repurchased                        (1,651,156)   (7,900,417)  (1,323,884)    (5,858,921)  (2,675,203)   (11,769,699)
                                             ----------   -----------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (1,306,487)  $(6,246,155)    (556,272)  $ (2,414,663)  (1,432,846)  $ (6,154,105)
                                             ----------   -----------   ----------   ------------   ----------   ------------

Class C
   Shares sold                                   84,117   $   402,199       69,446   $    305,018       90,003   $    403,036
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       16,780        80,318       13,856         61,635       26,503        116,430
                                             ----------   -----------   ----------   ------------   ----------   ------------
                                                100,897       482,517       83,302        366,653      116,506        519,466
   Shares repurchased                          (174,710)     (834,207)    (101,125)      (434,559)    (324,456)    (1,450,446)
                                             ----------   -----------   ----------   ------------   ----------   ------------
   Net increase (decrease)                      (73,813)  $  (351,690)     (17,823)  $    (67,906)    (207,950)  $   (930,980)
                                             ----------   -----------   ----------   ------------   ----------   ------------
   Increase (decrease) derived from
      capital shares transactions            (1,391,993)  $(6,616,858)    (904,500)  $ (3,967,380)  (2,965,479)  $(13,012,003)
                                             ==========   ===========   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

9. Capital Shares (continued).

                                                                               For the Period
                                                                              January 1, 2003
                                                     Year Ended                   through                    Year Ended
                                                 September 30, 2004          September 30, 2003          December 31, 2002
                                             -------------------------   -------------------------   -------------------------
Limited Term Government and Agency Fund        Shares        Amount        Shares        Amount        Shares        Amount
---------------------------------------      ----------   ------------   ----------   ------------   ----------   ------------
Class A
   Shares sold                                1,157,697   $ 13,126,606    3,639,344   $ 42,294,961    2,338,561   $ 26,950,560
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      239,161      2,713,978      217,806      2,527,837      348,652      4,025,182
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                              1,396,858     15,840,584    3,857,150     44,822,798    2,687,213     30,975,742
   Shares repurchased                        (2,142,804)   (24,327,014)  (2,708,272)   (31,326,172)  (3,260,141)   (37,525,210)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (745,946)  $ (8,486,430)   1,148,878   $ 13,496,626     (572,928)  $ (6,549,468)
                                             ----------   ------------   ----------   ------------   ----------   ------------

Class B
   Shares sold                                  134,092   $  1,517,724      328,497   $  3,816,554      706,265   $  8,186,137
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       25,006        283,349       27,583        319,597       40,792        470,419
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                159,098      1,801,073      356,080      4,136,151      747,057      8,656,556
   Shares repurchased                          (537,206)    (6,100,694)    (470,730)    (5,449,483)    (620,421)    (7,125,410)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (378,108)  $ (4,299,621)    (114,650)  $ (1,313,332)     126,636   $  1,531,146
                                             ----------   ------------   ----------   ------------   ----------   ------------

Class C
   Shares sold                                  106,715   $  1,211,584      257,384   $  2,997,797      570,784   $  6,611,629
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       12,725        144,384       13,512        156,679       17,765        205,133
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                119,440      1,355,968      270,896      3,154,476      588,549      6,816,762
   Shares repurchased                          (260,938)    (2,968,972)    (203,605)    (2,359,426)    (414,627)    (4,814,349)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (141,498)  $ (1,613,004)      67,291   $    795,050      173,922   $  2,002,413
                                             ----------   ------------   ----------   ------------   ----------   ------------

Class Y
   Shares sold                                   57,198   $    653,419      194,812   $  2,266,581      987,271   $ 11,289,831
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       18,709        213,178       21,540        250,898       34,738        402,928
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                 75,907        866,597      216,352      2,517,479    1,022,009     11,692,759
   Shares repurchased                          (298,779)    (3,409,632)    (344,269)    (4,012,366)    (599,695)    (6,901,951)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (222,872)  $ (2,543,035)    (127,917)  $ (1,494,887)     422,314   $  4,790,808
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Increase (decrease) derived from
      capital shares transactions            (1,488,424)  $(16,942,090)     973,602   $ 11,483,457      149,944   $  1,774,899
                                             ==========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                    Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

9. Capital Shares (continued).

                                                                          For the Period
                                                                          January 1, 2003
                                                   Year Ended                 through                 Year Ended
                                               September 30, 2004       September 30, 2003        December 31, 2002
                                             ----------------------   ----------------------   -----------------------
Massachusetts Tax Free Income Fund            Shares       Amount      Shares       Amount      Shares       Amount
----------------------------------           --------   -----------   --------   -----------   --------   ------------
Class A
   Shares sold                                 92,298   $ 1,517,739    119,001   $ 1,949,577    456,052   $  7,320,365
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income    138,812     2,281,926    115,722     1,900,796    166,936      2,687,820
                                             --------   -----------   --------   -----------   --------   ------------
                                              231,110     3,799,665    234,723     3,850,373    622,988     10,008,185
   Shares repurchased                        (583,207)   (9,546,927)  (584,421)   (9,550,818)  (659,550)   (10,569,788)
                                             --------   -----------   --------   -----------   --------   ------------
   Net increase (decrease)                   (352,097)  $(5,747,262)  (349,698)  $(5,700,445)   (36,562)  $   (561,603)
                                             --------   -----------   --------   -----------   --------   ------------

Class B
   Shares sold                                  6,385   $   104,899     22,230   $   363,317     40,852   $    652,539
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      5,985        98,181      5,690        93,253      9,320        149,611
                                             --------   -----------   --------   -----------   --------   ------------
                                               12,370       203,080     27,920       456,570     50,172        802,150
   Shares repurchased                        (122,073)   (2,004,356)   (62,206)   (1,025,084)  (164,730)    (2,629,120)
                                             --------   -----------   --------   -----------   --------   ------------
   Net increase (decrease)                   (109,703)  $(1,801,276)   (34,286)  $  (568,514)  (114,558)  $ (1,826,970)
                                             --------   -----------   --------   -----------   --------   ------------
   Increase(decrease) derived from capital
      shares transactions                    (461,800)  $(7,548,538)  (383,984)  $(6,268,959)  (151,120)  $ (2,388,573)
                                             ========   ===========   ========   ===========   ========   ============

                                                                               For the Period
                                                                               January 1, 2003
                                                     Year Ended                    through                   Year Ended
                                                 September 30, 2004          September 30, 2003          December 31, 2002
                                             -------------------------   -------------------------   -------------------------
Municipal Income Fund                          Shares        Amount        Shares        Amount        Shares        Amount
---------------------                        ----------   ------------   ----------   ------------   ----------   ------------
Class A
   Shares sold                                  562,771   $  4,169,045    1,680,532   $ 12,281,784    1,667,649   $ 12,274,988
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income      431,284      3,197,822      374,960      2,761,288      576,440      4,253,748
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                994,055      7,366,867    2,055,492     15,043,072    2,244,089     16,528,736
   Shares repurchased                        (3,170,451)   (23,420,778)  (2,814,362)   (20,686,975)  (3,360,408)   (24,705,392)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                   (2,176,396)  $(16,053,911)    (758,870)  $ (5,643,903)  (1,116,319)  $ (8,176,656)
                                             ----------   ------------   ----------   ------------   ----------   ------------

Class B
   Shares sold
   Shares issued in connection with the         128,884   $    956,534      176,974   $  1,299,640      360,545   $  2,668,323
      reinvestment of:
      Dividends from net investment income       27,197        201,837       21,918        161,634       37,421        276,214
                                             ----------   ------------   ----------   ------------   ----------   ------------
                                                156,081      1,158,371      198,892      1,461,274      397,966      2,944,537
   Shares repurchased                          (409,784)    (3,040,646)    (387,486)    (2,860,427)    (746,990)    (5,506,527)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Net increase (decrease)                     (253,703)  $ (1,882,275)    (188,594)  $ (1,399,153)    (349,024)  $ (2,561,990)
                                             ----------   ------------   ----------   ------------   ----------   ------------
   Increase(decrease) derived from capital
      shares transactions                    (2,430,099)  $(17,936,186)    (947,464)  $ (7,043,056)  (1,465,343)  $(10,738,646)
                                             ==========   ============   ==========   ============   ==========   ============

--------------------------------------------------------------------------------
                   Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

For the Year Ended September 30, 2004

9. Capital Shares (continued).

                                                                                  For the Period
                                                                                 January 1, 2003
                                                      Year Ended                     through                     Year Ended
                                                  September 30, 2004            September 30, 2003           December 31, 2002
                                              --------------------------   ---------------------------   -------------------------
Strategic Income Fund                           Shares         Amount         Shares         Amount        Shares        Amount
---------------------                         ----------   -------------   -----------   -------------   ----------   ------------
Class A
   Shares sold                                18,605,688   $ 246,707,247     4,379,870   $  52,212,398    1,233,640   $ 12,489,877
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       769,347      10,148,557       371,875       4,481,650      428,477      4,343,680
                                              ----------   -------------   -----------   -------------   ----------   ------------
                                              19,375,035     256,855,804     4,751,745      56,694,048    1,662,117     16,833,557
   Shares repurchased                         (5,231,023)    (68,866,251)   (2,180,800)    (25,669,234)  (2,583,795)   (26,064,953)
                                              ----------   -------------   -----------   -------------   ----------   ------------
   Net increase (decrease)                    14,144,012   $ 187,989,553     2,570,945   $  31,024,814     (921,678)  $ (9,231,396)
                                              ----------   -------------   -----------   -------------   ----------   ------------

Class B
   Shares sold                                 2,393,606   $  31,720,078    11,291,589   $ 137,976,336      996,177   $ 10,066,847
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       330,396       4,369,393       268,978       3,224,645      364,119      3,688,894
                                              ----------   -------------   -----------   -------------   ----------   ------------
                                               2,724,002      36,089,471    11,560,567     141,200,981    1,360,296     13,755,741
   Shares repurchased                         (2,654,105)    (34,998,138)  (11,369,542)   (139,122,966)  (2,502,784)   (25,285,670)
                                              ----------   -------------   -----------   -------------   ----------   ------------
   Net increase (decrease)                        69,897   $   1,091,333       191,025   $   2,078,015   (1,142,488)  $(11,529,929)
                                              ----------   -------------   -----------   -------------   ----------   ------------

Class C
   Shares sold                                14,515,841   $ 193,058,623     3,238,168   $  38,652,520      331,088   $  3,346,746
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income       242,679       3,207,880        96,560       1,163,101      101,770      1,030,223
                                              ----------   -------------   -----------   -------------   ----------   ------------
                                              14,758,520     196,266,503     3,334,728      39,815,621      432,858      4,376,969
   Shares repurchased                         (1,236,758)    (16,245,858)     (647,304)     (7,733,899)    (771,825)    (7,794,721)
                                              ----------   -------------   -----------   -------------   ----------   ------------
   Net increase (decrease)                    13,521,762   $ 180,020,645     2,687,424   $  32,081,722     (338,967)  $ (3,417,752)
                                              ----------   -------------   -----------   -------------   ----------   ------------

Class Y
   Shares sold                                   850,431   $  11,206,980       110,719   $   1,316,510       68,699   $    692,601
   Shares issued in connection with the
      reinvestment of:
      Dividends from net investment income        14,335         188,666         7,237          87,673        4,144         42,230
                                              ----------   -------------   -----------   -------------   ----------   ------------
                                                 864,766      11,395,646       117,956       1,404,183       72,843        734,831
   Shares repurchased                           (240,560)     (3,177,333)      (40,357)       (480,677)     (21,066)      (211,862)
                                              ----------   -------------   -----------   -------------   ----------   ------------
   Net increase (decrease)                       624,206   $   8,218,313        77,599   $     923,506       51,777   $    522,969
                                              ----------   -------------   -----------   -------------   ----------   ------------
   Increase (decrease) derived from capital
      shares transactions                     28,359,877   $ 377,319,844     5,526,993   $  66,108,057   (2,351,356)  $(23,656,108)
                                              ==========   =============   ===========   =============   ==========   ============

--------------------------------------------------------------------------------
             Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

To the Trustees and Shareholders of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, and Loomis Sayles Funds II:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Loomis Sayles Core Plus Bond Fund and Loomis Sayles Government Securities Fund, each a series of CDC Nvest Funds Trust I, the Loomis Sayles Massachusetts Tax Free Income Fund, a series of CDC Nvest Funds Trust II, and the Loomis Sayles High Income Fund, Loomis Sayles Limited Term U.S. Government and Agency Fund (formerly Loomis Sayles Limited Term U.S. Government Fund), Loomis Sayles Municipal Income Fund, and the Loomis Sayles Strategic Income Fund, each a series of Loomis Sayles Funds II (collectively, the "Funds"), at September 30, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 16, 2004

--------------------------------------------------------------------------------
                         Trustee and Officer Information
--------------------------------------------------------------------------------

The table below provides certain information regarding the Trustees and officers of CDC Nvest Funds Trust I, CDC Nvest Funds Trust II and Loomis Sayles Funds II. Unless otherwise indicated, the address of all persons below is 399 Boylston Street, Boston, MA 02116.

                               Position(s) Held with the                                          Number of Portfolios in
                                Trusts, Length of Time          Principal Occupation(s)          Fund Complex Overseen and
Name and Age                  Served and Term of Office*         During Past 5 Years**           Other Directorships Held
---------------------------   --------------------------   ---------------------------------   ----------------------------
INDEPENDENT TRUSTEES

Graham T. Allison, Jr. (64)            Trustee,            Douglas Dillon Professor and        41;
                                  Contract Review and      Director for the Belfer Center      Director, Taubman Centers,
                                 Governance Committee      of Science and International        Inc.; Advisory Board Member,
                                        Member;            Affairs, John F. Kennedy            USEC Inc.
                               Since 1984 for CDC Nvest    School of Government,
                               Funds Trust I, 1995 for     Harvard University
                               CDC Nvest Funds Trust II,
                                2003 for Loomis Sayles
                                       Funds II

Edward A. Benjamin (66)                Trustee,            Retired                             41;
                                Audit Committee Member,                                        Director, Coal, Energy
                               Since 2003 for CDC Nvest                                        Investments & Management,
                                 Funds Trust I and CDC                                         LLC; Director, Precision
                              Nvest Funds Trust II, 2002                                       Optics Corporation
                              for Loomis Sayles Funds II

Daniel M. Cain (59)                    Trustee,            President and CEO, Cain             41;
                                 Chairman of the Audit     Brothers & Company,                 Trustee, Universal Health
                                      Committee,           Incorporated                        Realty Income Trust;
                               Since 1996 for CDC Nvest                                        Director, Sheridan
                                 Funds I and CDC Nvest                                         Healthcorp
                               Funds II, 2003 for Loomis
                                   Sayles Funds II;
                               Co-Chairman of the Board
                                      since 2004

Paul G. Chenault (71)                  Trustee,            Retired; Trustee, First             41;
                                  Contract Review and      Variable Life                       Director, Mailco Office
                                 Governance Committee                                          Products, Inc.
                                        Member,
                               Since 2003 for CDC Nvest
                                 Funds Trust I and CDC
                              Nvest Funds Trust II, 2000
                              for Loomis Sayles Funds II

Kenneth J. Cowan (72)                  Trustee,            Retired                             41;
                               Chairman of the Contract                                        None
                                 Review and Governance
                                      Committee,
                               Since 1993 for CDC Nvest
                                Funds Trust I, 1975 for
                              CDC Nvest Funds Trust II,
                                2003 for Loomis Sayles
                                       Funds II;
                               Co-Chairman of the Board
                                      Since 2004

--------------------------------------------------------------------------------
                         Trustee and Officer Information
--------------------------------------------------------------------------------

                               Position(s) Held with the                                          Number of Portfolios in
                                Trusts, Length of Time          Principal Occupation(s)          Fund Complex Overseen and
Name and Age                  Served and Term of Office*         During Past 5 Years**           Other Directorships held
---------------------------   --------------------------   ---------------------------------   -----------------------------
INDEPENDENT TRUSTEES
continued

Richard Darman (61)                    Trustee             Partner, The Carlyle Group;         41;
                                  Contract Review and      Chairman of the Board of            Director and Chairman,
                                 Governance Committee      Directors of AES                    AES Corporation
                                        Member,            Corporation; formerly,
                               Since 1996 for CDC Nvest    Professor, John F. Kennedy
                                 Funds Trust I and CDC     School of Government,
                              Nvest Funds Trust II, 2003   Harvard University
                              for Loomis Sayles Funds II

Sandra O. Moose (62)                   Trustee             President, Strategic Advisory       41
                                Audit Committee Member;    Services; formerly, Senior          Director, Verizon
                               Since 1982 for CDC Nvest    Vice President and Director,        Communications;
                                Funds Trust I, 1993 for    The Boston Consulting               Director, Rohm and Haas
                               CDC Nvest Funds Trust II,   Group, Inc.                         Company;
                                  2003 Loomis Sayles                                           Director, AES Corporation
                                       Funds II

John A. Shane (71)                     Trustee             President, Palmer Service           41
                                  Contract Review and      Corporation                         Director, Gensym
                                 Governance Committee                                          Corporation; Director,
                                        Member,                                                Overland Storage, Inc.;
                               Since 1993 for CDC Nvest                                        Director, Abt Associates Inc.
                                Funds Trust I, 1982 for
                               CDC Nvest Funds Trust II,
                                2003 for Loomis Sayles
                                       Funds II

INTERESTED TRUSTEES

Robert J. Blanding/1/ (57)     Chief Executive Officer,    President, Chairman,                41;
555 California Street         Loomis Sayles Funds II and   Director, and Chief Executive       None
San Francisco, CA 94104                Trustee,            Officer, Loomis Sayles &
                               Since 2003 for CDC Nvest    Company, L.P.; President and
                                 Funds Trust I and CDC     CEO - Loomis Sayles Funds
                              Nvest Funds Trust II, 2002   I
                              for Loomis Sayles Funds II

John T. Hailer/2/ (43)          President and Trustee;     President and Chief Executive       41;
                               Since 2000 for CDC Nvest    Officer, CDC IXIS Asset             None
                                 Funds Trust I and CDC     Management Distributors,
                              Nvest Funds Trust II, 2003   L.P.; President and Chief
                              for Loomis Sayles Funds II   Executive Officer - CDC
                                                           Nvest Funds; Executive Vice
                                                           President, Loomis Sayles
                                                           Funds I

--------------------------------------------------------------------------------
                         Trustee and Officer Information
--------------------------------------------------------------------------------

                                Position(s) Held with                                             Number of Portfolios in
                                the Trust and Length of         Principal Occupation(s)          Fund Complex Overseen and
Name and Age                         Time Served*                During Past 5 Years**           Other Directorships held
---------------------------   --------------------------   ---------------------------------   ----------------------------
OFFICERS

John E. Pelletier (40)          Chief Operating Officer    President, Director and Chief       Not Applicable
                                      Since 2004           Executive Officer, CDC IXIS
                                                           Asset Management Services,
                                                           Inc.; Executive Vice
                                                           President, CDC IXIS
                                                           Distribution Corporation;
                                                           Executive Vice President and
                                                           Chief Operating Officer,
                                                           CDC IXIS Asset
                                                           Management Distributors,
                                                           L.P. and CDC IXIS Asset
                                                           Management Advisers, L.P.;
                                                           formerly, Senior Vice
                                                           President, General Counsel,
                                                           Secretary and Clerk, CDC
                                                           IXIS Distribution
                                                           Corporation; Executive Vice
                                                           President, General Counsel,
                                                           Secretary and Clerk, CDC
                                                           IXIS Asset Management
                                                           Distributors, L.P., CDC IXIS
                                                           Asset Management Advisers,
                                                           L.P.; Executive Vice
                                                           President, General Counsel,
                                                           Secretary and Clerk, CDC
                                                           IXIS Asset Management
                                                           Services, Inc.

Coleen Downs Dinneen (43)     Secretary, Clerk and Chief   Senior Vice President,              Not Applicable
                                     Legal Officer         General Counsel, Secretary
                                      Since 2004           and Clerk, CDC IXIS
                                                           Distribution Corporation,
                                                           CDC IXIS Asset
                                                           Management Distributors,
                                                           L.P., CDC IXIS Asset
                                                           Management Advisers, L.P.
                                                           and CDC IXIS Asset
                                                           Management Services, Inc.;
                                                           formerly, Senior Vice
                                                           President, Deputy General
                                                           Counsel, Assistant Secretary
                                                           and Assistant Clerk, CDC
                                                           IXIS Asset Management
                                                           Advisers, L.P., CDC IXIS
                                                           Asset Management Services,
                                                           Inc. and Vice President
                                                           Deputy General Counsel,
                                                           Assistant Secretary and
                                                           Assistant Clerk, CDC IXIS
                                                           Distribution Corporation

--------------------------------------------------------------------------------
                         Trustee and Officer Information
--------------------------------------------------------------------------------

                                 Position(s) Held with                                            Number of Portfolios in
                                 the Trusts, Length of          Principal Occupation(s)          Fund Complex Overseen and
Name and Age                        of Time Served*              During Past 5 Years**           Other Directorships held
---------------------------   --------------------------   ---------------------------------   -----------------------------
OFFICERS
continued

Michael Kardok (45)              Treasurer, Principal      Senior Vice President, CDC          Not Applicable
                               Financial and Accounting    IXIS Asset Management
                                        Officer            Services, Inc.; Senior Vice
                                      Since 2004           President, CDC IXIS Asset
                                                           Management Advisers, L.P.;
                                                           formerly, Senior Director,
                                                           PFPC Inc; Vice President -
                                                           Division Manager, First Data
                                                           Investor Services, Inc.

Kristin Vigneaux (35)          Chief Compliance Officer    Chief Compliance Officer            Not Applicable
                                      Since 2004           for Mutual Funds, CDC
                                                           IXIS Asset Management
                                                           Distributors, L.P., CDC
                                                           IXIS Asset Management
                                                           Advisers, L.P. and CDC
                                                           IXIS Asset Management
                                                           Services, Inc.; formerly, Vice
                                                           President CDC IXIS Asset
                                                           Management Services, Inc.

Daniel J. Fuss (71)            Executive Vice President    Vice Chairman and                   Not Applicable
One Financial Center                  Since 2003           Director, Loomis Sayles &
Boston, MA 02111                                           Company, L.P.; Prior to
                                                           2002, President and Trustee
                                                           of Loomis Sayles Funds II

Frank LoPiccolo (51)             Anti-Money Laundering     President and CEO, CDC              Not Applicable
                                        Officer            IXIS Asset Management
                                      Since 2003           Services, Inc.

* Each Trustee serves for an indefinite term in accordance with its current By-Laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified. At a meeting held on February 27, 2004, the Trustees voted to suspend the retirement policy until 2005.

** Previous positions during the past five years with the Distributor, CDC IXIS Advisers or Loomis Sayles are omitted if not materially different from a trustee's or officer's current position with such entity. As indicated, each Trustee is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.

/1/ Mr. Blanding is deemed an "interested person" of Loomis Sayles Funds II because he holds the following positions with affiliated persons of Loomis Sayles Funds II: President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

/2/ Mr. Hailer is an "interested person" of Loomis Sayles Funds II because he holds the following positions with affiliated persons of Loomis Sayles Funds II: Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers").

The statement of additional information includes additional information about the Trustees of the Trusts and is available, without charge, by calling CDC Nvest Funds at 800-225-5478.

Item 2. Code of Ethics.

The Trust has adopted a code of Ethics that applies to the Trust's principal executive officer, principal financial officer and persons performing similar functions which

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Trust has established an audit committee. Ms. Sandra O. Moose, and Messrs. Edward A. Benjamin and Daniel M. Cain, all members of the audit committee, have been designated as financial experts. Each of these individuals is also an Independent Trustee of the Trust.

Item 4. Principal Accountant Fees and Services.

Fees paid to Principal Accountant by the Fund. The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Trust's annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the registrant's financial statements and but not reported under "Audit Fees"); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Trust, other than the services provided reported as a part of (a) through (c) of this Item.

                                             Audit-related
                              Audit fees        fees/1/        Tax fees/2/    All other fees
--------------------------------------------------------------------------------------------
                            2003     2004     2003   2004     2003     2004     2003   2004
--------------------------------------------------------------------------------------------
CDC Nvest Funds Trust I*   53,250   53,250     --     --     12,063   8,730      --     --
--------------------------------------------------------------------------------------------

Aggregate fees billed to the Trust* for non-audit services for 2003 and 2004 were $12,063 and $8,730, respectively.

*Consists of Funds in the Trust with a fiscal year end of September 30, 2004 (Loomis Sayles Core Plus Bond Fund and Loomis Sayles Government Securities
Fund).

Fees paid to Principal Accountant By Adviser and Control Affiliates. The following table sets forth the non-audit services provided by the Trust's principal accountant to CDC IXIS Asset Management Advisers, L.P. and entities controlling, controlled by or under common control with CDC IXIS Asset Management Advisers, L.P. that provide ongoing services to the Trust ("Control Affiliates") for the last two fiscal years.

                     Audit-related fees/1/     Tax fees      All other fees
----------------------------------------------------------------------------
                         2003      2004      2003   2004     2003      2004
----------------------------------------------------------------------------
Control Affiliates     $65,000   $73,600      --     --    $45,000   $54,400
----------------------------------------------------------------------------

[1. The audit related fees consist of performing a SAS 70 internal examination of the Trust's transfer agent and a review of 12b-1 payments made to a Trust affiliate]

Aggregate fees billed to Control Affiliates for non-audit services during 2003 and 2004 were $45,000 and $54,400, respectively

None of the services described above were approved pursuant to (c)(7)(i)(C) of Regulation S-X.

Audit Committee Pre Approval Policies.

     Annually, the Trust's Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Trust and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

     If, in the opinion of management, a proposed engagement by the Trust's independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review of the full Audit committee at its next quarterly meeting. All other engagements require the approval of all the members of the audit committee.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Securities Holders.

     The following represents new procedures by which shareholders may recommend nominees to the registrant's board of trustees:

     Shareholders that wish to nominate a candidate to the Board (the "Nominating Shareholder") must submit any such recommendation in writing to the following address: Attention of the Board of Trustees, c/o Secretary of the Funds, IXIS Asset Management Services Advisors Group, 399 Boylston Street, Boston, MA 02116; or by email to secretaryofthefunds@ixisag.com (the "Shareholder Recommendation"). The Shareholder Recommendation must contain sufficient background information concerning the candidate to enable a proper judgment to be made as to the candidate's qualifications, which may include (i) the nominee's knowledge of the mutual fund industry; (ii) any experience possessed by the nominee as a director or senior officer of other public companies; (iii) the nominee's educational background; (iv) the nominee's reputation for high ethical standards and personal and professional integrity;
(v) any specific financial, technical or other expertise possessed by the nominee, and the extent to which such expertise would complement the Board's existing mix of skills and qualifications; (vi) the nominee's perceived ability to contribute to the ongoing functions of the Board, including the nominee's ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the nominee's ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the appropriate Board Committee may request in light of the existing composition of the Board and any anticipated vacancies or other transitions. The Shareholder Recommendation must be received in a timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund). A Shareholder Recommendation shall be kept on file and considered by the Board for six (6) months from the date of receipt, after which the Shareholder Recommendation shall be considered stale and discarded.

Item 10. Controls and Procedures.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 11. Exhibits.

     (a)  (1) Code of Ethics filed herewith as exhibit (a)(1).
     (a) (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2), as herewith as exhibit (a)(2)(1) and (a)(2)(2)
     (a)  (3) Not applicable.
     (b) Certification of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b)

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        CDC Nvest Funds Trust I


                                        By:    /s/ JOHN T. HAILER
                                               ---------------------------------
                                        Name:  John T. Hailer
                                        Title: President and Chief Executive
                                               Officer
                                        Date:  November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By:    /s/ JOHN T. HAILER
                                               ---------------------------------
                                        Name:  John T. Hailer
                                        Title: President and Chief Executive
                                               Officer
                                        Date:  November 19, 2004


                                        By:    /s/ MICHAEL KARDOK
                                               ---------------------------------
                                        Name:  Michael Kardok
                                        Title: Treasurer, Principal Financial
                                               Officer and Accounting Officer
                                        Date:  November 19, 2004